HARTFORD LEADERS ELITE PLUS
SEPARATE ACCOUNT SEVEN
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
           1-800-862-7155 (REGISTERED REPRESENTATIVES)        [THE HARTFORD LOGO]

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This prospectus describes information you should know before you purchase Series I or Series IR of Hartford Leaders Elite Plus variable annuity. Please read it carefully.

We call this annuity Hartford Leaders Elite Plus variable annuity because each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The expenses for this annuity may be higher than the expenses for an annuity without the Payment Enhancements. The Payment Enhancements may, over time, be more than offset by the higher expenses.

Hartford Leaders Elite Plus variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.
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At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- JENNISON PORTFOLIO SUB-ACCOUNT (formerly Prudential Jennison Portfolio Sub-Account) which purchases Class II shares of the Jennison Portfolio (formerly Prudential Jennison Portfolio) of The Prudential Series Fund, Inc. ("Jennison Portfolio")

- PRUDENTIAL JENNISON INTERNATIONAL GROWTH PORTFOLIO SUB-ACCOUNT which purchases Class II shares of the SP Jennison International Growth Portfolio of The Prudential Series Fund, Inc. ("Prudential Jennison International Growth Portfolio")

- JENNISON 20/20 FOCUS PORTFOLIO SUB-ACCOUNT (formerly Prudential 20/20 Focus Portfolio Sub-Account) which purchases Class II shares of the Jennison 20/20 Focus Portfolio (formerly 20/20 Focus Portfolio) of The Prudential Series Fund, Inc. ("Jennison 20/20 Focus Portfolio")

- PRUDENTIAL VALUE PORTFOLIO SUB-ACCOUNT which purchases Class II shares of the Value Portfolio of The Prudential Series Fund, Inc. ("Prudential Value Portfolio")

- AIM V.I. AGGRESSIVE GROWTH FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Aggressive Growth Fund of the
  A I M Variable Insurance Funds

- AIM V.I. BASIC VALUE FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Basic Value Fund of the A I M Variable Insurance Funds

- AIM V.I. BLUE CHIP FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Blue Chip Fund of the A I M Variable Insurance Funds

- AIM V.I. CAPITAL APPRECIATION FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Capital Appreciation Fund of the A I M Variable Insurance Funds

- AIM V.I. DENT DEMOGRAPHIC TRENDS FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Dent Demographic Trends Fund of the A I M Variable Insurance Funds

- AIM V.I. GOVERNMENT SECURITIES FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Government Securities Fund of the A I M Variable Insurance Funds

- AIM V.I. INTERNATIONAL GROWTH FUND SUB-ACCOUNT (formerly AIM V.I. International Equity Fund Sub-Account) which purchases Series I shares of the AIM V.I. International Growth Fund (formerly AIM V.I. International Equity
  Fund) of the A I M Variable Insurance Funds

- AIM V.I. MID CAP CORE EQUITY FUND SUB-ACCOUNT (formerly AIM V.I. Mid Cap Equity Fund Sub-Account) which purchases Series I shares of the AIM V.I. Mid Cap Core Equity Fund (formerly AIM V.I. Mid Cap Equity Fund) of the A I M Variable Insurance Funds

- AIM V.I. PREMIER EQUITY FUND SUB-ACCOUNT (formerly AIM V.I. Value Fund Sub-Account) which purchases Series I shares of the AIM V.I. Premier Equity Fund (formerly AIM V.I. Value Fund) of the A I M Variable Insurance Funds

- AMERICAN FUNDS ASSET ALLOCATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Asset Allocation Fund of American Funds Insurance Series (also known as American Variable Insurance Series) ("American Funds Asset Allocation Fund")

- AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Blue Chip Income and Growth Fund of American Funds Insurance Series ("American Funds Blue Chip Income and Growth Fund")

- AMERICAN FUNDS BOND FUND SUB-ACCOUNT which purchases Class 2 shares of the Bond Fund of American Funds Insurance Series ("American Funds Bond Fund")

- AMERICAN FUNDS GLOBAL GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Growth Fund of American Funds Insurance Series ("American Funds Global Growth Fund")

- AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Small Capitalization Fund of American Funds Insurance Series ("American Funds Global Small Capitalization Fund")

- AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth Fund of American Funds Insurance Series ("American Funds Growth Fund")

- AMERICAN FUNDS GROWTH-INCOME FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth-Income Fund of American Funds Insurance Series ("American Funds Growth-Income Fund")

- AMERICAN FUNDS INTERNATIONAL FUND SUB-ACCOUNT which purchases Class 2 shares of the International Fund of American Funds Insurance Series ("American Funds International Fund")

- AMERICAN FUNDS NEW WORLD FUND SUB-ACCOUNT which purchases Class 2 shares of the New World Fund of American Funds Insurance Series ("American Funds New World Fund")

- FRANKLIN INCOME SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Income Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Income Securities Fund")

- FRANKLIN LARGE CAP GROWTH SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Large Cap Growth Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Large Cap Growth Securities Fund")

- FRANKLIN REAL ESTATE FUND SUB-ACCOUNT (closed to Contracts issued on or after May 1, 2002) which purchases Class 2 shares of the Franklin Real Estate Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Real Estate Fund")

- FRANKLIN SMALL CAP FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Small Cap Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Small Cap Fund")

- FRANKLIN STRATEGIC INCOME SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Franklin Strategic Income Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Strategic Income Securities Fund")

- FRANKLIN TECHNOLOGY SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Technology Securities Fund of the Franklin Templeton Variable Insurance Products Trust. ("Franklin Technology Securities Fund")

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Money Market HLS Fund, Inc.

- MFS CAPITAL OPPORTUNITIES SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Capital Opportunities Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS EMERGING GROWTH SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Emerging Growth Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS GLOBAL EQUITY SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Global Equity Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS HIGH INCOME SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- High Income Series of the MFS-Registered Trademark-Variable Insurance Trust-SM-

- MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Investors Growth Stock Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS INVESTORS TRUST SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Investors Trust Series of the MFS-Registered Trademark-Variable Insurance Trust-SM-

- MFS MID CAP GROWTH SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Mid Cap Growth Series of the MFS-Registered Trademark-Variable Insurance Trust-SM-

- MFS NEW DISCOVERY SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- New Discovery Series of the MFS-Registered Trademark-Variable Insurance Trust-SM-

- MFS TOTAL RETURN SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Total Return Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-

- MUTUAL SHARES SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of Mutual Shares Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Mutual Shares Securities Fund")

- TEMPLETON GLOBAL ASSET ALLOCATION FUND SUB-ACCOUNT (formerly Templeton Asset Strategy Fund Sub-Account) (closed to Contracts issued on or after May 1,
  2002) which purchases Class 2 shares of the Templeton Global Asset Allocation Fund (formerly Templeton Asset Strategy Fund) of the Franklin Templeton Variable Insurance Products Trust ("Templeton Global Asset Allocation Fund")

- TEMPLETON DEVELOPING MARKETS SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Templeton Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Developing Markets Securities Fund")

- TEMPLETON GROWTH SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Templeton Growth Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Growth Securities Fund")

- TEMPLETON FOREIGN SECURITIES FUND SUB-ACCOUNT (formerly Templeton International Securities Fund Sub-Account) which purchases Class 2 shares of the Templeton Foreign Securities Fund (formerly Templeton International Securities Fund) of the Franklin Templeton Variable Insurance Products Trust ("Templeton Foreign Securities Fund")

You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature", which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Contract IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
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THE DATE OF THIS PROSPECTUS IS MAY 1, 2002.
THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 2002.

4                                                HARTFORD LIFE INSURANCE COMPANY
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TABLE OF CONTENTS

                                                                PAGE
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DEFINITIONS                                                       5
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FEE TABLE                                                         7
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HIGHLIGHTS                                                       12
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GENERAL CONTRACT INFORMATION                                     14
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  Hartford Life Insurance Company                                14
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  The Separate Account                                           14
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  The Funds                                                      14
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PERFORMANCE RELATED INFORMATION                                  18
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THE FIXED ACCUMULATION FEATURE                                   19
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THE CONTRACT                                                     20
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  Purchases and Contract Value                                   20
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  Charges and Fees                                               23
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  Death Benefit                                                  25
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  Surrenders                                                     29
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ANNUITY PAYOUTS                                                  30
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OTHER PROGRAMS AVAILABLE                                         33
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OTHER INFORMATION                                                33
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  Legal Matters                                                  34
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  More Information                                               34
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FEDERAL TAX CONSIDERATIONS                                       34
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         39
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          40
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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES               43
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APPENDIX III -- ACCUMULATION UNIT VALUES                         46
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HARTFORD LIFE INSURANCE COMPANY                                                5
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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity Payouts.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a

6                                                HARTFORD LIFE INSURANCE COMPANY
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Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT ENHANCEMENT: An amount that Hartford credits your Contract Value at the time a premium payment is made. The amount of a Payment Enhancement is based on the cumulative premium payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

HARTFORD LIFE INSURANCE COMPANY                                                7
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                                   FEE TABLE

CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage of
  Premium Payments)                                             None
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Contingent Deferred Sales Charge (as a percentage of Premium
  Payments) (1)
    First Year (2)                                                 8%
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    Second Year                                                    8%
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    Third Year                                                     8%
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    Fourth Year                                                    8%
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    Fifth Year                                                     7%
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    Sixth Year                                                     6%
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    Seventh Year                                                   5%
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    Eighth Year                                                    0%
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ANNUAL MAINTENANCE FEE (3)                                       $30
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SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                           1.50%
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    Administrative Charge                                       0.15%
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    Total Separate Account Annual Expenses                      1.65%
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OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                               0.15%
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    Earnings Protection Benefit Charge                          0.20%
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    Total Separate Account Annual Expenses with all optional
     charges                                                    2.00%
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(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Example is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Example reflect the Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses with all Optional Charges, and expenses of the underlying Funds. We will deduct any Premium Taxes that apply. The Example assumes that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Example. If you do not select all of the optional benefits, your expenses would be lower than those shown in the Example.

The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes that the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.

8                                                HARTFORD LIFE INSURANCE COMPANY
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                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                                     12B-1
                                                                                  DISTRIBUTION                TOTAL FUND
                                                                                AND/OR SERVICING    OTHER     OPERATING
                                                              MANAGEMENT FEES         FEES         EXPENSES    EXPENSES
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Jennison Portfolio                                                 0.60%              0.25%         0.19%        1.04%
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Prudential Jennison International Growth Portfolio                 0.85%              0.25%         0.60%        1.70%
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Jennison 20/20 Focus Portfolio                                     0.75%              0.25%         0.28%        1.28%
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Prudential Value Portfolio                                         0.40%              0.25%         0.19%        0.84%
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AIM V.I. Aggressive Growth Fund -- Series I (1)                    0.80%               N/A          0.41%        1.21%
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AIM V.I. Basic Value Fund -- Series I (1)(2)                       0.73%               N/A          0.57%        1.30%
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AIM V.I. Blue Chip Fund -- Series I (1)                            0.75%               N/A          0.51%        1.26%
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AIM V.I. Capital Appreciation Fund -- Series I (1)                 0.61%               N/A          0.24%        0.85%
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AIM V.I. Dent Demographic Trends Fund -- Series I (1)(3)           0.85%               N/A          0.59%        1.44%
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AIM V.I. Government Securities Fund -- Series I (1)                0.50%               N/A          0.58%        1.08%
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AIM V.I. International Growth Fund -- Series I (1)                 0.73%               N/A          0.32%        1.05%
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AIM V.I. Mid Cap Core Equity Fund -- Series I (1)(2)               0.73%               N/A          0.57%        1.30%
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AIM V.I. Premier Equity Fund -- Series I (1)                       0.60%               N/A          0.25%        0.85%
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American Funds Asset Allocation Fund                               0.43%              0.25%         0.02%        0.70%
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American Funds Blue Chip Income and Growth Fund (4)                0.25%              0.12%         0.00%        0.37%
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American Funds Bond Fund                                           0.48%              0.25%         0.01%        0.74%
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American Funds Global Growth Fund                                  0.66%              0.25%         0.04%        0.95%
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American Funds Global Small Capitalization Fund                    0.80%              0.25%         0.03%        1.08%
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American Funds Growth Fund                                         0.37%              0.25%         0.01%        0.63%
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American Funds Growth-Income Fund                                  0.33%              0.25%         0.02%        0.60%
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American Funds International Fund                                  0.55%              0.25%         0.06%        0.86%
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American Funds New World Fund                                      0.85%              0.25%         0.06%        1.16%
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Franklin Real Estate Fund -- Class 2 (5)(6)                        0.56%              0.25%         0.03%        0.84%
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Franklin Income Securities Fund -- Class 2 (5)(6)                  0.49%              0.25%         0.04%        0.78%
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Franklin Large Cap Growth Securities Fund -- Class 2 (5)(6)        0.75%              0.25%         0.03%        1.03%
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Franklin Small Cap Fund -- Class 2 (6)(7)                          0.53%              0.25%         0.31%        1.09%
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Franklin Strategic Income Securities Fund -- Class 1 (7)           0.42%               N/A          0.34%        0.76%
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Franklin Technology Securities Fund -- Class 2 (6)(7)              0.55%              0.25%         0.51%        1.31%
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Hartford Money Market HLS Fund -- Class IB                         0.45%              0.25%         0.03%        0.73%
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MFS-Registered Trademark- Capital Opportunities Series --
  Initial Class (9)(10)                                            0.75%               N/A          0.16%        0.91%
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MFS-Registered Trademark- Emerging Growth Series -- Initial
  Class (8)                                                        0.75%               N/A          0.12%        0.87%
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MFS-Registered Trademark- Global Equity Series -- Initial
  Class (8)(9)                                                     1.00%               N/A          0.16%        1.16%
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MFS-Registered Trademark- Investors Growth Stock Series --
  Initial Class (8)(9)                                             0.75%               N/A          0.17%        0.92%
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MFS-Registered Trademark- Investors Trust Series -- Initial
  Class (8)                                                        0.75%               N/A          0.15%        0.90%
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MFS-Registered Trademark- High Income Series -- Initial
  Class (8)(9)                                                     0.75%               N/A          0.16%        0.91%
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MFS-Registered Trademark- Mid Cap Growth Series -- Initial
  Class (8)(9)                                                     0.75%               N/A          0.15%        0.90%
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MFS-Registered Trademark- New Discovery Series -- Initial
  Class (8)(9)                                                     0.90%               N/A          0.16%        1.06%
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HARTFORD LIFE INSURANCE COMPANY                                                9
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                                                                                                            TOTAL FUND
                                                                          12B-1                              OPERATING
                                                                       DISTRIBUTION          OTHER           EXPENSES
                                                   MANAGEMENT FEES   AND/OR SERVICING      EXPENSES       (INCLUDING ANY
                                                   (INCLUDING ANY    FEES (INCLUDING    (INCLUDING ANY    WAIVERS AND ANY
                                                      WAIVERS)         ANY WAIVERS)     REIMBURSEMENTS)   REIMBURSEMENTS)
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MFS-Registered Trademark- Total Return Series --
  Initial Class (8)                                     0.75%              N/A              0.14%             0.89%
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Mutual Shares Securities Fund -- Class 2 (6)            0.60%             0.25%             0.19%             1.04%
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Templeton Global Asset Allocation Fund -- Class 2
  (6)                                                   0.61%             0.25%             0.20%             1.06%
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Templeton Developing Markets Securities Fund --
  Class 1                                               1.25%              N/A              0.32%             1.57%
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Templeton Growth Securities Fund -- Class 2
  (5)(6)                                                0.80%             0.25%             0.05%             1.10%
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Templeton Foreign Securities Fund -- Class 2
  (6)(7)                                                0.69%             0.25%             0.22%             1.16%
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(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2001 and are expressed as a percentage of Fund average daily net assets.

(2) Figures shown in the table are estimates for the current year and are expressed as a percentage of Fund average daily net assets.

(3) The investment adviser has voluntarily agreed to waive fees and/or expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increase in expenses due to expense offset arrangements, if any) to limit total fund operating expenses as shown in the table below.

                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund -- Series I
  Shares                                                    0.71%             0.00%        0.59%        1.30%
---------------------------------------------------------------------------------------------------------------

(4) The Fund commenced operations on July 5, 2001, therefore the expenses provided are not representative of a full year and are based on activity from July 5, 2001 through December 31, 2001.

(5) The Fund administration fee is paid indirectly through the Management Fee.

(6) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(7) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. With this reduction, Total Fund Operating Expenses are:

                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2                          0.45%             0.25%        0.31%        1.01%
---------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund -- Class 1        0.37%              N/A         0.34%        0.71%
---------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund -- Class 2              0.52%             0.25%        0.51%        1.28%
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund -- Class 2                0.68%             0.25%        0.22%        1.15%
---------------------------------------------------------------------------------------------------------------

(8) Each Series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Total Fund Operating Expenses would be lower for certain series and would equal:

                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities
  Series -- Initial Class                                   0.75%              N/A         0.15%        0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth Series --
  Initial Class                                             0.75%              N/A         0.11%        0.86%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity Series --
  Initial Class                                             1.00%              N/A         0.15%        1.15%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth Stock
  Series -- Initial Class                                   0.75%              N/A         0.15%        0.90%
---------------------------------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Trust Series --
  Initial Class                                             0.75%              N/A         0.14%        0.89%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series --
  Initial Class                                             0.75%              N/A         0.15%        0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth Series --
  Initial Class                                             0.75%              N/A         0.15%        0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series --
  Initial Class                                             0.90%              N/A         0.15%        1.05%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return Series --
  Initial Class                                             0.75%              N/A         0.13%        0.88%
---------------------------------------------------------------------------------------------------------------

(9) MFS has contractually agreed, subject to reimbursement, to bear certain "Other Expenses" for these series, after taking into account the expense offset arrangement described above. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series. Without these reductions, Total Fund Operating Expenses would have been:

                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities
  Series -- Initial Class                                   0.75%              N/A         0.21%        0.96%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity Series --
  Initial Class                                             1.00%              N/A         1.22%        2.22%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth Stock
  Series -- Initial Class                                   0.75%              N/A         0.17%        0.92%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series --
  Initial Class                                             0.75%              N/A         0.26%        1.01%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth Series --
  Initial Class                                             0.75%              N/A         0.20%        0.95%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series --
  Initial Class                                             0.90%              N/A         0.19%        1.09%
---------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

EXAMPLE

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.

                 If you Surrender your Contract: If you annuitize your Contract: If you do not Surrender your Contract :
 SUB-ACCOUNT     1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
 -----------------------------------------------------------------------------------------------------------------------
 Jennison
   Portfolio      $109   $180    $240     $357    $62    $100    $170     $356     $33      $100      $170       $357
 -----------------------------------------------------------------------------------------------------------------------
 Prudential
   Jennison
   International
   Growth
   Portfolio      $116   $199    $274     $419    $69    $120    $203     $419     $40      $121      $204       $419
 -----------------------------------------------------------------------------------------------------------------------
 Jennison 20/20
   Focus
   Portfolio      $112   $187    $253     $380    $65    $107    $182     $379     $35      $108      $183       $380
 -----------------------------------------------------------------------------------------------------------------------
 Prudential
   Value
   Portfolio      $107   $174    $230     $337    $60    $ 93    $159     $336     $31      $ 94      $160       $337
 -----------------------------------------------------------------------------------------------------------------------
 AIM V.I.
   Aggressive
   Growth Fund    $111   $185    $249     $373    $64    $105    $178     $373     $35      $106      $179       $373
 -----------------------------------------------------------------------------------------------------------------------
 AIM V.I. Basic
   Value Fund     $112   $187    $254     $382    $65    $108    $183     $381     $36      $109      $184       $382
 -----------------------------------------------------------------------------------------------------------------------
 AIM V.I. Blue
   Chip Fund      $111   $186    $252     $378    $64    $106    $181     $377     $35      $107      $182       $378
 -----------------------------------------------------------------------------------------------------------------------
 AIM V.I.
   Capital
   Appreciation
   Fund           $107   $174    $231     $338    $60    $ 94    $160     $337     $31      $ 95      $161       $338
 -----------------------------------------------------------------------------------------------------------------------
 AIM V.I. Dent
   Demographic
   Trends Fund    $113   $191    $261     $395    $66    $112    $190     $394     $37      $113      $191       $395
 -----------------------------------------------------------------------------------------------------------------------
 AIM V.I.
   Government
   Securities
   Fund           $109   $181    $243     $361    $63    $101    $172     $360     $33      $102      $173       $361
 -----------------------------------------------------------------------------------------------------------------------
 AIM V.I.
   International
   Growth Fund    $109   $180    $241     $358    $62    $100    $170     $357     $33      $101      $171       $358
 -----------------------------------------------------------------------------------------------------------------------
 AIM V.I. Mid
   Cap Core
   Equity Fund    $112   $187    $254     $382    $65    $108    $183     $381     $36      $109      $184       $382
 -----------------------------------------------------------------------------------------------------------------------
 AIM V.I.
   Premier
   Equity Fund    $107   $174    $231     $338    $60    $ 94    $160     $337     $31      $ 95      $161       $338
 -----------------------------------------------------------------------------------------------------------------------
 American Funds
   Asset
   Allocation
   Fund           $105   $170    $223     $323    $59    $ 89    $152     $322     $29      $ 90      $153       $323
 -----------------------------------------------------------------------------------------------------------------------
 American Funds
   Blue Chip
   Income Fund    $102   $159    $206     $289    $55    $ 79    $135     $288     $26      $ 79      $136       $289
 -----------------------------------------------------------------------------------------------------------------------
 American Funds
   Bond Fund      $106   $171    $225     $327    $59    $ 90    $154     $326     $30      $ 91      $155       $327
 -----------------------------------------------------------------------------------------------------------------------
 American Funds
   Global Growth
   Fund           $108   $177    $236     $348    $61    $ 97    $165     $347     $32      $ 98      $166       $348
 -----------------------------------------------------------------------------------------------------------------------
 American Funds
   Global Small
  Capitalization
   Fund           $109   $181    $243     $361    $63    $101    $172     $360     $33      $102      $173       $361
 -----------------------------------------------------------------------------------------------------------------------
 American Funds
   Growth Fund    $105   $168    $219     $316    $58    $ 87    $148     $315     $29      $ 88      $149       $316
 -----------------------------------------------------------------------------------------------------------------------
 American Funds
   Growth-Income
   Fund           $104   $167    $218     $313    $57    $ 86    $147     $312     $28      $ 87      $148       $313
 -----------------------------------------------------------------------------------------------------------------------
 American Funds
   International
   Fund           $107   $174    $231     $339    $60    $ 94    $160     $338     $31      $ 95      $161       $339
 -----------------------------------------------------------------------------------------------------------------------
 American Funds
   New World
   Fund           $110   $183    $247     $369    $63    $103    $176     $368     $34      $104      $177       $369
 -----------------------------------------------------------------------------------------------------------------------
 Franklin Income
   Securities
   Fund           $106   $172    $227     $331    $59    $ 91    $156     $330     $30      $ 92      $157       $331
 -----------------------------------------------------------------------------------------------------------------------
 Franklin Large
   Cap Growth
   Securities
   Fund           $109   $179    $240     $356    $62    $ 99    $169     $355     $33      $100      $170       $356
 -----------------------------------------------------------------------------------------------------------------------
 Franklin Real
   Estate Fund    $107   $174    $230     $337    $60    $ 93    $159     $336     $31      $ 94      $160       $337
 -----------------------------------------------------------------------------------------------------------------------
 Franklin Small
   Cap Fund       $110   $181    $243     $362    $63    $101    $172     $361     $33      $102      $173       $362
 -----------------------------------------------------------------------------------------------------------------------
 Franklin
   Strategic
   Income
   Securities
   Fund           $106   $171    $226     $329    $59    $ 91    $155     $328     $30      $ 92      $156       $329
 -----------------------------------------------------------------------------------------------------------------------
 Franklin
   Technology
   Securities
   Fund           $112   $188    $254     $383    $65    $108    $183     $382     $36      $109      $184       $383
 -----------------------------------------------------------------------------------------------------------------------
 Hartford Money
   Market HLS
   Fund           $103   $163    $211     $301    $56    $ 82    $141     $300     $27      $ 83      $141       $301
 -----------------------------------------------------------------------------------------------------------------------
 MFS-Registered
   Trademark-
   Capital
   Opportunities
   Series         $108   $176    $234     $344    $61    $ 96    $163     $343     $32      $ 96      $164       $344
 -----------------------------------------------------------------------------------------------------------------------
 MFS-Registered
   Trademark-
   Emerging
   Growth Series  $107   $175    $232     $340    $60    $ 94    $161     $339     $31      $ 95      $162       $340
 -----------------------------------------------------------------------------------------------------------------------
 MFS-Registered
   Trademark-
   Global Equity
   Series         $110   $183    $247     $369    $63    $103    $176     $368     $34      $104      $177       $369
 -----------------------------------------------------------------------------------------------------------------------
 MFS-Registered
   Trademark-
   High Income
   Series         $108   $176    $234     $344    $61    $ 96    $163     $343     $32      $ 96      $164       $344
 -----------------------------------------------------------------------------------------------------------------------
 MFS-Registered
   Trademark-
   Investors
   Growth Stock
   Series         $108   $176    $234     $345    $61    $ 96    $163     $344     $32      $ 97      $164       $345
 -----------------------------------------------------------------------------------------------------------------------
 MFS-Registered
   Trademark-
   Investors
   Trust Series   $108   $176    $233     $343    $61    $ 95    $162     $342     $31      $ 96      $163       $343
 -----------------------------------------------------------------------------------------------------------------------
 MFS-Registered
   Trademark-
   Mid Cap
   Growth Series  $108   $176    $233     $343    $61    $ 95    $162     $342     $31      $ 96      $163       $343
 -----------------------------------------------------------------------------------------------------------------------
 MFS-Registered
   Trademark-
   New Discovery
   Series         $109   $180    $242     $359    $62    $100    $171     $358     $33      $101      $172       $359
 -----------------------------------------------------------------------------------------------------------------------
 MFS-Registered
   Trademark-
   Total Return
   Series         $107   $175    $233     $342    $61    $ 95    $162     $341     $31      $ 96      $163       $342
 -----------------------------------------------------------------------------------------------------------------------
 Mutual Shares
   Securities
   Fund           $109   $180    $240     $357    $62    $100    $170     $356     $33      $100      $170       $357
 -----------------------------------------------------------------------------------------------------------------------
 Templeton
   Developing
   Markets
   Securities
   Fund           $115   $195    $267     $407    $68    $116    $197     $407     $38      $117      $197       $407
 -----------------------------------------------------------------------------------------------------------------------
 Templeton
   Foreign
   Securities
   Fund           $110   $183    $247     $369    $63    $103    $176     $368     $34      $104      $177       $369
 -----------------------------------------------------------------------------------------------------------------------
 Templeton
   Global Asset
   Allocation
   Fund           $109   $180    $242     $359    $62    $100    $171     $358     $33      $101      $172       $359
 -----------------------------------------------------------------------------------------------------------------------
 Templeton
   Growth
   Securities
   Fund           $110   $181    $244     $363    $63    $102    $173     $362     $34      $102      $174       $363
 -----------------------------------------------------------------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?
You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The amount of the Payment Enhancement is based on your cumulative Premium Payments.

Hartford has developed a variety of variable annuities to help you meet your goals. We issue variable annuities that do not have Payment Enhancements, but that do have lower mortality and expense risk charges and shorter contingent deferred sales charge periods than this Contract. When you talk to your financial adviser, you should make sure that an annuity with a Payment Enhancement is a suitable investment for you.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   8%
-----------------------------------------
         2                   8%
-----------------------------------------
         3                   8%
-----------------------------------------
         4                   8%
-----------------------------------------
         5                   7%
-----------------------------------------
         6                   6%
-----------------------------------------
         7                   5%
-----------------------------------------
     8 or more               0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

x  The Annual Withdrawal Amount

x  Premium Payments that have been in your Contract for more than seven years

x  Payment Enhancements or earnings

x  Distributions made due to death

x  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.50% of your Contract Value invested in the Funds.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is subtracted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These charges are for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectus accompanying this prospectus.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Payout Options, but only if you selected the variable dollar amount Annuity Payouts.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or,

- Your Maximum Anniversary Value, which is described below, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

If you purchase your Contract in New York, the Death Benefit before the Annuity Commencement Date is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- the total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

- the Contract Value of your Contract minus any Payment Enhancements created in the 12 months prior to the date we calculate the Death Benefit,

- your Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit;

- your Interest Accumulation Value from the date the Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington and New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
made in the 12 months before the date of death. We subtract any Payment Enhancements and any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make Annuity Payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments For a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take Annuity Payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING        BASIS OF RATING
---------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.             9/26/01          A+      Financial strength
---------------------------------------------------------------------------
 Standard & Poor's         9/20/01         AA       Financial security
                                                    characteristics
---------------------------------------------------------------------------
 Fitch                     9/21/01         AA+      Claims paying ability
---------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on December 8, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for the benefit of you and other Contract Owners, and the persons entitled to the payments described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account which holds assets of other variable annuity contracts offered by the Separate Account which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

Jennison Portfolio, Prudential Jennison International Growth Portfolio, Jennison 20/20 Focus Portfolio, and Prudential Value Portfolio are part of The Prudential Series Fund, Inc. The Prudential Series Fund, Inc. is an open-end management investment company that was organized under the laws of Maryland on November 15, 1982. The Prudential Series Fund, Inc. offers two classes of shares in each portfolio: Class I shares and Class II shares. This Annuity invests only in Class II shares of The Prudential Series Fund, Inc.

Prudential Investments LLC (PI), a wholly owned subsidiary of Prudential Financial, Inc. serves as the overall investment adviser for The Prudential Series Fund, Inc. PI is located at Gateway

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------
Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

Jennison Associates LLC (Jennison) provides investment advisory services for the Jennison 20/20 Focus Portfolio, the Jennison Portfolio, and the Prudential Jennison International Growth Portfolio. Jennison provides investment advisory services for approximately 50% of the assets of Prudential Value Portfolio, and Deutsche Asset Management, Inc. (Deutsche) and Victory Capital Management, Inc. (Victory), each provide investment advisory services for approximately 25% of the assets of Prudential Value Portfolio.

Jennison is located at 466 Lexington Avenue, New York, New York 10017. Deutsche is located at 280 Park Avenue, New York, New York 10017. Victory is located at 130 Public Square, Cleveland, Ohio 44114.

The AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Dent Demographic Trends Fund, AIM V.I. Government Securities Fund, AIM V.I. International Growth Fund (formerly AIM V.I. International Equity Fund), AIM V.I. Mid Cap Core Equity Fund (formerly AIM V.I. Mid Cap Equity Fund), and AIM V.I. Premier Equity Fund (formerly AIM V.I. Value Fund) are portfolios of A I M Variable Insurance Funds, which is a registered open-end management investment company. A I M Advisors, Inc. serves as the investment adviser for these Funds.

American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Fund Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund and American Funds New World Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This Annuity invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

Hartford Money Market HLS Fund is sponsored and administered by Hartford. HL Investment Advisers, LLC located at 200 Hopmeadow Street, Simsbury, Connecticut, serves as the investment adviser to the Fund. Hartford Investment Management Company serves as sub-investment adviser and provides day to day investment services. The Fund is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Shares of the Fund have been divided into Class IA and Class IB. Only Class IB shares are available in this Contract.

MFS-Registered Trademark- Capital Opportunities Series, MFS-Registered Trademark- Emerging Growth Series, MFS-Registered Trademark- Global Equity Series, MFS-Registered Trademark- High Income Series, MFS-Registered Trademark-Investors Growth Stock Series, MFS-Registered Trademark- Investors Trust Series, MFS-Registered Trademark- Mid Cap Growth Series, MFS-Registered Trademark- New Discovery Series, and MFS-Registered Trademark- Total Return Series are series of the MFS-Registered Trademark-Variable Insurance Trust-SM-. The MFS Variable Insurance Trust-SM- is a professionally managed open-end management investment company. The MFS Variable Insurance Trust-SM- is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark- serves as the investment adviser to each of the Series of the MFS-Registered Trademark-Variable Insurance Trust-SM-. MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.

Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Real Estate Fund, Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Franklin Technology Securities Fund, Templeton Global Asset Allocation Fund (formerly Templeton Asset Strategy Fund), Templeton Foreign Securities Fund (formerly Templeton International Securities Fund), Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, and Templeton Growth Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this Annuity, except that Class 1 shares are available for Franklin Strategic Income Securities Fund and Templeton Developing Markets Securities Fund. The investment manager of the Franklin Real Estate Fund, Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, and Franklin Technology Securities Fund is Franklin Advisers, Inc. located at One Franklin Parkway, P. O. Box 7777, San Mateo, California 94403-7777. The investment manager of Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078. The investment manager of Templeton Growth Securities Fund is Templeton Global Advisors Limited, located at Lyford Cay, Nassau, N.P. Bahamas. The investment manager of Templeton Developing Markets Securities Fund is Templeton Asset Management Ltd., located at 7 Temasek Blvd. #38-03, Suntec Tower One, Singapore, 038987. Under an agreement with Templeton Global Advisors Limited, Templeton Asset Management, Ltd. serves as Templeton Growth Securities Fund sub-advisor. The investment manager of Templeton Global Asset Allocation Fund (formerly Templeton Asset Strategy Fund) and Templeton Foreign Securities Fund (formerly Templeton International Securities Fund) is Templeton Investment Counsel LLC, located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091. Templeton Investment Counsel LLC, Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Templeton Global Advisors Limited, and Templeton Asset Management, Ltd are wholly owned by Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying

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Funds' prospectus and Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

JENNISON PORTFOLIO -- Seeks to achieve long-term growth of capital by investing primarily in equity securities of major, established corporations that the investment adviser believes offer above-average growth prospects.

PRUDENTIAL JENNISON INTERNATIONAL GROWTH PORTFOLIO -- Seeks long-term growth of capital.

JENNISON 20/20 FOCUS PORTFOLIO -- Seeks to achieve long-term growth of capital by investing primarily in up to 40 equity securities of U.S. companies that are selected by the investment advisers (up to 20 by each) as having strong capital appreciation potential.

PRUDENTIAL VALUE PORTFOLIO -- Seeks capital appreciation.

AIM V.I. AGGRESSIVE GROWTH FUND -- Seeks long-term growth of capital. Invests primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of small-and medium-sized companies.

AIM V.I. BASIC VALUE FUND -- Seeks long-term growth of capital. Invests, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million.

AIM V.I. BLUE CHIP FUND -- Seeks long-term growth of capital with a secondary objective of current income. Invests, normally, at least 80% of its net assets in blue chip companies.

AIM V.I. CAPITAL APPRECIATION FUND -- Seeks growth of capital. Invests principally in common stocks of companies likely to benefit from new or innovative products, services or processes as well as those that have experienced above average, long-term growth in earnings with excellent prospects for future growth.

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND -- Seeks long-term growth of capital. Invests in securities of companies that are likely to benefit from changing demographic, economic, and lifestyle trends.

AIM V.I. GOVERNMENT SECURITIES FUND -- Seeks to achieve a high level of current income consistent with reasonable concern for safety of principal. Invests, normally, at least 80% of its net assets in debt securities issued, guaranteed or otherwise backed by the United States Government.

AIM V.I. INTERNATIONAL GROWTH FUND (formerly AIM V.I. International Equity
Fund) -- Seeks to achieve long-term growth of capital. Invests in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum. The fund intends to invest at least 70% of its total assets in marketable equity securities of foreign companies that are listed on a recognized foreign securities exchange or traded in foreign over-the-counter markets.

AIM V.I. MID CAP CORE EQUITY FUND (formerly AIM V.I. Mid Cap Equity
Fund) -- Seeks long-term growth of capital. Invests, normally, at least 80% of its net assets in equity securities, including convertible securities of mid-cap companies.

AIM V.I. PREMIER EQUITY FUND (formerly AIM V.I. Value Fund) -- Seeks long-term growth of capital with income as a secondary objective. Invests, normally, at least 80% of its net assets in equity securities, including convertible securities.

AMERICAN FUNDS ASSET ALLOCATION FUND -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term debt securities, and money market instruments.

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND -- Seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

AMERICAN FUNDS BOND FUND -- Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers located around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

AMERICAN FUNDS NEW WORLD FUND -- Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities of issuers, including issuers of lower rated bonds with exposure to these countries.

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FRANKLIN INCOME SECURITIES FUND -- Seeks to maximize income while maintaining prospects for capital appreciation, by investing in debt and equity securities, including high yield, lower-rated bonds (junk bonds). The Fund may also invest in foreign securities including emerging markets.

FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- Seeks long-term capital appreciation by primarily investing in investments of large capitalization companies, with market capitalizations within the top 50% of companies in the Russell 1000-Registered Trademark- Index, at the time of purchase.

FRANKLIN REAL ESTATE FUND (closed to Contracts issued on or after May 1,
2002) -- Seeks capital appreciation, with a secondary goal to earn current income, by investing primarily in investments of companies operating in the real estate sector, primarily equity real estate investment trusts (REITs).

FRANKLIN SMALL CAP FUND -- Seeks long-term capital growth by investing in investments of small capitalization companies, with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000-Registered Trademark- Index; whichever is greater, at the time of purchase.

FRANKLIN STRATEGIC INCOME SECURITIES FUND -- Seeks to earn a high level of current income, with capital appreciation as a secondary goal, by investing primarily in U.S. and foreign debt securities, including high yield, lower-rated bonds (junk bonds), government securities, mortgage and other asset-backed securities, convertible securities and preferred stock.

FRANKLIN TECHNOLOGY SECURITIES FUND -- Seeks capital appreciation by investing primarily in investments of companies expected to benefit from the development, advancement, and use of technology.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital.

MFS-REGISTERED TRADEMARK- CAPITAL OPPORTUNITIES SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.

MFS-REGISTERED TRADEMARK- GLOBAL EQUITY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- HIGH INCOME SERIES -- Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.

MFS-REGISTERED TRADEMARK- INVESTORS GROWTH STOCK SERIES -- Seeks to provide long-term growth of capital and future income rather than current income.

MFS-REGISTERED TRADEMARK- INVESTORS TRUST SERIES -- Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES -- Seeks long-term growth of capital.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation, with income as a secondary goal, by investing in equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.

TEMPLETON GLOBAL ASSET ALLOCATION FUND (formerly Templeton Asset Strategy Fund) (closed to Contracts issued on or after May 1, 2002) -- Seeks high total return by investing in equity securities of companies in any country, debt securities of companies and governments of any country, and in money market instruments.

TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- Seeks long-term capital appreciation by investing primarily in investments of emerging market companies.

TEMPLETON GROWTH SECURITIES FUND -- Seeks long-term capital growth by investing in equity securities of companies located anywhere in the World, including those in the U.S. and emerging markets.

TEMPLETON FOREIGN SECURITIES FUND (formerly Templeton International Securities
Fund) -- Seeks long-term capital growth by investing in investments of foreign companies, including those in emerging markets.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

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- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

PERFORMANCE RELATED INFORMATION
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The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: the net investment income per unit earned during a recent one month period, divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

HARTFORD LIFE INSURANCE COMPANY                                               19
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THE FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments, Payment Enhancements and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion. If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

DOLLAR COST AVERAGING PLUS ("DCA") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including
IRAs) and pre-authorize transfers to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Currently, the 6-Month and 12-month Transfer Programs are credited the same interest rate as the Fixed Accumulation Feature. At some time in the future, Hartford may offer interest rates specific to the Transfer Programs.

Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected with the final transfer of the entire amount remaining in the Program.

Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Funds.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

Hartford reserves the right to limit the total number of DCA Programs to 5 Programs open at any one time.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate. If your Program payment is less than the minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the selected Sub-Accounts.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.

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THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $10,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more. In Maryland, Massachusetts, Oregon and Alabama, Premium Payments may only be made during the first Contract Year.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment to your Contract, Hartford will credit your Contract Value with a Payment Enhancement. The Payment Enhancement is based on your cumulative Premium Payments and is equal to:

x 3% of the Premium Payment if your cumulative Premium Payments are less than $50,000.

x 4% of the Premium Payment if your cumulative Premium Payments are $50,000 or more.

If you make a subsequent Premium Payment that increases your cumulative Premium Payments to $50,000 or more, Hartford will credit an additional Payment Enhancement to your Contract Value equal to 1% of your prior Premium Payments.

The Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment.

DO I ALWAYS GET TO KEEP MY PAYMENT ENHANCEMENTS?

You won't always get to keep the Payment Enhancements credited to your Contract Value. Hartford will take back or "recapture" some or all of the Payment Enhancements under certain circumstances:

- Hartford will take back the Payment Enhancements we credit to your Contract Value if you cancel your Contract during the "Right to Examine" period described in your Contract.

- Hartford will deduct any Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity

HARTFORD LIFE INSURANCE COMPANY                                               21
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  Calculation Date when we determine the amount available for Annuity Payouts.

- Hartford will also exclude any Payment Enhancements credited to your Contract Value in the 12 months prior to the date we calculate the Death Benefit when determining the Death Benefit payable.

- Hartford will deduct all Payment Enhancements credited during a period of eligible confinement to a hospital, nursing home or other qualified long-term care facility under the Waiver of Sales Charge Rider if you request a full or partial Surrender.

If you purchase your Contract in New York, Hartford will recapture the Payment Enhancements only if you cancel your Contract during the "Right to Examine" period described in your Contract.

DO PAYMENT ENHANCEMENTS ALWAYS BENEFIT ME?

Not all of the time. Hartford issues a variety of variable annuities designed to meet different retirement planning goals. Some of our variable annuities have no Payment Enhancement, some have lower mortality and expense risk charges and still others have no contingent deferred sales charge. You and your financial adviser should decide if you may be better off in certain circumstances with one of our other variable annuities. You and your financial adviser should consider some of the following factors when determining which annuity is appropriate for you:

- The length of time that you plan to continue to own your Contract.

- The frequency, amount and timing of any partial Surrenders.

- The amount of your Premium Payments.

- When you plan to annuitize your Contract.

- Whether you might experience an event that results in the loss of some or all of the Payment Enhancements.

We recapture the Payment Enhancements credited in the 24 months prior to the Annuity Calculation Date, in the 12 months prior to the date we receive notice of death, and under certain circumstances, if you are confined to a nursing home. It might not be beneficial to purchase this Contract if you know that you will experience an event that will require Hartford to take back these Payment Enhancements. In addition, although this Contract's fees and charges are lower than many annuities that add a "bonus" or Payment Enhancement, the expenses are higher than some variable annuities without a Payment Enhancement. Over the life of the Contract, the Payment Enhancements you receive may be more than offset by the higher expenses.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age. Hartford will take back the Payment Enhancements credited to your Contract Value if you elect to cancel your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY CALCULATION DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments and Payment Enhancements are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the sum of your Premium Payments and Payment Enhancements, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge and any other applicable charges, adjusted for the number of days in the period.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

22                                               HARTFORD LIFE INSURANCE COMPANY
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CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Effective August 1, 2001, Hartford introduced a new policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the new policy to your Contract during the period starting August 1, 2001 through your next Contract Anniversary, and then during each Contract Year thereafter.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.
ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at (800) 862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of

HARTFORD LIFE INSURANCE COMPANY                                               23
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the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us at (800) 862-6668 before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   8%
-----------------------------------------
         2                   8%
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         3                   8%
-----------------------------------------
         4                   8%
-----------------------------------------
         5                   7%
-----------------------------------------
         6                   6%
-----------------------------------------
         7                   5%
-----------------------------------------
     8 or more               0%
-----------------------------------------

________________________________________________________________________________

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the Contract Year, we will deduct a Contingent Deferred Sales Charge as follows.

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 10% of your total Premium Payments or $3,000, without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 7% on that amount or $700.00.

- The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 8% of the $2,000 or $160.00.

- The total Contingent Deferred Sales Charge is $860.00.

If you have any questions about these charges, please contact your financial adviser or Hartford.
________________________________________________________________________________

If you purchase your Contract in Oregon the percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   8%
-----------------------------------------
         2                   8%
-----------------------------------------
         3                   8%
-----------------------------------------
         4                   7%
-----------------------------------------
         5                   6%
-----------------------------------------
         6                   5%
-----------------------------------------
         7                   4%
-----------------------------------------
     8 or more               0%
-----------------------------------------

24                                               HARTFORD LIFE INSURANCE COMPANY
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THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven Contract Years from each Premium Payment you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 consecutive calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or
  (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified by Medicare as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued,
  (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you. ONCE YOU ELECT THIS WAIVER, HARTFORD WILL NOT ACCEPT ANY SUBSEQUENT PREMIUM PAYMENTS. IN ADDITION, IF YOU REQUEST A FULL OR PARTIAL SURRENDER DURING CONFINEMENT, WE WILL DEDUCT FROM YOUR CONTRACT VALUE ANY PAYMENT ENHANCEMENTS CREDITED DURING THE TIME YOU WERE CONFINED.

- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings and then from Payment Enhancements. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years, then from the Payment Enhancements credited for more than seven years, then from Premium Payments invested for less than seven years and then from the Payment Enhancements credited for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.50% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts.

HARTFORD LIFE INSURANCE COMPANY                                               25
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The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.15% per annum against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

PAYMENT ENHANCEMENTS

No specific charges are assessed to cover the expenses of the Payment Enhancement. Rather, the combination of charges and fees within the Contract, including the Mortality and Expense Risk Charge and the Contingent Deferred Sales Charge, are set at a level sufficient to cover the cost of offering the enhancements. As with all of its investment products, Hartford expects to make a profit on the sale of these Contracts, however, there are no additional profits inherent with the structure of this Contract when compared with any other product we offer.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, ANY APPLICABLE ADMINISTRATIVE CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit; or

- The Maximum Anniversary Value, which is described below, minus Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

If you purchase your Contract in New York, the Death Benefit before the Annuity Commencement Date is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium

26                                               HARTFORD LIFE INSURANCE COMPANY
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Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Minus any Payment Enhancements credited on or before we add the Optional Death Benefit;

- Plus any Premium Payments made after the Optional Death Benefit is added, but not including any Payment Enhancements credited;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments and Payment Enhancements or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract any Payment Enhancements and proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington and New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments made and any Payment Enhancements credited, and add any adjustments for partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any Payment Enhancements and any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

HARTFORD LIFE INSURANCE COMPANY                                               27
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________________________________________________________________________________

FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($400,000),

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- minus any Premium Payments ($0)

- minus any Payment Enhancements credited on or before the date the Earnings Protection Benefit was added to your Contract ($4,000).

The Contract gain is $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus Payment Enhancements ($4,000).

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Earnings Protection Benefit is $480,000.
________________________________________________________________________________

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under the sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for no more than five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the

28                                               HARTFORD LIFE INSURANCE COMPANY
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Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract. Hartford will not recapture Payment Enhancements if your spouse continues the Contract and the Contract Value is greater than the Death Benefit at the time we calculate the Death Benefit.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .          AND . . .                   AND . . .                 THEN THE . . .
Contract Owner                There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                              Contract Owner              deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Designated Beneficiary
                              joint Contract Owner        deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Contract Owner's estate
                              joint Contract Owner and    deceased                    receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
Annuitant                     The Contract Owner is       There is no named           The Contract Owner becomes
                              living                      Contingent Annuitant        the Contingent Annuitant
                                                                                      and the Contract
                                                                                      continues. The Contract
                                                                                      Owner may waive this
                                                                                      presumption and receive
                                                                                      the Death Benefit.
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues.
Annuitant                     The Contract Owner is a     There is no named           The Contract Owner
                              trust or other non-natural  Contingent Annuitant        receives the Death
                              person                                                  Benefit.

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IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be paid in a lump sum. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. A Contingent Deferred Sales Charge may be deducted. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the variable dollar amount Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

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If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner.

Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders. Please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a federal income tax penalty of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
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THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- What Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1.  WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. In Maryland, Massachusetts, Oregon and Alabama, the Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 12th Contract Year. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date. Except for Contracts purchased in New York, we will deduct any Payment Enhancements credited in the 24 months before the Annuity

HARTFORD LIFE INSURANCE COMPANY                                               31
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Calculation Date from your Contract Value when we determine the amount available for Annuity Payouts.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with more than 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2.  WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value on the Annuity Calculation Date minus any Premium Tax and the Annuity Payouts already made. This option is only available for Variable Dollar Amount Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select with a minimum of 10 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 10 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENT FOR A PERIOD CERTAIN

We agree to make Annuity Payouts for a specified time. You can select any number of years between 10 years and 100 years minus the Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

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- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an assumed investment return according to state law.

3.  HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4.  WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed dollar amount Annuity Payout Option tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one

HARTFORD LIFE INSURANCE COMPANY                                               33
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Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
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INVESTEASE-REGISTERED TRADEMARK- PROGRAM -- InvestEase-Registered Trademark- is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor -- ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Fund into a different Fund. For either Program, you may select transfers on a monthly, quarterly, semi-annual or annual basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/ Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

OTHER INFORMATION
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ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax advisor before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The

34                                               HARTFORD LIFE INSURANCE COMPANY
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securities will be sold by individuals who represent us as insurance agents and who are registered representatives of broker-dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: (800) 862-6668 (Contract Owners)
         (800) 862-7155 (Registered Representatives)

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASES OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

HARTFORD LIFE INSURANCE COMPANY                                               35
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If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includible in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Optional Death Benefit or Earnings Protection Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Optional Death Benefit and the Earnings Protection Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the Contract for the Optional Death Benefit or the Earnings Protection Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Optional Death Benefit or the Earnings Protection Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes). If the IRS takes such a contrary position, however, then any Beneficiary of an Optional Death Benefit or an Earnings Protection Benefit may be entitled to claim that some part of such Death Benefit is excludable from gross income for federal tax purposes (e.g., as a death benefit that should be treated for tax purposes as if it were being provided by a separate contract that qualifies as a life insurance contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such

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    date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

HARTFORD LIFE INSURANCE COMPANY                                               37
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 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are required.

E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that

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are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G.  GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H.  ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

HARTFORD LIFE INSURANCE COMPANY                                               39
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

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GENERAL INFORMATION
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    Safekeeping of Assets
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    Independent Public Accountants
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    Non-Participating
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    Misstatement of Age or Sex
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    Principal Underwriter
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PERFORMANCE RELATED INFORMATION
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    Total Return for all Sub-Accounts
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    Yield for Sub-Accounts
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    Money Market Sub-Accounts
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    Additional Materials
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    Performance Comparisons
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PERFORMANCE TABLES
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FINANCIAL STATEMENTS
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $11,000 for 2002. The contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount equal to $11,000 for 2002. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of

HARTFORD LIFE INSURANCE COMPANY                                               41
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section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAs") UNDER SECTION 408

TRADITIONAL IRAs -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA.

SIMPLE IRAs -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAs -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

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The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

On January 17, 2001, the Internal Revenue Service published a new set of proposed regulations in the Federal Register relating to minimum required distributions. The discussion above does not take these new proposed regulations into account. Please consult with your tax or legal adviser with any questions regarding the new proposed regulations.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and non-governmental plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

The withholding rules applicable to distributions from qualified plans and section 403(b) plans apply generally to distributions from governmental 457(b) plans.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from section 401, 403(b) or governmental 457(b) plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions;

- hardship distributions;

- made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary); or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, eligible rollover distributions from qualified retirement plans, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over to any of such plans or arrangements. Similarly, distributions from an IRA generally are permitted to be rolled over to a qualified plan, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan into another qualified plan or an IRA. In the case of a rollover from a qualified plan to another qualified plan, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, section 403(b) arrangement, or governmental 457(b) plan.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

HARTFORD LIFE INSURANCE COMPANY                                               43
--------------------------------------------------------------------------------

APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
$ 95,278       the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
$ 93,587       the New Interest Accumulation Value

--------------------------------------------------------------------------------

44                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($104,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$6,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- Add any Payment Enhancements credited on or after the date the Earnings Protection Benefit was added to your Contract ($4,000),

- Add any adjustments for partial Surrenders ($0)

- Subtract any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit ($0).

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0)

- minus any Payment Enhancements ($4,000).

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

HARTFORD LIFE INSURANCE COMPANY                                               45
--------------------------------------------------------------------------------

EXAMPLE 2
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract, You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($104,000)

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$14,000 which is greater than zero, so there is a $14,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- Add any Payment Enhancements credited on or after the date the Earnings Protection Benefit was added to your Contract ($4,000),

- Add any adjustments for partial Surrenders ($14,000),

- Subtract any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit ($0).

So the Contract gain equals $34,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($14,000),

- minus any Payment Enhancements ($4,000).

Which equals $86,000. The cap is 200% of $86,000 which is $172,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $34,000 or $13,600 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $133,600.

46                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX III -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. There is no information for Franklin Income Securities Fund and Franklin LargeCap Growth Securities Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.

                                                                                    YEAR ENDED
                                                                                   DECEMBER 31,
SUB-ACCOUNT                                                                   2001              2000
----------------------------------------------------------------------------------------------------------
JENNISON PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                          $1.000                --(c)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $0.895                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                513                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $0.894                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 20                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $0.894                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $0.893                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                129                --
----------------------------------------------------------------------------------------------------------
PRUDENTIAL JENNISON INTERNATIONAL GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                          $1.000                --(d)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $0.738                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $0.737                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $0.737                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $0.736                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               47
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED
                                                                                   DECEMBER 31,
SUB-ACCOUNT                                                                   2001              2000
----------------------------------------------------------------------------------------------------------
JENNISON 20/20 FOCUS PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                          $1.000                --(c)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $0.973                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 99                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $0.972                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                  2                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $0.972                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $0.971                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 31                --
----------------------------------------------------------------------------------------------------------
PRUDENTIAL VALUE PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                          $1.000                --(d)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $0.940                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                180                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $0.939                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                  4                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $0.939                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $0.938                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 24                --
----------------------------------------------------------------------------------------------------------

48                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED
                                                                                   DECEMBER 31,
SUB-ACCOUNT                                                                   2001              2000
----------------------------------------------------------------------------------------------------------
AIM V.I. AGGRESSIVE GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                          $1.000                --(f)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $1.180                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $1.179                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $1.179                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $1.179                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --
----------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                          $1.000                --(f)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $1.170                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 11                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $1.170                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $1.169                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  4                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $1.169                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               49
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED
                                                                                   DECEMBER 31,
SUB-ACCOUNT                                                                   2001              2000
----------------------------------------------------------------------------------------------------------
AIM V.I. BLUE CHIP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                          $1.000                --(f)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $1.190                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 32                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $1.189                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $1.189                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $1.188                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                          $1.000                --(f)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $1.254                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                  3                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $1.254                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $1.253                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $1.253                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------

50                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED
                                                                                   DECEMBER 31,
SUB-ACCOUNT                                                                   2001              2000
----------------------------------------------------------------------------------------------------------
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                          $1.000                --(f)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $1.288                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $1.288                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $1.287                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $1.287                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                          $1.000                --(f)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $0.999                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $0.999                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 31                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $0.999                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $0.998                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               51
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED
                                                                                   DECEMBER 31,
SUB-ACCOUNT                                                                   2001              2000
----------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                          $1.000                --(f)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $1.100                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $1.100                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $1.100                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $1.099                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                          $1.000                --(f)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $1.152                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $1.151                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $1.151                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $1.151                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------

52                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED
                                                                                   DECEMBER 31,
SUB-ACCOUNT                                                                   2001              2000
----------------------------------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                          $1.000                --(f)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $1.166                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $1.166                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $1.166                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  3                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $1.165                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                          $9.574            $9.185(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $9.913            $9.574
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 12                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $9.565            $9.179
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $9.880            $9.565
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $10.269                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $10.133                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  2                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $10.210                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $9.861                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  5                --
----------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               53
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED
                                                                                   DECEMBER 31,
SUB-ACCOUNT                                                                   2001              2000
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                          $1.000                --(e)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $0.939                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 56                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $0.938                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $0.938                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $1.000                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $0.937                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 23                --
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                          $9.937           $10.187
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $11.089            $9.937
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 43                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $9.927           $10.181
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $11.051            $9.927
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                  3                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $10.074                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $10.695                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  4                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $10.686                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $11.031                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 12                --
----------------------------------------------------------------------------------------------------------

54                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED
                                                                                   DECEMBER 31,
SUB-ACCOUNT                                                                   2001              2000
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $12.942           $16.074
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $9.402           $12.942
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                  4                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $12.930           $16.064
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $9.370           $12.930
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                          $8.692                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $7.319                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  1                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $11.751                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $9.353                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  1                --
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $12.867           $17.949
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $9.689           $12.867
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $12.854           $17.937
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $9.657           $12.854
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                          $8.388                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $7.175                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $11.773                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $9.639                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               55
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED
                                                                                   DECEMBER 31,
SUB-ACCOUNT                                                                   2001              2000
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $12.663           $14.655(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $10.343           $12.663
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 37                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $12.651           $14.646
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $10.308           $12.651
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                  3                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                          $8.978                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $7.213                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 11                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $13.605                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $10.289                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 11                --
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                          $9.694            $9.277
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $10.261            $9.694
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 51                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $9.684            $9.271
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $10.227            $9.684
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                  7                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $10.331                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $10.401                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  5                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $10.560                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $10.208                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 21                --
----------------------------------------------------------------------------------------------------------

56                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED
                                                                                   DECEMBER 31,
SUB-ACCOUNT                                                                   2001              2000
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $13.268           $17.289
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $8.847           $13.268
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                  9                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $13.255           $17.278
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $8.817           $13.255
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                          $8.601                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $6.764                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $11.599                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $8.801                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $10.291           $12.616(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $9.422           $10.291
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $10.280           $12.607
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $9.391           $10.280
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                          $9.469                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $8.905                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $10.462                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $9.373                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               57
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED
                                                                                   DECEMBER 31,
SUB-ACCOUNT                                                                   2001              2000
----------------------------------------------------------------------------------------------------------
FRANKLIN REAL ESTATE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                          $9.768            $8.568
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $12.129            $9.768
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                  4                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $9.758            $8.562
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $12.088            $9.758
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $10.473                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $11.092                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  1                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $11.609                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $12.066                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  1                --
----------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $14.606           $21.677
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $11.627           $14.606
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 26                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $14.592           $21.663
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $11.588           $14.592
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                  1                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                          $8.112                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $6.749                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  3                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $14.691                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $11.567                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  2                --
----------------------------------------------------------------------------------------------------------

58                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED
                                                                                   DECEMBER 31,
SUB-ACCOUNT                                                                   2001              2000
----------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                          $9.869           $10.109
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $10.799            $9.869
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                  5                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $9.859           $10.102
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $10.762            $9.859
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                                   --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $10.118                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $10.380                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $10.862                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $10.742                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
FRANKLIN TECHNOLOGY SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                          $5.734                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $3.971                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 12                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $5.731                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $3.963                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                          $6.375                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $4.406                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  2                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $6.713                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $3.955                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               59
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED
                                                                                   DECEMBER 31,
SUB-ACCOUNT                                                                   2001              2000
----------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                          $1.034            $1.024(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $1.085            $1.034
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                  4                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $1.033            $1.023
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $1.081            $1.033
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                164                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                          $1.011                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $1.031                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 41                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $1.063                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $1.079                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                128                --
----------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- CAPITAL OPPORTUNITIES SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $11.855           $14.317(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $8.704           $11.855
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 18                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $11.844           $14.308
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                 8.675           $11.844
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                          $8.779                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $6.594                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  4                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $12.514                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $8.659                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  5                --
----------------------------------------------------------------------------------------------------------

60                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED
                                                                                   DECEMBER 31,
SUB-ACCOUNT                                                                   2001              2000
----------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- EMERGING GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $13.132           $18.198(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $7.968           $13.132
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 24                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $13.120           $18.187
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $7.941           $13.120
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                  1                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                          $8.135                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $5.311                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  1                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $11.534                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $7.927                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- GLOBAL EQUITY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $10.877           $11.465(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $9.378           $10.877
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $10.866           $11.458
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $9.347           $10.866
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                          $9.614                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $8.499                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $10.543                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $9.329                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               61
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED
                                                                                   DECEMBER 31,
SUB-ACCOUNT                                                                   2001              2000
----------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- HIGH INCOME SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                          $9.819           $10.141(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $9.254            $9.819
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 45                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $9.809           $10.134
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $9.223            $9.809
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                  2                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                          $9.338                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $9.357                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $9.756                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $9.206                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  1                --
----------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- INVESTORS GROWTH STOCK SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $11.273           $13.029(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $8.265           $11.273
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                  8                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $11.262           $13.021
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                 8.237           $11.262
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                                   --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                          $8.714                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $6.489                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  4                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $11.244                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $8.222                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  2                --
----------------------------------------------------------------------------------------------------------

62                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED
                                                                                   DECEMBER 31,
SUB-ACCOUNT                                                                   2001              2000
----------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- INVESTORS TRUST SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                          $9.541            $9.418(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $8.079            $9.541
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 16                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $9.532            $9.412
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $8.052            $9.532
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                  1                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                          $9.692                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $7.996                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  2                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $9.657                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $8.037                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                          $8.520                --(b)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $6.909                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 17                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $8.515                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $6.895                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                  1                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                          $9.208                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $7.452                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  3                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $9.210                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $6.882                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  4                --
----------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               63
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED
                                                                                   DECEMBER 31,
SUB-ACCOUNT                                                                   2001              2000
----------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $13.102           $17.516(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $12.895           $13.102
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                  3                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $13.089           $17.505
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $12.852           $13.089
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                          $9.155                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $8.535                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  2                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $14.786                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $12.828                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                          $9.861            $9.159(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $10.902            $9.861
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 12                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $9.851            $9.153
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $10.865            $9.851
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                  0                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $10.496                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $10.329                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  2                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $10.975                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $10.845                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  2                --
----------------------------------------------------------------------------------------------------------

64                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED
                                                                                   DECEMBER 31,
SUB-ACCOUNT                                                                   2001              2000
----------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                          $9.846            $9.276(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $11.476            $9.846
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 14                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $9.836            $9.270
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $11.437            $9.836
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $10.486                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $11.018                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  3                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $11.421                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $11.416                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  5                --
----------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $10.342           $10.949(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $9.462           $10.342
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                                   --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $10.332           $10.942
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $9.430           $10.332
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                                   --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $10.113                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $8.940                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $10.680                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $9.413                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               65
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED
                                                                                   DECEMBER 31,
SUB-ACCOUNT                                                                   2001              2000
----------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                          $8.639           $10.600(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $6.964            $8.639
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $8.630           $10.594
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $6.941            $8.630
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                          $9.299                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $8.391                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                          $8.335                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $6.928                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $10.074            $9.578(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $10.276           $10.074
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $10.064            $9.572
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $10.241           $10.064
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $10.483                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $10.155                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $10.628                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $10.222                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  1                --
----------------------------------------------------------------------------------------------------------

66                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED
                                                                                   DECEMBER 31,
SUB-ACCOUNT                                                                   2001              2000
----------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $10.138           $10.669(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $8.685           $10.138
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                  4                --
----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $10.128           $10.662
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $8.656           $10.128
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $10.095                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $8.325                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $10.443                --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                $8.640                --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --                --
----------------------------------------------------------------------------------------------------------

(a) Inception date March 6, 2000.

(b) Inception date January 1, 2001.

(c) Inception date June 22, 2001.

(d) Inception date May 1, 2001.

(e) Inception date July 5, 2001.

(f)  Inception date September 20, 2001.

To obtain a Statement of Additional Information for Hartford Leaders Elite Plus variable annuity, please complete the form below and mail to:

    Hartford Life Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information to me at the following address:

----------------------------------------------------
                                      Name

------------------------------------------------------------------
                                    Address

------------------------------------------------------------------
                            City/State      Zip Code

                       STATEMENT OF ADDITIONAL INFORMATION

                         HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN

                             SERIES I OR SERIES IR OF
                           HARTFORD LEADERS ELITE PLUS

------------------------------------------------------------------------------
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: May 1, 2002
Date of Statement of Additional Information: May 1, 2002

------------------------------------------------------------------------------
                                TABLE OF CONTENTS

GENERAL INFORMATION.....................................................2
        Safekeeping of Assets...........................................2
        Independent Public Accountants..................................2
        Non-Participating...............................................2
        Misstatement of Age or Sex......................................2
        Principal Underwriter...........................................3
PERFORMANCE RELATED INFORMATION.........................................3
        Total Return for all Sub-Accounts...............................3
        Yield for Sub-Accounts..........................................4
        Money Market Sub-Accounts.......................................4
        Additional Materials............................................5
        Performance Comparisons.........................................5
PERFORMANCE TABLES......................................................7
FINANCIAL STATEMENTS................................................ SA-1

                               GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2001: $19,805,245; 2000: $18,964,469; and 1999: $4,008,039.

                         PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

                                                                          n
The formula Hartford uses to calculate standardized total return is P(1+T) = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.
                                                                      6
The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1) -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one

Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

                                           365/7
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)     ] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

X The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

X The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq
   Composite Index began with a base of 100.00.

X The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

X The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

X The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

                               PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------
                                                       SUB-ACCOUNT                                                 SINCE
SUB-ACCOUNT                                           INCEPTION DATE      1 YEAR      5 YEAR       10 YEAR       INCEPTION
----------------------------------------------------------------------------------------------------------------------------
Jennison Portfolio                                      04/25/95          (29.11%)     6.48%          N/A           10.21%
----------------------------------------------------------------------------------------------------------------------------
Prudential Jennison International Growth Portfolio      09/25/00          (44.78%)      N/A           N/A          (48.42%)
----------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio                          05/03/99          (13.46%)      N/A           N/A           (4.16%)
----------------------------------------------------------------------------------------------------------------------------
Prudential Value Portfolio                              02/19/88          (14.44%)     5.49%         8.86%           N/A
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund                         05/01/98          (35.85%)      N/A           N/A           (4.54%)
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                               09/10/01            N/A         N/A           N/A           (8.82%)
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                                 12/29/99          (32.66%)      N/A           N/A          (23.50%)
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      05/03/93          (33.33%)     0.57%          N/A            8.00%
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund                   12/29/99          (41.14%)      N/A           N/A          (32.74%)
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund                     05/05/93           (6.33%)     0.15%          N/A            0.62%
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund                      05/05/93          (33.56%)    (4.14%)         N/A            2.84%
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                       09/10/01            N/A         N/A           N/A           (4.17%)
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                            05/03/93          (23.63%)     4.58%          N/A            9.67%
----------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund                    08/01/89          (11.80%)     3.26%         6.33%           N/A
----------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and Growth Fund         07/05/01            N/A         N/A           N/A          (16.41%)
----------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                                01/02/96           (4.62%)    (0.11%)         N/A            0.25%
----------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                       04/30/97          (25.13%)      N/A           N/A            5.99%
----------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund         04/30/98          (23.90%)      N/A           N/A            3.88%
----------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                              12/08/86          (28.70%)    14.11%        12.55%           N/A
----------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                       12/08/86           (9.95%)     7.60%         9.44%           N/A
----------------------------------------------------------------------------------------------------------------------------
American Funds International Fund                       05/01/90          (30.26%)     2.31%         5.93%           N/A
----------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund                           06/17/99          (16.06%)      N/A           N/A           (8.57%)
----------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                         01/24/89          (11.58%)     1.16%         5.19%           N/A
----------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund               05/01/96          (22.61%)     6.60%          N/A            7.96%
----------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund                               01/24/89           (4.88%)    (0.26%)        7.56%           N/A
----------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                                 11/01/95          (26.07%)     5.27%          N/A            8.65%
----------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund               07/01/99           (8.19%)      N/A           N/A           (3.76%)
----------------------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund                     05/01/00          (39.05%)      N/A           N/A          (39.96%)
----------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                          12/08/86           (8.76%)    (1.03%)       (0.12%)          N/A
----------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital
  Opportunities Series                                  08/14/96          (33.52%)     6.83%          N/A            7.78%
----------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth Series        07/24/95          (42.57%)     4.15%          N/A            8.06%
----------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity Series          05/03/99          (21.27%)      N/A           N/A           (6.50%)
----------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Fund              07/26/95          (10.39%)    (3.21%)         N/A           (0.62%)
----------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth
  Stock Series                                          05/03/99          (34.11%)      N/A           N/A           (7.72%)
----------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Trust Series        10/09/95          (26.70%)     1.99%          N/A            5.98%
----------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth Series         05/01/00          (28.15%)      N/A           N/A          (21.44%)
----------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series          05/01/98          (16.82%)      N/A           N/A            8.30%
----------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return Series           01/03/95          (12.04%)     4.88%          N/A            8.84%
----------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                           11/08/96           (5.71%)     4.55%          N/A            4.76%
----------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund            03/04/96          (19.58%)   (19.09%)         N/A          (18.51%)
----------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                       05/01/92          (26.74%)    (1.11%)         N/A            5.72%
----------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                  08/24/88          (21.27%)     0.75%         6.24%           N/A
----------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                        03/15/94          (13.45%)     2.80%          N/A            5.80%
----------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001

--------------------------------------------------------------------------------------------------------------------------------
                                                           FUND                                                        SINCE
SUB-ACCOUNT                                            INCEPTION DATE      1 YEAR        5 YEAR        10 YEAR       INCEPTION
--------------------------------------------------------------------------------------------------------------------------------
Jennison Portfolio                                        04/25/95         (19.94%)        9.52%         N/A          12.46%
--------------------------------------------------------------------------------------------------------------------------------
Prudential Jennison International Growth Portfolio        09/25/00         (36.98%)        N/A           N/A         (39.21%)
--------------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio                            05/03/99          (2.93%)        N/A           N/A           2.09%
--------------------------------------------------------------------------------------------------------------------------------
Prudential Value Portfolio                                02/19/88          (4.00%)        8.99%        10.89%         N/A
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund                           05/01/98         (27.27%)        N/A           N/A           0.63%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                                 09/10/01           N/A           N/A           N/A           2.11%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                                   12/29/99         (23.80%)        N/A           N/A         (17.01%)
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                        05/03/93         (24.54%)        4.27%         N/A           9.91%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund                     12/29/99         (33.03%)        N/A           N/A         (26.40%)
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund                       05/05/93           4.67%         4.41%         N/A           3.76%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund                        05/05/93         (24.78%)       (0.15%)        N/A           5.10%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                         09/10/01           N/A           N/A           N/A           6.83%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                              05/03/93         (13.99%)        7.89%         N/A          11.55%
--------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund                      08/01/89          (1.13%)        6.99%         8.59%         N/A
--------------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and Growth Fund           07/05/01           N/A           N/A           N/A          (6.14%)
--------------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                                  01/02/96           6.38%         4.17%         N/A           4.12%
--------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                         04/30/97         (15.62%)        N/A           N/A           9.45%
--------------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund           04/30/98         (14.28%)        N/A           N/A           8.35%
--------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                                02/08/84         (19.49%)       16.80%        14.47%         N/A
--------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                         02/08/84           0.88%        10.94%        11.54%         N/A
--------------------------------------------------------------------------------------------------------------------------------
American Funds International Fund                         05/01/90         (21.20%)        5.89%         8.08%         N/A
--------------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund                             06/17/99          (5.76%)        N/A           N/A          (2.04%)
--------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                           01/24/89          (0.89%)        5.25%         7.47%         N/A
--------------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund                 05/01/96         (12.88%)        9.94%         N/A          10.98%
--------------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund                                 01/24/89           6.12%         4.21%         9.63%         N/A
--------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                                   11/01/95         (16.64%)        8.71%         N/A          11.60%
--------------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund                 07/01/99           2.80%         N/A           N/A           3.12%
--------------------------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund                       05/01/00         (30.75%)        N/A           N/A         (32.54%)
--------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                            06/30/80           2.17%         3.35%         2.93%         N/A
--------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities Series    08/14/96         (24.74%)        9.93%         N/A          10.79%
--------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth Series          07/24/95         (34.58%)        7.31%         N/A          10.56%
--------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity Series            05/03/99         (11.42%)        N/A           N/A          (0.32%)
--------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Fund                07/26/95           0.40%         1.15%         N/A           3.10%
--------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth Stock Series   05/03/99         (25.39%)        N/A           N/A          (1.77%)
--------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Trust Series          10/09/95         (17.33%)        5.53%         N/A           8.92%
--------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth Series           05/01/00         (18.91%)        N/A           N/A         (13.76%)
--------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series            05/01/98          (6.58%)        N/A           N/A          12.68%
--------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return Series             01/03/95          (1.39%)        8.51%         N/A          11.34%
--------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                             11/08/96           5.29%         8.36%         N/A           8.79%
--------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund              03/04/96          (9.59%)      (13.04%)        N/A         (12.39%)
--------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                         05/01/92         (17.37%)        2.91%         N/A           7.84%
--------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                    08/24/88         (11.42%)        4.66%         8.34%         N/A
--------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                          03/15/94          (2.93%)        6.62%         N/A           8.26%
--------------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

  YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                 YIELD                        EFFECTIVE YIELD
-------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                              0.15%                           0.15%
-------------------------------------------------------------------------------------------------------------

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                                        YIELD
-------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                                                                            N/A
-------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund                                                           N/A
-------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series                                                        N/A
-------------------------------------------------------------------------------------------------------------

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN AND TO THE
 OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Seven (Hartford Money Market HLS Fund, American Funds Asset Allocation Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, Franklin Real Estate Fund, Franklin Small Cap Fund, Mutual Shares Securities Fund, Franklin Strategic Income Securities Fund, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS Global Equity Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS High Income Series, MFS New Discovery Series, MFS Total Return Series, Templeton Asset Strategy Fund, Templeton International Securities Fund, Templeton Developing Markets Securities Fund, Templeton Growth Securities Fund, Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Bond HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Health HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford High Yield HLS Fund, Hartford Global Leaders HLS Fund, Hartford Index HLS Fund, Hartford Global Advisers HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Prudential Jennison Portfolio, Prudential 20/20 Focus Portfolio, Franklin Technology Securities Fund, MFS Mid Cap Growth Series, Merrill Lynch Large Cap Growth Focus Fund, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Total Return Fund, AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Dent Demographic Trends Fund, AIM V.I. Government Securities Fund, AIM V.I. High Yield Fund, AIM V.I. International Equity Fund, AIM V.I. MidCap Equity Fund, AIM V.I. Value Fund, American Funds Blue Chip Income and Growth Fund, Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford MidCap Value HLS Fund, Hartford Value HLS Fund, Nations Asset Allocation Portfolio, Nations Marsico 21st Century Portfolio, Nations International Opportunities Portfolio, Nations Capital Growth Portfolio, Nations Small Company Portfolio, Nations Value Portfolio, Nations Marsico Growth & Income Portfolio, Nations Marsico Focused Equities Portfolio, Nations High Yield Portfolio, Nations International Value Portfolio, Nations Midcap Growth Portfolio, Prudential Jennison International Growth Portfolio and Prudential Value Portfolio sub-accounts) (collectively, the Account) as of December 31, 2001, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 22, 2002                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

                             HARTFORD    AMERICAN FUNDS                   AMERICAN FUNDS    AMERICAN FUNDS
                           MONEY MARKET       ASSET       AMERICAN FUNDS  GLOBAL GROWTH      GLOBAL SMALL
                             HLS FUND    ALLOCATION FUND    BOND FUND          FUND       CAPITALIZATION FUND
                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT
                           ------------  ---------------  --------------  --------------  -------------------
ASSETS:
  Investments in Hartford
   HLS Fund, Inc.:
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
    Shares 56,347,750
    Cost $56,347,750
      Market Value.......  $56,347,750        --               --              --               --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IB
    Shares 6,729,485
    Cost $6,729,485
      Market Value.......    6,729,485        --               --              --               --
  Investments in American
   Funds Insurance
   Series:
    Asset Allocation Fund
    Shares 1,475,784
    Cost $21,741,582
      Market Value.......      --          $21,029,928         --              --               --
    Bond Fund
    Shares 2,744,847
    Cost $27,934,085
      Market Value.......      --             --           $28,546,412         --               --
    Global Growth Fund
    Shares 1,271,367
    Cost $23,086,556
      Market Value.......      --             --               --          $17,010,884          --
    Global Small
     Capitalization Fund
    Shares 680,986
    Cost $10,853,688
      Market Value.......      --             --               --              --             $7,817,722
    Growth Fund
    Shares 2,416,714
    Cost $150,149,168
      Market Value.......      --             --               --              --               --
    Growth-Income Fund
    Shares 3,638,106
    Cost $121,331,020
      Market Value.......      --             --               --              --               --
    International Fund
    Shares 2,286,650
    Cost $42,388,675
      Market Value.......      --             --               --              --               --
    New World Fund
    Shares 374,799
    Cost $4,019,422
      Market Value.......      --             --               --              --               --
  Investments in Franklin
   Templeton Variable
   Insurance Products
   Trust:
    Real Estate Fund
    Shares 189,981
    Cost $3,215,895
      Market Value.......      --             --               --              --               --
    Small Cap Fund
    Shares 838,588
    Cost $19,214,728
      Market Value.......      --             --               --              --               --
    Mutual Shares
     Securities Fund
    Shares 1,325,458
    Cost $18,522,169
      Market Value.......      --             --               --              --               --
    Strategic Income
     Securities Fund
    Shares 500,869
    Cost $5,047,387
      Market Value.......      --             --               --              --               --
Due from Hartford Life
 Insurance Company.......    3,401,503          75,709         150,447          17,521             6,915
Receivable from fund
 shares sold.............      --             --               --              --               --
Other assets.............        3,734        --               --                   48               123
                           -----------     -----------     -----------     -----------        ----------
Total Assets.............   66,482,472      21,105,637      28,696,859      17,028,453         7,824,760
                           -----------     -----------     -----------     -----------        ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --               75,709         --              --               --
  Payable for fund shares
   purchased.............    3,401,503        --               150,447          17,521             6,915
  Other liabilities......      --             --                     6         --               --
                           -----------     -----------     -----------     -----------        ----------
  Total Liabilities......    3,401,503          75,709         150,453          17,521             6,915
                           -----------     -----------     -----------     -----------        ----------
  Net Assets (variable
   annuity contract
   liabilities)..........  $63,080,969     $21,029,928     $28,546,406     $17,010,932        $7,817,845
                           ===========     ===========     ===========     ===========        ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                           AMERICAN FUNDS    AMERICAN FUNDS      AMERICAN FUNDS    AMERICAN FUNDS  FRANKLIN REAL     FRANKLIN
                            GROWTH FUND    GROWTH-INCOME FUND  INTERNATIONAL FUND  NEW WORLD FUND   ESTATE FUND   SMALL CAP FUND
                            SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  ------------------  ------------------  --------------  -------------  --------------
ASSETS:
  Investments in Hartford
   HLS Fund, Inc.:
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
    Shares 56,347,750
    Cost $56,347,750
      Market Value.......       --               --                  --                 --             --              --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IB
    Shares 6,729,485
    Cost $6,729,485
      Market Value.......       --               --                  --                 --             --              --
  Investments in American
   Funds Insurance
   Series:
    Asset Allocation Fund
    Shares 1,475,784
    Cost $21,741,582
      Market Value.......       --               --                  --                 --             --              --
    Bond Fund
    Shares 2,744,847
    Cost $27,934,085
      Market Value.......       --               --                  --                 --             --              --
    Global Growth Fund
    Shares 1,271,367
    Cost $23,086,556
      Market Value.......       --               --                  --                 --             --              --
    Global Small
     Capitalization Fund
    Shares 680,986
    Cost $10,853,688
      Market Value.......       --               --                  --                 --             --              --
    Growth Fund
    Shares 2,416,714
    Cost $150,149,168
      Market Value.......   $106,528,771         --                  --                 --             --              --
    Growth-Income Fund
    Shares 3,638,106
    Cost $121,331,020
      Market Value.......       --            $114,891,374           --                 --             --              --
    International Fund
    Shares 2,286,650
    Cost $42,388,675
      Market Value.......       --               --               $27,371,195           --             --              --
    New World Fund
    Shares 374,799
    Cost $4,019,422
      Market Value.......       --               --                  --              $3,526,856        --              --
  Investments in Franklin
   Templeton Variable
   Insurance Products
   Trust:
    Real Estate Fund
    Shares 189,981
    Cost $3,215,895
      Market Value.......       --               --                  --                 --          $3,417,753         --
    Small Cap Fund
    Shares 838,588
    Cost $19,214,728
      Market Value.......       --               --                  --                 --             --          $14,968,794
    Mutual Shares
     Securities Fund
    Shares 1,325,458
    Cost $18,522,169
      Market Value.......       --               --                  --                 --             --              --
    Strategic Income
     Securities Fund
    Shares 500,869
    Cost $5,047,387
      Market Value.......       --               --                  --                 --             --              --
Due from Hartford Life
 Insurance Company.......        382,040           588,047           --                     393         25,894          17,929
Receivable from fund
 shares sold.............       --               --                 2,121,818           --             --              --
Other assets.............       --               --                  --                 --             --                  120
                            ------------      ------------        -----------        ----------     ----------     -----------
Total Assets.............    106,910,811       115,479,421         29,493,013         3,527,249      3,443,647      14,986,843
                            ------------      ------------        -----------        ----------     ----------     -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        382,040         --                 2,121,818           --             --               17,929
  Payable for fund shares
   purchased.............       --                 588,047           --                     393         25,928         --
  Other liabilities......             12                15                105                 3        --              --
                            ------------      ------------        -----------        ----------     ----------     -----------
  Total Liabilities......        382,052           588,062          2,121,923               396         25,928          17,929
                            ------------      ------------        -----------        ----------     ----------     -----------
  Net Assets (variable
   annuity contract
   liabilities)..........   $106,528,759      $114,891,359        $27,371,090        $3,526,853     $3,417,719     $14,968,914
                            ============      ============        ===========        ==========     ==========     ===========

                                                FRANKLIN
                            MUTUAL SHARES   STRATEGIC INCOME
                           SECURITIES FUND  SECURITIES FUND
                             SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ----------------
ASSETS:
  Investments in Hartford
   HLS Fund, Inc.:
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
    Shares 56,347,750
    Cost $56,347,750
      Market Value.......       --               --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IB
    Shares 6,729,485
    Cost $6,729,485
      Market Value.......       --               --
  Investments in American
   Funds Insurance
   Series:
    Asset Allocation Fund
    Shares 1,475,784
    Cost $21,741,582
      Market Value.......       --               --
    Bond Fund
    Shares 2,744,847
    Cost $27,934,085
      Market Value.......       --               --
    Global Growth Fund
    Shares 1,271,367
    Cost $23,086,556
      Market Value.......       --               --
    Global Small
     Capitalization Fund
    Shares 680,986
    Cost $10,853,688
      Market Value.......       --               --
    Growth Fund
    Shares 2,416,714
    Cost $150,149,168
      Market Value.......       --               --
    Growth-Income Fund
    Shares 3,638,106
    Cost $121,331,020
      Market Value.......       --               --
    International Fund
    Shares 2,286,650
    Cost $42,388,675
      Market Value.......       --               --
    New World Fund
    Shares 374,799
    Cost $4,019,422
      Market Value.......       --               --
  Investments in Franklin
   Templeton Variable
   Insurance Products
   Trust:
    Real Estate Fund
    Shares 189,981
    Cost $3,215,895
      Market Value.......       --               --
    Small Cap Fund
    Shares 838,588
    Cost $19,214,728
      Market Value.......       --               --
    Mutual Shares
     Securities Fund
    Shares 1,325,458
    Cost $18,522,169
      Market Value.......    $18,596,169         --
    Strategic Income
     Securities Fund
    Shares 500,869
    Cost $5,047,387
      Market Value.......       --             $4,943,576
Due from Hartford Life
 Insurance Company.......        115,377           22,277
Receivable from fund
 shares sold.............       --               --
Other assets.............       --               --
                             -----------       ----------
Total Assets.............     18,711,546        4,965,853
                             -----------       ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        115,377         --
  Payable for fund shares
   purchased.............       --                 22,228
  Other liabilities......              3         --
                             -----------       ----------
  Total Liabilities......        115,380           22,228
                             -----------       ----------
  Net Assets (variable
   annuity contract
   liabilities)..........    $18,596,166       $4,943,625
                             ===========       ==========

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                   MFS                                               MFS
                                 CAPITAL         MFS EMERGING    MFS GLOBAL    INVESTORS GROWTH
                           OPPORTUNITIES SERIES  GROWTH SERIES  EQUITY SERIES    STOCK SERIES
                               SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT*
                           --------------------  -------------  -------------  ----------------
ASSETS:
  Investments in the MFS
   Variable Insurance
   Trust:
    Capital Opportunities
     Series
    Shares 1,231,899
    Cost $24,064,651
      Market Value.......      $16,704,556            --            --              --
    Emerging Growth
     Series
    Shares 1,033,073
    Cost $31,609,900
      Market Value.......        --               $18,574,646       --              --
    Global Equity Series
    Shares 104,797
    Cost $1,185,032
      Market Value.......        --                   --         $1,015,487         --
    Investors Growth
     Stock Series*
      Shares 1,813,423
      Cost $22,823,478
      Market Value.......        --                   --            --           $17,717,141
      Investors Trust
       Series*
      Shares 847,799
      Cost $16,870,542
      Market Value.......        --                   --            --              --
      High Income Series
      Shares 687,046
      Cost $6,961,000
      Market Value.......        --                   --            --              --
      New Discovery
       Series
      Shares 478,545
      Cost $7,839,657
      Market Value.......        --                   --            --              --
      Total Return Series
      Shares 1,319,364
      Cost $24,266,244
      Market Value.......        --                   --            --              --
    Investments in the
     Franklin Templeton
     Variable Insurance
     Products Trust:
      Asset Strategy Fund
      Shares 189,554
      Cost $3,595,889
      Market Value.......        --                   --            --              --
      International
       Securities Fund
      Shares 598,355
      Cost $9,270,836
      Market Value.......        --                   --            --              --
      Developing Markets
       Securities Fund
      Shares 183,065
      Cost $1,068,367
      Market Value.......        --                   --            --              --
      Growth Securities
       Fund
      Shares 670,894
      Cost $8,347,239
      Market Value.......        --                   --            --              --
    Due from Hartford
     Life Insurance
     Company.............           47,790              1,597         6,096           14,587
    Receivable from fund
     shares sold.........        --                   --            --              --
    Other assets.........                8                 90       --              --
                               -----------        -----------    ----------      -----------
    Total Assets.........       16,752,354         18,576,333     1,021,583       17,731,728
                               -----------        -----------    ----------      -----------
LIABILITIES:
    Due to Hartford Life
     Insurance Company...           47,790            --            --              --
    Payable for fund
     shares purchased....        --                     1,597         6,094           14,587
    Other liabilities....        --                   --            --                     7
                               -----------        -----------    ----------      -----------
    Total Liabilities....           47,790              1,597         6,094           14,594
                               -----------        -----------    ----------      -----------
    Net Assets (variable
     annuity contract
     liabilities)........      $16,704,564        $18,574,736    $1,015,489      $17,717,134
                               ===========        ===========    ==========      ===========

  * Formerly MFS Growth Series, MFS Growth and Income Series, respectively, Change effective January 29, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                               MFS                           MFS                        TEMPLETON       TEMPLETON
                            INVESTORS      MFS HIGH     NEW DISCOVERY    MFS TOTAL        ASSET       INTERNATIONAL
                           TRUST SERIES  INCOME SERIES     SERIES      RETURN SERIES  STRATEGY FUND  SECURITIES FUND
                           SUB-ACCOUNT*   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  -------------  -------------  -------------  -------------  ---------------
ASSETS:
  Investments in the MFS
   Variable Insurance
   Trust:
    Capital Opportunities
     Series
    Shares 1,231,899
    Cost $24,064,651
      Market Value.......      --            --             --              --            --              --
    Emerging Growth
     Series
    Shares 1,033,073
    Cost $31,609,900
      Market Value.......      --            --             --              --            --              --
    Global Equity Series
    Shares 104,797
    Cost $1,185,032
      Market Value.......      --            --             --              --            --              --
    Investors Growth
     Stock Series*
      Shares 1,813,423
      Cost $22,823,478
      Market Value.......      --            --             --              --            --              --
      Investors Trust
       Series*
      Shares 847,799
      Cost $16,870,542
      Market Value.......  $14,522,805       --             --              --            --              --
      High Income Series
      Shares 687,046
      Cost $6,961,000
      Market Value.......      --         $6,334,564        --              --            --              --
      New Discovery
       Series
      Shares 478,545
      Cost $7,839,657
      Market Value.......      --            --          $7,307,379         --            --              --
      Total Return Series
      Shares 1,319,364
      Cost $24,266,244
      Market Value.......      --            --             --          $24,553,364       --              --
    Investments in the
     Franklin Templeton
     Variable Insurance
     Products Trust:
      Asset Strategy Fund
      Shares 189,554
      Cost $3,595,889
      Market Value.......      --            --             --              --         $2,921,028         --
      International
       Securities Fund
      Shares 598,355
      Cost $9,270,836
      Market Value.......      --            --             --              --            --           $7,024,692
      Developing Markets
       Securities Fund
      Shares 183,065
      Cost $1,068,367
      Market Value.......      --            --             --              --            --              --
      Growth Securities
       Fund
      Shares 670,894
      Cost $8,347,239
      Market Value.......      --            --             --              --            --              --
    Due from Hartford
     Life Insurance
     Company.............       11,166         4,702          5,373         178,801         1,691         --
    Receivable from fund
     shares sold.........      --            --             --              --            --            1,141,643
    Other assets.........      --            --             --              --                  3              32
                           -----------    ----------     ----------     -----------    ----------      ----------
    Total Assets.........   14,533,971     6,339,266      7,312,752      24,732,165     2,922,722       8,166,367
                           -----------    ----------     ----------     -----------    ----------      ----------
LIABILITIES:
    Due to Hartford Life
     Insurance Company...      --            --             --              --            --            1,141,643
    Payable for fund
     shares purchased....       11,166         4,702          5,373         178,802         1,691         --
    Other liabilities....            9             3              5         --            --              --
                           -----------    ----------     ----------     -----------    ----------      ----------
    Total Liabilities....       11,175         4,705          5,378         178,802         1,691       1,141,643
                           -----------    ----------     ----------     -----------    ----------      ----------
    Net Assets (variable
     annuity contract
     liabilities)........  $14,522,796    $6,334,561     $7,307,374     $24,553,363    $2,921,031      $7,024,724
                           ===========    ==========     ==========     ===========    ==========      ==========

                               TEMPLETON
                           DEVELOPING MARKETS  TEMPLETON GROWTH
                            SECURITIES FUND    SECURITIES FUND
                              SUB-ACCOUNT        SUB-ACCOUNT
                           ------------------  ----------------
ASSETS:
  Investments in the MFS
   Variable Insurance
   Trust:
    Capital Opportunities
     Series
    Shares 1,231,899
    Cost $24,064,651
      Market Value.......       --                  --
    Emerging Growth
     Series
    Shares 1,033,073
    Cost $31,609,900
      Market Value.......       --                  --
    Global Equity Series
    Shares 104,797
    Cost $1,185,032
      Market Value.......       --                  --
    Investors Growth
     Stock Series*
      Shares 1,813,423
      Cost $22,823,478
      Market Value.......       --                  --
      Investors Trust
       Series*
      Shares 847,799
      Cost $16,870,542
      Market Value.......       --                  --
      High Income Series
      Shares 687,046
      Cost $6,961,000
      Market Value.......       --                  --
      New Discovery
       Series
      Shares 478,545
      Cost $7,839,657
      Market Value.......       --                  --
      Total Return Series
      Shares 1,319,364
      Cost $24,266,244
      Market Value.......       --                  --
    Investments in the
     Franklin Templeton
     Variable Insurance
     Products Trust:
      Asset Strategy Fund
      Shares 189,554
      Cost $3,595,889
      Market Value.......       --                  --
      International
       Securities Fund
      Shares 598,355
      Cost $9,270,836
      Market Value.......       --                  --
      Developing Markets
       Securities Fund
      Shares 183,065
      Cost $1,068,367
      Market Value.......       $875,049            --
      Growth Securities
       Fund
      Shares 670,894
      Cost $8,347,239
      Market Value.......       --                $7,386,540
    Due from Hartford
     Life Insurance
     Company.............       --                     5,776
    Receivable from fund
     shares sold.........            116            --
    Other assets.........             15            --
                                --------          ----------
    Total Assets.........        875,180           7,392,316
                                --------          ----------
LIABILITIES:
    Due to Hartford Life
     Insurance Company...            116               5,776
    Payable for fund
     shares purchased....       --                  --
    Other liabilities....       --                         6
                                --------          ----------
    Total Liabilities....            116               5,782
                                --------          ----------
    Net Assets (variable
     annuity contract
     liabilities)........       $875,064          $7,386,534
                                ========          ==========

  * Formerly MFS Growth Series, MFS Growth and Income Series, respectively, Change effective January 29, 2001.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                          HARTFORD                  HARTFORD     HARTFORD
                            HARTFORD      CAPITAL      HARTFORD     DIVIDEND      GLOBAL
                            ADVISERS    APPRECIATION     BOND      AND GROWTH   HEALTH HLS
                            HLS FUND      HLS FUND     HLS FUND     HLS FUND       FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  ------------  -----------  -----------  -----------
ASSETS:
  Investments in Hartford
   HLS Fund, Inc.:
    Hartford Advisers HLS
     Fund, Inc. -
     Class IB
    Shares 6,389,990
    Cost $16,412,940
      Market Value.......  $15,080,158      --            --           --          --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. -
     Class lB
    Shares 3,716,333
    Cost $19,136,826
      Market Value.......      --       $14,745,516       --           --          --
    Hartford Bond HLS
     Fund, Inc. -
     Class IB
    Shares 6,891,553
    Cost $7,751,615
      Market Value.......      --           --        $7,877,693       --          --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IB
    Shares 2,326,231
    Cost $4,562,750
      Market Value.......      --           --            --       $4,369,995      --
    Hartford Global
     Health HLS Fund -
     Class IB
    Shares 581,630
    Cost $778,801
      Market Value.......      --           --            --           --        $853,739
    Hartford Global
     Technology HLS
     Fund - Class IB
    Shares 1,318,754
    Cost $1,133,783
      Market Value.......      --           --            --           --          --
    Hartford Growth and
     Income HLS Fund -
     Class IB
    Shares 879,195
    Cost $1,208,474
      Market Value.......      --           --            --           --          --
    Hartford High Yield
     HLS Fund - Class IB
    Shares 98,071
    Cost $95,946
      Market Value.......      --           --            --           --          --
    Hartford Global
     Leaders HLS Fund -
     Class IB
    Shares 1,691,128
    Cost $3,308,178
      Market Value.......      --           --            --           --          --
    Hartford Index HLS
     Fund, Inc. -
     Class IB
    Shares 733,113
    Cost $2,798,970
      Market Value.......      --           --            --           --          --
    Hartford Global
     Advisers HLS Fund,
     Inc. - Class lB
    Shares 405,001
    Cost $534,649
      Market Value.......      --           --            --           --          --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. -
     Class lB
    Shares 1,621,941
    Cost $2,428,821
      Market Value.......      --           --            --           --          --
    Hartford MidCap HLS
     Fund, Inc. -
     Class lB
    Shares 2,569,257
    Cost $6,119,854
      Market Value.......      --           --            --           --          --
  Due from Hartford Life
   Insurance Company.....     176,217       183,509      124,528      111,850      13,039
  Receivable from fund
   shares sold...........      --           --            --           --          --
  Other assets...........      --           --                 5            9      --
                           -----------  -----------   ----------   ----------    --------
  Total Assets...........  15,256,375    14,929,025    8,002,226    4,481,854     866,778
                           -----------  -----------   ----------   ----------    --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --           --            --           --          --
  Payable for fund shares
   purchased.............     176,217       183,508      124,528      111,850      13,040
  Other liabilities......          21       --            --           --          --
                           -----------  -----------   ----------   ----------    --------
  Total Liabilities......     176,238       183,508      124,528      111,850      13,040
                           -----------  -----------   ----------   ----------    --------
  Net Assets (variable
   annuity contract
   liabilities)..........  $15,080,137  $14,745,517   $7,877,698   $4,370,004    $853,738
                           ===========  ===========   ==========   ==========    ========

 ** Formerly Hartford International Advisers HLS Fund. Change effective May 1, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                            HARTFORD     HARTFORD                  HARTFORD                   HARTFORD       HARTFORD
                             GLOBAL     GROWTH AND    HARTFORD      GLOBAL      HARTFORD       GLOBAL      INTERNATIONAL
                           TECHNOLOGY   INCOME HLS   HIGH YIELD     LEADERS     INDEX HLS   ADVISERS HLS   OPPORTUNITIES
                            HLS FUND       FUND       HLS FUND     HLS FUND       FUND          FUND         HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT**   SUB-ACCOUNT
                           -----------  -----------  -----------  -----------  -----------  -------------  -------------
ASSETS:
  Investments in Hartford
   HLS Fund, Inc.:
    Hartford Advisers HLS
     Fund, Inc. -
     Class IB
    Shares 6,389,990
    Cost $16,412,940
      Market Value.......     --            --          --            --           --           --             --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. -
     Class lB
    Shares 3,716,333
    Cost $19,136,826
      Market Value.......     --            --          --            --           --           --             --
    Hartford Bond HLS
     Fund, Inc. -
     Class IB
    Shares 6,891,553
    Cost $7,751,615
      Market Value.......     --            --          --            --           --           --             --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IB
    Shares 2,326,231
    Cost $4,562,750
      Market Value.......     --            --          --            --           --           --             --
    Hartford Global
     Health HLS Fund -
     Class IB
    Shares 581,630
    Cost $778,801
      Market Value.......     --            --          --            --           --           --             --
    Hartford Global
     Technology HLS
     Fund - Class IB
    Shares 1,318,754
    Cost $1,133,783
      Market Value.......   $646,528        --          --            --           --           --             --
    Hartford Growth and
     Income HLS Fund -
     Class IB
    Shares 879,195
    Cost $1,208,474
      Market Value.......     --        $1,026,156      --            --           --           --             --
    Hartford High Yield
     HLS Fund - Class IB
    Shares 98,071
    Cost $95,946
      Market Value.......     --            --         $94,247        --           --           --             --
    Hartford Global
     Leaders HLS Fund -
     Class IB
    Shares 1,691,128
    Cost $3,308,178
      Market Value.......     --            --          --        $2,435,284       --           --             --
    Hartford Index HLS
     Fund, Inc. -
     Class IB
    Shares 733,113
    Cost $2,798,970
      Market Value.......     --            --          --            --       $2,327,863       --             --
    Hartford Global
     Advisers HLS Fund,
     Inc. - Class lB
    Shares 405,001
    Cost $534,649
      Market Value.......     --            --          --            --           --         $406,982         --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. -
     Class lB
    Shares 1,621,941
    Cost $2,428,821
      Market Value.......     --            --          --            --           --           --          $1,543,062
    Hartford MidCap HLS
     Fund, Inc. -
     Class lB
    Shares 2,569,257
    Cost $6,119,854
      Market Value.......     --            --          --            --           --           --             --
  Due from Hartford Life
   Insurance Company.....     13,081        --          --            13,017          400          310           1,250
  Receivable from fund
   shares sold...........     --               627           5        --           --           --             --
  Other assets...........     --            --          --            --           --           --             --
                            --------    ----------     -------    ----------   ----------     --------      ----------
  Total Assets...........    659,609     1,026,783      94,252     2,448,301    2,328,263      407,292       1,544,312
                            --------    ----------     -------    ----------   ----------     --------      ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....     --               625           5        --           --           --             --
  Payable for fund shares
   purchased.............     13,079        --          --            13,017          399          310           1,248
  Other liabilities......     --            --          --                 9       --           --             --
                            --------    ----------     -------    ----------   ----------     --------      ----------
  Total Liabilities......     13,079           625           5        13,026          399          310           1,248
                            --------    ----------     -------    ----------   ----------     --------      ----------
  Net Assets (variable
   annuity contract
   liabilities)..........   $646,530    $1,026,158     $94,247    $2,435,275   $2,327,864     $406,982      $1,543,064
                            ========    ==========     =======    ==========   ==========     ========      ==========


                            HARTFORD
                             MIDCAP
                            HLS FUND
                           SUB-ACCOUNT
                           -----------
ASSETS:
  Investments in Hartford
   HLS Fund, Inc.:
    Hartford Advisers HLS
     Fund, Inc. -
     Class IB
    Shares 6,389,990
    Cost $16,412,940
      Market Value.......      --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. -
     Class lB
    Shares 3,716,333
    Cost $19,136,826
      Market Value.......      --
    Hartford Bond HLS
     Fund, Inc. -
     Class IB
    Shares 6,891,553
    Cost $7,751,615
      Market Value.......      --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IB
    Shares 2,326,231
    Cost $4,562,750
      Market Value.......      --
    Hartford Global
     Health HLS Fund -
     Class IB
    Shares 581,630
    Cost $778,801
      Market Value.......      --
    Hartford Global
     Technology HLS
     Fund - Class IB
    Shares 1,318,754
    Cost $1,133,783
      Market Value.......      --
    Hartford Growth and
     Income HLS Fund -
     Class IB
    Shares 879,195
    Cost $1,208,474
      Market Value.......      --
    Hartford High Yield
     HLS Fund - Class IB
    Shares 98,071
    Cost $95,946
      Market Value.......      --
    Hartford Global
     Leaders HLS Fund -
     Class IB
    Shares 1,691,128
    Cost $3,308,178
      Market Value.......      --
    Hartford Index HLS
     Fund, Inc. -
     Class IB
    Shares 733,113
    Cost $2,798,970
      Market Value.......      --
    Hartford Global
     Advisers HLS Fund,
     Inc. - Class lB
    Shares 405,001
    Cost $534,649
      Market Value.......      --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. -
     Class lB
    Shares 1,621,941
    Cost $2,428,821
      Market Value.......      --
    Hartford MidCap HLS
     Fund, Inc. -
     Class lB
    Shares 2,569,257
    Cost $6,119,854
      Market Value.......  $5,355,032
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........         547
  Other assets...........          19
                           ----------
  Total Assets...........   5,355,598
                           ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         547
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                           ----------
  Total Liabilities......         547
                           ----------
  Net Assets (variable
   annuity contract
   liabilities)..........  $5,355,051
                           ==========

 ** Formerly Hartford International Advisers HLS Fund. Change effective May 1, 2001.

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                  HARTFORD
                                HARTFORD        SMALL COMPANY  HARTFORD STOCK  PRUDENTIAL JENNISON
                           MORTGAGE SECURITIES    HLS FUND        HLS FUND          PORTFOLIO
                                HLS FUND         SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
                           -------------------  -------------  --------------  -------------------
ASSETS:
  Investments in the
   Hartford Series Fund,
   Inc.:
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IB
    Shares 360,348
    Cost $412,121
      Market Value.......       $414,425            --              --               --
    Hartford Small
     Company HLS Fund,
     Inc. - Class IB
    Shares 1,611,636
    Cost $3,165,697
      Market Value.......       --               $2,137,081         --               --
    Hartford Stock HLS
     Fund, Inc. -
     Class IB
    Shares 2,244,371
    Cost $13,300,356
      Market Value.......       --                  --          $10,619,080          --
    Investments in The
     Prudential Series
     Fund, Inc.:
    Prudential Jennison
     Portfolio -
     Class II
    Shares 67,652
    Cost $1,510,847
      Market Value.......       --                  --              --             $1,248,185
    Prudential 20/20
     Focus Portfolio -
     Class II
    Shares 26,004
    Cost $284,394
      Market Value.......       --                  --              --               --
    Investments in the
     Franklin Templeton
     Variable Insurance
     Products Trust:
    Technology Securities
     Fund
    Shares 231,914
    Cost $1,541,347
      Market Value.......       --                  --              --               --
    Investments in the
     MFS Variable
     Insurance Trust:
    Mid Cap Growth Series
    Shares 859,349
    Cost $7,427,461
      Market Value.......       --                  --              --               --
    Investments in the
     Mercury V.l. Funds,
     Inc.:
    Merrill Lynch Large
     Cap Growth Focus
     Fund
    Shares 1,782
    Cost $22,209
      Market Value.......       --                  --              --               --
    Investments in
     Salomon Brothers
     Variable Series
     Funds, Inc.:
    Capital Fund
    Shares 207,103
    Cost $3,171,569
      Market Value.......       --                  --              --               --
    High Yield Bond Fund
    Shares 22,565
    Cost $198,640
      Market Value.......       --                  --              --               --
    Investors Fund
    Shares 63,060
    Cost $842,151
      Market Value.......       --                  --              --               --
    Total Return Fund
    Shares 36,054
    Cost $377,755
      Market Value.......       --                  --              --               --
  Due from Hartford Life
   Insurance Company.....       --                    1,864          20,818             4,970
  Receivable from fund
   shares sold...........             48            --              --               --
  Other assets...........       --                       12              48                10
                                --------         ----------     -----------        ----------
  Total Assets...........        414,473          2,138,957      10,639,946         1,253,165
                                --------         ----------     -----------        ----------
LIABILITIES:
Due to Hartford Life
 Insurance Company.......             49            --              --               --
Payable for fund shares
 purchased...............       --                    1,864          20,818             4,970
Other liabilities........       --                  --              --               --
                                --------         ----------     -----------        ----------
Total Liabilities........             49              1,864          20,818             4,970
                                --------         ----------     -----------        ----------
Net Assets (variable
 annuity contract
 liabilities)............       $414,424         $2,137,093     $10,619,128        $1,248,195
                                ========         ==========     ===========        ==========

*** Formerly Mercury V.I. U.S. Large Cap Fund Sub-Account. Change effective on January 29, 2001

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                FRANKLIN           MFS        MERRILL LYNCH
                           PRUDENTIAL 20/20    TECHNOLOGY        MID CAP     LARGE CAP GROWTH    SALOMON BROTHERS
                           FOCUS PORTFOLIO   SECURITIES FUND  GROWTH SERIES     FOCUS FUND     VARIABLE CAPITAL FUND
                             SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT***        SUB-ACCOUNT
                           ----------------  ---------------  -------------  ----------------  ---------------------
ASSETS:
  Investments in the
   Hartford Series Fund,
   Inc.:
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IB
    Shares 360,348
    Cost $412,121
      Market Value.......       --                --              --             --                  --
    Hartford Small
     Company HLS Fund,
     Inc. - Class IB
    Shares 1,611,636
    Cost $3,165,697
      Market Value.......       --                --              --             --                  --
    Hartford Stock HLS
     Fund, Inc. -
     Class IB
    Shares 2,244,371
    Cost $13,300,356
      Market Value.......       --                --              --             --                  --
    Investments in The
     Prudential Series
     Fund, Inc.:
    Prudential Jennison
     Portfolio -
     Class II
    Shares 67,652
    Cost $1,510,847
      Market Value.......       --                --              --             --                  --
    Prudential 20/20
     Focus Portfolio -
     Class II
    Shares 26,004
    Cost $284,394
      Market Value.......      $276,421           --              --             --                  --
    Investments in the
     Franklin Templeton
     Variable Insurance
     Products Trust:
    Technology Securities
     Fund
    Shares 231,914
    Cost $1,541,347
      Market Value.......       --             $1,236,099         --             --                  --
    Investments in the
     MFS Variable
     Insurance Trust:
    Mid Cap Growth Series
    Shares 859,349
    Cost $7,427,461
      Market Value.......       --                --           $6,823,231        --                  --
    Investments in the
     Mercury V.l. Funds,
     Inc.:
    Merrill Lynch Large
     Cap Growth Focus
     Fund
    Shares 1,782
    Cost $22,209
      Market Value.......       --                --              --             $16,078             --
    Investments in
     Salomon Brothers
     Variable Series
     Funds, Inc.:
    Capital Fund
    Shares 207,103
    Cost $3,171,569
      Market Value.......       --                --              --             --                 $3,127,250
    High Yield Bond Fund
    Shares 22,565
    Cost $198,640
      Market Value.......       --                --              --             --                  --
    Investors Fund
    Shares 63,060
    Cost $842,151
      Market Value.......       --                --              --             --                  --
    Total Return Fund
    Shares 36,054
    Cost $377,755
      Market Value.......       --                --              --             --                  --
  Due from Hartford Life
   Insurance Company.....       --                --               42,257        --                  --
  Receivable from fund
   shares sold...........            62           --              --             --                         40
  Other assets...........       --                --                   21        --                  --
                               --------        ----------      ----------        -------            ----------
  Total Assets...........       276,483         1,236,099       6,865,509         16,078             3,127,290
                               --------        ----------      ----------        -------            ----------
LIABILITIES:
Due to Hartford Life
 Insurance Company.......            61               161         --                  11                    40
Payable for fund shares
 purchased...............       --                --               42,257        --                  --
Other liabilities........       --                      5         --             --                         13
                               --------        ----------      ----------        -------            ----------
Total Liabilities........            61               166          42,257             11                    53
                               --------        ----------      ----------        -------            ----------
Net Assets (variable
 annuity contract
 liabilities)............      $276,422        $1,235,933      $6,823,252        $16,067            $3,127,237
                               ========        ==========      ==========        =======            ==========

                           SALOMON BROTHERS   SALOMON BROTHERS   SALOMON BROTHERS
                            VARIABLE HIGH    VARIABLE INVESTORS   VARIABLE TOTAL
                           YIELD BOND FUND          FUND           RETURN FUND
                             SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  ------------------  ----------------
ASSETS:
  Investments in the
   Hartford Series Fund,
   Inc.:
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IB
    Shares 360,348
    Cost $412,121
      Market Value.......       --                --                  --
    Hartford Small
     Company HLS Fund,
     Inc. - Class IB
    Shares 1,611,636
    Cost $3,165,697
      Market Value.......       --                --                  --
    Hartford Stock HLS
     Fund, Inc. -
     Class IB
    Shares 2,244,371
    Cost $13,300,356
      Market Value.......       --                --                  --
    Investments in The
     Prudential Series
     Fund, Inc.:
    Prudential Jennison
     Portfolio -
     Class II
    Shares 67,652
    Cost $1,510,847
      Market Value.......       --                --                  --
    Prudential 20/20
     Focus Portfolio -
     Class II
    Shares 26,004
    Cost $284,394
      Market Value.......       --                --                  --
    Investments in the
     Franklin Templeton
     Variable Insurance
     Products Trust:
    Technology Securities
     Fund
    Shares 231,914
    Cost $1,541,347
      Market Value.......       --                --                  --
    Investments in the
     MFS Variable
     Insurance Trust:
    Mid Cap Growth Series
    Shares 859,349
    Cost $7,427,461
      Market Value.......       --                --                  --
    Investments in the
     Mercury V.l. Funds,
     Inc.:
    Merrill Lynch Large
     Cap Growth Focus
     Fund
    Shares 1,782
    Cost $22,209
      Market Value.......       --                --                  --
    Investments in
     Salomon Brothers
     Variable Series
     Funds, Inc.:
    Capital Fund
    Shares 207,103
    Cost $3,171,569
      Market Value.......       --                --                  --
    High Yield Bond Fund
    Shares 22,565
    Cost $198,640
      Market Value.......      $183,456           --                  --
    Investors Fund
    Shares 63,060
    Cost $842,151
      Market Value.......       --                $806,532            --
    Total Return Fund
    Shares 36,054
    Cost $377,755
      Market Value.......       --                --                 $374,602
  Due from Hartford Life
   Insurance Company.....       --                     222                 87
  Receivable from fund
   shares sold...........           469           --                  --
  Other assets...........       --                --                  --
                               --------           --------           --------
  Total Assets...........       183,925            806,754            374,689
                               --------           --------           --------
LIABILITIES:
Due to Hartford Life
 Insurance Company.......           460           --                       39
Payable for fund shares
 purchased...............       --                     222            --
Other liabilities........       --                       6                  5
                               --------           --------           --------
Total Liabilities........           460                228                 44
                               --------           --------           --------
Net Assets (variable
 annuity contract
 liabilities)............      $183,465           $806,526           $374,645
                               ========           ========           ========

*** Formerly Mercury V.I. U.S. Large Cap Fund Sub-Account. Change effective on January 29, 2001

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                            AIM V.I.     AIM V.I.     AIM V.I.
                           AGGRESSIVE   BASIC VALUE   BLUE CHIP
                           GROWTH FUND     FUND         FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  -----------
ASSETS:
  Investments in the AIM
    Variable Insurance
    Funds:
    Aggressive Growth
    Fund
    Shares 16,436
    Cost $174,958
      Market Value.......   $177,668        --           --
    Basic Value Fund
    Shares 183,947
    Cost $1,810,915
      Market Value.......     --        $1,885,454       --
    Blue Chip Fund
    Shares 146,706
    Cost $1,002,027
      Market Value.......     --            --       $1,043,083
    Capital Appreciation
    Fund
    Shares 68,610
    Cost $1,582,779
      Market Value.......     --            --           --
    Dent Demographic
    Trends Fund
    Shares 24,901
    Cost $132,358
      Market Value.......     --            --           --
    Government Securities
    Fund
    Shares 65,876
    Cost $782,639
      Market Value.......     --            --           --
    High Yield Fund
    Shares 42,532
    Cost $251,063
      Market Value.......     --            --           --
    International Equity
    Fund
    Shares 1,348
    Cost $20,418
      Market Value.......     --            --           --
    MidCap Equity Fund
    Shares 67,611
    Cost $699,959
      Market Value.......     --            --           --
    Value Fund
    Shares 55,826
    Cost $1,310,944
      Market Value.......     --            --           --
  Due from Hartford Life
  Insurance Company......      5,227        71,071       21,080
  Receivable from fund
  shares sold............     --            --           --
  Other assets...........     --            --           --
                            --------    ----------   ----------
  Total Assets...........    182,895     1,956,525    1,064,163
                            --------    ----------   ----------
LIABILITIES:
  Due to Hartford Life
  Insurance Company......     --            --           --
  Payable for fund shares
  purchased..............      5,227        71,071       21,080
  Other liabilities......     --            --                3
                            --------    ----------   ----------
  Total Liabilities......      5,227        71,071       21,083
                            --------    ----------   ----------
  Net Assets (variable
  annuity contract
  liabilities)...........   $177,668    $1,885,454   $1,043,080
                            ========    ==========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                               AIM V.I.           AIM V.I.         AIM V.I.       AIM V.I.      AIM V.I.       AIM V.I.
                                CAPITAL       DENT DEMOGRAPHIC    GOVERNMENT     HIGH YIELD   INTERNATIONAL  MIDCAP EQUITY
                           APPRECIATION FUND    TRENDS FUND     SECURITIES FUND     FUND       EQUITY FUND       FUND
                              SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  ----------------  ---------------  -----------  -------------  -------------
ASSETS:
  Investments in the AIM
    Variable Insurance
     Funds:
    Aggressive Growth
     Fund
    Shares 16,436
    Cost $174,958
      Market Value.......       --                 --               --              --            --             --
    Basic Value Fund
    Shares 183,947
    Cost $1,810,915
      Market Value.......       --                 --               --              --            --             --
    Blue Chip Fund
    Shares 146,706
    Cost $1,002,027
      Market Value.......       --                 --               --              --            --             --
    Capital Appreciation
     Fund
    Shares 68,610
    Cost $1,582,779
      Market Value.......     $1,490,214           --               --              --            --             --
    Dent Demographic
     Trends Fund
    Shares 24,901
    Cost $132,358
      Market Value.......       --                $139,195          --              --            --             --
    Government Securities
     Fund
    Shares 65,876
    Cost $782,639
      Market Value.......       --                 --              $759,552         --            --             --
    High Yield Fund
    Shares 42,532
    Cost $251,063
      Market Value.......       --                 --               --            $225,844        --             --
    International Equity
     Fund
    Shares 1,348
    Cost $20,418
      Market Value.......       --                 --               --              --           $20,104         --
    MidCap Equity Fund
    Shares 67,611
    Cost $699,959
      Market Value.......       --                 --               --              --            --           $724,788
    Value Fund
    Shares 55,826
    Cost $1,310,944
      Market Value.......       --                 --               --              --            --             --
  Due from Hartford Life
   Insurance Company.....         23,722            10,481           22,907          7,466        --             44,714
  Receivable from fund
   shares sold...........       --                 --               --              --                 3         --
  Other assets...........       --                 --               --              --            --             --
                              ----------          --------         --------       --------       -------       --------
  Total Assets...........      1,513,936           149,676          782,459        233,310        20,107        769,502
                              ----------          --------         --------       --------       -------       --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                 --               --              --                 4         --
  Payable for fund shares
   purchased.............         23,720            10,482           22,907          7,466        --             44,713
  Other liabilities......       --                 --               --              --            --             --
                              ----------          --------         --------       --------       -------       --------
  Total Liabilities......         23,720            10,482           22,907          7,466             4         44,713
                              ----------          --------         --------       --------       -------       --------
  Net Assets (variable
   annuity contract
   liabilities)..........     $1,490,216          $139,194         $759,552       $225,844       $20,103       $724,789
                              ==========          ========         ========       ========       =======       ========

                            AIM V.I.
                              VALUE
                              FUND
                           SUB-ACCOUNT
                           -----------
ASSETS:
  Investments in the AIM
    Variable Insurance
     Funds:
    Aggressive Growth
     Fund
    Shares 16,436
    Cost $174,958
      Market Value.......      --
    Basic Value Fund
    Shares 183,947
    Cost $1,810,915
      Market Value.......      --
    Blue Chip Fund
    Shares 146,706
    Cost $1,002,027
      Market Value.......      --
    Capital Appreciation
     Fund
    Shares 68,610
    Cost $1,582,779
      Market Value.......      --
    Dent Demographic
     Trends Fund
    Shares 24,901
    Cost $132,358
      Market Value.......      --
    Government Securities
     Fund
    Shares 65,876
    Cost $782,639
      Market Value.......      --
    High Yield Fund
    Shares 42,532
    Cost $251,063
      Market Value.......      --
    International Equity
     Fund
    Shares 1,348
    Cost $20,418
      Market Value.......      --
    MidCap Equity Fund
    Shares 67,611
    Cost $699,959
      Market Value.......      --
    Value Fund
    Shares 55,826
    Cost $1,310,944
      Market Value.......  $1,303,545
  Due from Hartford Life
   Insurance Company.....      17,203
  Receivable from fund
   shares sold...........      --
  Other assets...........      --
                           ----------
  Total Assets...........   1,320,748
                           ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --
  Payable for fund shares
   purchased.............      17,202
  Other liabilities......      --
                           ----------
  Total Liabilities......      17,202
                           ----------
  Net Assets (variable
   annuity contract
   liabilities)..........  $1,303,546
                           ==========

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                            AMERICAN FUNDS
                               BLUE CHIP                                     HARTFORD
                           INCOME AND GROWTH         HARTFORD         GLOBAL COMMUNICATIONS
                                 FUND             FOCUS HLS FUND             HLS FUND
                              SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
                           -----------------  ----------------------  ----------------------
ASSETS:
  Investments in the
  American Funds
  Insurance Series:
    American Funds Blue
    Chip Income and
    Growth Fund -
    Class II
    Shares 492,562
    Cost $4,602,993
      Market Value.......     $4,639,937             --                      --
  Investments in Hartford
  HLS Fund, Inc.:
    Hartford Focus HLS
    Fund, Inc. -
    Class IB
    Shares 50
    Cost $49
      Market Value.......       --                  $       52               --
    Hartford Global
    Communications HLS
    Fund, Inc. -
    Class IB
    Shares 1,288
    Cost $790
      Market Value.......       --                   --                     $      820
    Hartford Global
    Financial Services
    HLS Fund, Inc. -
    Class IB
    Shares 25,547
    Cost $25,015
      Market Value.......       --                   --                      --
    Hartford
    International Capital
    Appreciation HLS
    Fund, Inc. -
    Class IB
    Shares 1,142
    Cost $836
      Market Value.......       --                   --                      --
    Hartford MidCap Value
    HLS Fund, Inc. -
    Class IB
    Shares 68,752
    Cost $65,863
      Market Value.......       --                   --                      --
    Hartford Value HLS
    Fund, Inc. -
    Class IB
    Shares 34,475
    Cost $32,532
      Market Value.......       --                   --                      --
  Investments in the
  Nations Separate
  Account Trust:
    Asset Allocation
    Portfolio
    Shares 142,236
    Cost $1,388,127
      Market Value.......       --                   --                      --
    Marsico 21st Century
    Portfolio
    Shares 78,957
    Cost $487,479
      Market Value.......       --                   --                      --
    International
    Opportunities
    Portfolio
      Shares 10,926
      Cost $112,569
      Market Value.......       --                   --                      --
  Due from Hartford Life
  Insurance Company......         44,261             --                      --
  Receivable from fund
  shares sold............       --                   --                      --
  Other assets...........              9             --                      --
                              ----------            ----------              ----------
  Total Assets...........      4,684,207                    52                     820
                              ----------            ----------              ----------
LIABILITIES:
  Due to Hartford Life
  Insurance Company......       --                   --                      --
  Payable for fund shares
  purchased..............         44,261             --                      --
  Other liabilities......       --                   --                      --
                              ----------            ----------              ----------
  Total Liabilities......         44,261             --                      --
                              ----------            ----------              ----------
  Net Assets (variable
  annuity contract
  liabilities)...........     $4,639,946            $       52              $      820
                              ==========            ==========              ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                               HARTFORD              HARTFORD           HARTFORD                        NATIONS
                           GLOBAL FINANCIAL   INTERNATIONAL CAPITAL   MIDCAP VALUE     HARTFORD     ASSET ALLOCATION
                           SERVICES HLS FUND  APPRECIATION HLS FUND     HLS FUND    VALUE HLS FUND     PORTFOLIO
                              SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  ----------------------  ------------  --------------  ----------------
ASSETS:
  Investments in the
   American Funds
   Insurance Series:
    American Funds Blue
     Chip Income and
     Growth Fund -
     Class II
    Shares 492,562
    Cost $4,602,993
      Market Value.......       --                   --                  --             --               --
  Investments in Hartford
   HLS Fund, Inc.:
    Hartford Focus HLS
     Fund, Inc. -
     Class IB
    Shares 50
    Cost $49
      Market Value.......       --                   --                  --             --               --
    Hartford Global
     Communications HLS
     Fund, Inc. -
     Class IB
    Shares 1,288
    Cost $790
      Market Value.......       --                   --                  --             --               --
    Hartford Global
     Financial Services
     HLS Fund, Inc. -
     Class IB
    Shares 25,547
    Cost $25,015
      Market Value.......       $23,923              --                  --             --               --
    Hartford
     International
     Capital Appreciation
     HLS Fund, Inc. -
     Class IB
    Shares 1,142
    Cost $836
      Market Value.......       --                  $      981           --             --               --
    Hartford MidCap Value
     HLS Fund, Inc. -
     Class IB
    Shares 68,752
    Cost $65,863
      Market Value.......       --                   --                 $68,345         --               --
    Hartford Value HLS
     Fund, Inc. -
     Class IB
    Shares 34,475
    Cost $32,532
      Market Value.......       --                   --                  --            $34,245           --
  Investments in the
   Nations Separate
   Account Trust:
    Asset Allocation
     Portfolio
    Shares 142,236
    Cost $1,388,127
      Market Value.......       --                   --                  --             --             $1,345,554
    Marsico 21st Century
     Portfolio
    Shares 78,957
    Cost $487,479
      Market Value.......       --                   --                  --             --               --
    International
     Opportunities
     Portfolio
      Shares 10,926
      Cost $112,569
      Market Value.......       --                   --                  --             --               --
  Due from Hartford Life
   Insurance Company.....       --                   --                  --                 22           --
  Receivable from fund
   shares sold...........             4              --                       8         --                  1,195
  Other assets...........       --                   --                  --             --               --
                                -------             ----------          -------        -------         ----------
  Total Assets...........        23,927                    981           68,353         34,267          1,346,749
                                -------             ----------          -------        -------         ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             4              --                       8         --                  1,194
  Payable for fund shares
   purchased.............       --                   --                  --                 22           --
  Other liabilities......       --                   --                  --             --               --
                                -------             ----------          -------        -------         ----------
  Total Liabilities......             4              --                       8             22              1,194
                                -------             ----------          -------        -------         ----------
  Net Assets (variable
   annuity contract
   liabilities)..........       $23,923             $      981          $68,345        $34,245         $1,345,555
                                =======             ==========          =======        =======         ==========

                                                 NATIONS
                                NATIONS       INTERNATIONAL
                             MARSICO 21ST     OPPORTUNITIES
                           CENTURY PORTFOLIO    PORTFOLIO
                              SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  -------------
ASSETS:
  Investments in the
   American Funds
   Insurance Series:
    American Funds Blue
     Chip Income and
     Growth Fund -
     Class II
    Shares 492,562
    Cost $4,602,993
      Market Value.......       --                --
  Investments in Hartford
   HLS Fund, Inc.:
    Hartford Focus HLS
     Fund, Inc. -
     Class IB
    Shares 50
    Cost $49
      Market Value.......       --                --
    Hartford Global
     Communications HLS
     Fund, Inc. -
     Class IB
    Shares 1,288
    Cost $790
      Market Value.......       --                --
    Hartford Global
     Financial Services
     HLS Fund, Inc. -
     Class IB
    Shares 25,547
    Cost $25,015
      Market Value.......       --                --
    Hartford
     International
     Capital Appreciation
     HLS Fund, Inc. -
     Class IB
    Shares 1,142
    Cost $836
      Market Value.......       --                --
    Hartford MidCap Value
     HLS Fund, Inc. -
     Class IB
    Shares 68,752
    Cost $65,863
      Market Value.......       --                --
    Hartford Value HLS
     Fund, Inc. -
     Class IB
    Shares 34,475
    Cost $32,532
      Market Value.......       --                --
  Investments in the
   Nations Separate
   Account Trust:
    Asset Allocation
     Portfolio
    Shares 142,236
    Cost $1,388,127
      Market Value.......       --                --
    Marsico 21st Century
     Portfolio
    Shares 78,957
    Cost $487,479
      Market Value.......      $491,115           --
    International
     Opportunities
     Portfolio
      Shares 10,926
      Cost $112,569
      Market Value.......       --              $114,071
  Due from Hartford Life
   Insurance Company.....         2,632              244
  Receivable from fund
   shares sold...........       --                --
  Other assets...........       --                --
                               --------         --------
  Total Assets...........       493,747          114,315
                               --------         --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                --
  Payable for fund shares
   purchased.............         2,634              244
  Other liabilities......       --                --
                               --------         --------
  Total Liabilities......         2,634              244
                               --------         --------
  Net Assets (variable
   annuity contract
   liabilities)..........      $491,113         $114,071
                               ========         ========

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                              NATIONS         NATIONS       NATIONS
                           CAPITAL GROWTH  SMALL COMPANY     VALUE
                             PORTFOLIO       PORTFOLIO     PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  -------------  -----------
ASSETS:
  Investments in the
  Nations Separate
  Account Trust
    Capital Growth
    Portfolio
    Shares 14,777
    Cost $151,624
      Market Value.......     $148,952         --             --
    Small Company
    Portfolio
    Shares 69,232
    Cost $640,633
      Market Value.......      --            $672,933         --
    Value Portfolio
    Shares 105,224
    Cost $1,078,671
      Market Value.......      --              --         $1,093,275
    Marsico Growth &
    Income Portfolio
    Shares 106,875
    Cost $1,430,541
      Market Value.......      --              --             --
    Marsico Focused
    Equities Portfolio
    Shares 101,220
    Cost $1,365,837
      Market Value.......      --              --             --
    High Yield Bond
    Portfolio
    Shares 134,263
    Cost $1,268,811
      Market Value.......      --              --             --
    International Value
    Portfolio
    Shares 146,069
    Cost $1,254,089
      Market Value.......      --              --             --
    MidCap Growth
    Portfolio
    Shares 68,231
    Cost $576,918
      Market Value.......      --              --             --
  Investments in The
  Prudential Series Fund,
  Inc.:
    SP Jennison
    International Growth
    Portfolio
    Shares 291
    Cost $1,720
      Market Value.......      --              --             --
    Value Portfolio
    Shares 12,145
    Cost $230,805
      Market Value.......      --              --             --
  Due from Hartford Life
  Insurance Company......          350          2,165         14,495
  Receivable from fund
  shares sold............      --              --             --
  Other assets...........      --              --             --
                              --------       --------     ----------
  Total Assets...........      149,302        675,098      1,107,770
                              --------       --------     ----------
LIABILITIES:
  Due to Hartford Life
  Insurance Company......      --              --             --
  Payable for fund shares
  purchased..............          350          2,163         14,494
  Other liabilities......      --              --             --
                              --------       --------     ----------
  Total Liabilities......          350          2,163         14,494
                              --------       --------     ----------
  Net Assets (variable
  annuity contract
  liabilities)...........     $148,952       $672,935     $1,093,276
                              ========       ========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                               NATIONS          NATIONS
                               MARSICO          MARSICO          NATIONS          NATIONS         NATIONS
                           GROWTH & INCOME  FOCUSED EQUITIES    HIGH YIELD     INTERNATIONAL   MIDCAP GROWTH
                              PORTFOLIO        PORTFOLIO      BOND PORTFOLIO  VALUE PORTFOLIO    PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ----------------  --------------  ---------------  -------------
ASSETS:
  Investments in the
   Nations Separate
   Account Trust
    Capital Growth
     Portfolio
    Shares 14,777
    Cost $151,624
      Market Value.......       --               --                --              --              --
    Small Company
     Portfolio
    Shares 69,232
    Cost $640,633
      Market Value.......       --               --                --              --              --
    Value Portfolio
    Shares 105,224
    Cost $1,078,671
      Market Value.......       --               --                --              --              --
    Marsico Growth &
     Income Portfolio
    Shares 106,875
    Cost $1,430,541
      Market Value.......    $1,437,472          --                --              --              --
    Marsico Focused
     Equities Portfolio
    Shares 101,220
    Cost $1,365,837
      Market Value.......       --             $1,357,354          --              --              --
    High Yield Bond
     Portfolio
    Shares 134,263
    Cost $1,268,811
      Market Value.......       --               --             $1,190,910         --              --
    International Value
     Portfolio
    Shares 146,069
    Cost $1,254,089
      Market Value.......       --               --                --           $1,226,980         --
    MidCap Growth
     Portfolio
    Shares 68,231
    Cost $576,918
      Market Value.......       --               --                --              --            $575,868
  Investments in The
   Prudential Series
   Fund, Inc.:
    SP Jennison
     International Growth
     Portfolio
    Shares 291
    Cost $1,720
      Market Value.......       --               --                --              --              --
    Value Portfolio
    Shares 12,145
    Cost $230,805
      Market Value.......       --               --                --              --              --
  Due from Hartford Life
   Insurance Company.....         7,124             9,620           12,532          11,737          1,981
  Receivable from fund
   shares sold...........       --               --                --              --              --
  Other assets...........             3          --                                      4         --
                             ----------        ----------       ----------      ----------       --------
  Total Assets...........     1,444,599         1,366,974        1,203,442       1,238,721        577,849
                             ----------        ----------       ----------      ----------       --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --               --                --              --              --
  Payable for fund shares
   purchased.............         7,124             9,619           12,532          11,737          1,980
  Other liabilities......       --               --                      3         --              --
                             ----------        ----------       ----------      ----------       --------
  Total Liabilities......         7,124             9,619           12,535          11,737          1,980
                             ----------        ----------       ----------      ----------       --------
  Net Assets (variable
   annuity contract
   liabilities)..........    $1,437,475        $1,357,355       $1,190,907      $1,226,984       $575,869
                             ==========        ==========       ==========      ==========       ========


                            PRUDENTIAL JENNISON    PRUDENTIAL
                               INTERNATIONAL          VALUE
                              GROWTH PORTFOLIO      PORTFOLIO
                                SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------------  -----------
ASSETS:
  Investments in the
   Nations Separate
   Account Trust
    Capital Growth
     Portfolio
    Shares 14,777
    Cost $151,624
      Market Value.......         --                  --
    Small Company
     Portfolio
    Shares 69,232
    Cost $640,633
      Market Value.......         --                  --
    Value Portfolio
    Shares 105,224
    Cost $1,078,671
      Market Value.......         --                  --
    Marsico Growth &
     Income Portfolio
    Shares 106,875
    Cost $1,430,541
      Market Value.......         --                  --
    Marsico Focused
     Equities Portfolio
    Shares 101,220
    Cost $1,365,837
      Market Value.......         --                  --
    High Yield Bond
     Portfolio
    Shares 134,263
    Cost $1,268,811
      Market Value.......         --                  --
    International Value
     Portfolio
    Shares 146,069
    Cost $1,254,089
      Market Value.......         --                  --
    MidCap Growth
     Portfolio
    Shares 68,231
    Cost $576,918
      Market Value.......         --                  --
  Investments in The
   Prudential Series
   Fund, Inc.:
    SP Jennison
     International Growth
     Portfolio
    Shares 291
    Cost $1,720
      Market Value.......        $    1,578           --
    Value Portfolio
    Shares 12,145
    Cost $230,805
      Market Value.......         --                $217,512
  Due from Hartford Life
   Insurance Company.....         --                   1,887
  Receivable from fund
   shares sold...........         --                  --
  Other assets...........         --                       3
                                 ----------         --------
  Total Assets...........             1,578          219,402
                                 ----------         --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         --                  --
  Payable for fund shares
   purchased.............         --                   1,887
  Other liabilities......         --                  --
                                 ----------         --------
  Total Liabilities......         --                   1,887
                                 ----------         --------
  Net Assets (variable
   annuity contract
   liabilities)..........        $    1,578         $217,515
                                 ==========         ========

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                        UNITS
                                       OWNED BY      UNITS       CONTRACT
                                     PARTICIPANTS    PRICE      LIABILITY
                                     ------------  ----------  ------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Hartford Money Market HLS Fund,
   Inc. -- Class IA 0.80%..........        6,585   $ 1.091492  $      7,188
  Hartford Money Market HLS Fund,
   Inc. -- Class IA 1.25%..........   12,340,617     1.091334    13,467,735
  Hartford Money Market HLS Fund,
   Inc. -- Class IA 1.40%..........      749,475     1.087246       814,864
  Hartford Money Market HLS Fund,
   Inc. -- Class IA 1.45%..........      541,961      1.08933       590,374
  Hartford Money Market HLS Fund,
   Inc. -- Class IA 1.50%..........   31,627,478     1.084525    34,300,791
  Hartford Money Market HLS Fund,
   Inc. -- Class IA 1.50%..........    1,182,504     1.032564     1,221,011
  Hartford Money Market HLS Fund,
   Inc. -- Class IA 1.60%..........      114,796     1.085242       124,582
  Hartford Money Market HLS Fund,
   Inc. -- Class IA 1.65%..........    1,466,738      1.08087     1,585,353
  Hartford Money Market HLS Fund,
   Inc. -- Class IA 1.65%..........    3,568,697     1.030636     3,678,028
  Hartford Money Market HLS Fund,
   Inc. -- Class IA 1.85%..........      520,319     1.078884       561,364
  Hartford Money Market HLS Fund,
   Inc. -- Class IB 1.25%..........    2,173,928     1.134057     2,465,358
  Hartford Money Market HLS Fund,
   Inc. -- Class IB 1.40%..........       63,833     1.130599        72,170
  Hartford Money Market HLS Fund,
   Inc. -- Class IB 1.45%..........       48,953     1.131975        55,414
  Hartford Money Market HLS Fund,
   Inc. -- Class IB 1.50%..........    2,172,054     1.007799     2,188,994
  Hartford Money Market HLS Fund,
   Inc. -- Class IB 1.65%..........       62,214     1.006796        62,636
  Hartford Money Market HLS Fund,
   Inc. -- Class IB 1.70%..........    1,027,367     1.006435     1,033,978
  Hartford Money Market HLS Fund,
   Inc. -- Class IB 1.85%..........      846,534     1.005429       851,130
  American Funds Asset Allocation
   Fund 1.25%......................      891,386      9.97528     8,891,824
  American Funds Asset Allocation
   Fund 1.40%......................      155,980     9.937913     1,550,112
  American Funds Asset Allocation
   Fund 1.45%......................       90,082     9.956915       896,940
  American Funds Asset Allocation
   Fund 1.50%......................      580,547      9.91309     5,755,017
  American Funds Asset Allocation
   Fund 1.50%......................      174,565    10.151775     1,772,144
  American Funds Asset Allocation
   Fund 1.60%......................       30,615     9.919618       303,693
  American Funds Asset Allocation
   Fund 1.65%......................       54,295     9.879693       536,421
  American Funds Asset Allocation
   Fund 1.65%......................       66,037     10.13282       669,139
  American Funds Asset Allocation
   Fund 1.85%......................       66,383     9.861497       654,638
  American Funds Bond Fund 1.25%...    1,028,906    11.158333    11,480,874
  American Funds Bond Fund 1.40%...      195,910    11.116527     2,177,842
  American Funds Bond Fund 1.45%...       44,712    11.137807       497,996
  American Funds Bond Fund 1.50%...      751,934    11.088761     8,338,019
  American Funds Bond Fund 1.50%...      133,702    10.714589     1,432,566
  American Funds Bond Fund 1.60%...       88,724    11.096087       984,488
  American Funds Bond Fund 1.65%...      108,160    11.051434     1,195,324
  American Funds Bond Fund 1.65%...       96,187    10.694602     1,028,682
  American Funds Bond Fund 1.85%...      127,876    11.031113     1,410,614
  American Funds Global Growth Fund
   0.80%...........................          120     9.380782         1,130
  American Funds Global Growth Fund
   1.25%...........................      893,028     9.460575     8,448,555
  American Funds Global Growth Fund
   1.40%...........................      187,748     9.425124     1,769,546
  American Funds Global Growth Fund
   1.45%...........................       50,977     9.443128       481,378
  American Funds Global Growth Fund
   1.50%...........................      492,955     9.401549     4,634,543
  American Funds Global Growth Fund
   1.50%...........................       40,655     7.332824       298,118
  American Funds Global Growth Fund
   1.60%...........................        4,574     9.407735        43,027
  American Funds Global Growth Fund
   1.65%...........................       56,282     9.369862       527,352
  American Funds Global Growth Fund
   1.65%...........................       48,468     7.319086       354,743
  American Funds Global Growth Fund
   1.85%...........................       48,387     9.352564       452,539
  American Funds Global Small Cap
   Fund 1.25%......................      361,316     9.750312     3,522,940
  American Funds Global Small Cap
   Fund 1.40%......................       96,446     9.713755       936,849
  American Funds Global Small Cap
   Fund 1.45%......................        8,907      9.73231        86,687
  American Funds Global Small Cap
   Fund 1.50%......................      275,635     9.689458     2,670,755
  American Funds Global Small Cap
   Fund 1.50%......................        6,077      7.18888        43,685
  American Funds Global Small Cap
   Fund 1.60%......................        5,343     9.695815        51,806

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                        UNITS
                                       OWNED BY      UNITS       CONTRACT
                                     PARTICIPANTS    PRICE      LIABILITY
                                     ------------  ----------  ------------
  American Funds Global Small Cap
   Fund 1.65%......................       36,045   $ 9.656765  $    348,077
  American Funds Global Small Cap
   Fund 1.65%......................          969     7.175406         6,956
  American Funds Global Small Cap
   Fund 1.85%......................       13,586     9.638932       130,954
  American Funds Growth Fund
   0.80%...........................        2,195     10.79387        23,691
  American Funds Growth Fund
   0.95%...........................           12    10.758041           127
  American Funds Growth Fund
   1.25%...........................    4,448,628    10.407808    46,300,462
  American Funds Growth Fund
   1.40%...........................      858,226    10.368787     8,898,761
  American Funds Growth Fund
   1.45%...........................      291,734    10.388595     3,030,710
  American Funds Growth Fund
   1.50%...........................    3,157,352    10.342858    32,656,043
  American Funds Growth Fund
   1.50%...........................      507,632      7.22696     3,668,636
  American Funds Growth Fund
   1.60%...........................      138,732    10.349637     1,435,824
  American Funds Growth Fund
   1.65%...........................      371,940    10.307969     3,833,950
  American Funds Growth Fund
   1.65%...........................      472,067     7.213436     3,405,225
  American Funds Growth Fund
   1.85%...........................      294,561    10.288947     3,030,719
  American Funds Growth-Income Fund
   0.80%...........................        1,947    11.588474        22,557
  American Funds Growth-Income Fund
   0.95%...........................           11    11.550053           124
  American Funds Growth-Income Fund
   1.25%...........................    4,937,792    10.325741    50,986,358
  American Funds Growth-Income Fund
   1.40%...........................      783,984    10.287055     8,064,883
  American Funds Growth-Income Fund
   1.45%...........................      389,938    10.306735     4,018,987
  American Funds Growth-Income Fund
   1.50%...........................    3,392,908    10.261367    34,815,869
  American Funds Growth-Income Fund
   1.50%...........................      259,596    10.420482     2,705,111
  American Funds Growth-Income Fund
   1.60%...........................      283,886    10.268111     2,914,972
  American Funds Growth-Income Fund
   1.65%...........................      405,045    10.226775     4,142,309
  American Funds Growth-Income Fund
   1.65%...........................      266,173    10.401001     2,768,464
  American Funds Growth-Income Fund
   1.85%...........................      402,520    10.207943     4,108,905
  American Funds International Fund
   0.80%...........................          391     8.453967         3,305
  American Funds International Fund
   1.25%...........................    1,168,225     8.902426    10,400,040
  American Funds International Fund
   1.40%...........................      183,510     8.869055     1,627,563
  American Funds International Fund
   1.45%...........................      102,434     8.886008       910,229
  American Funds International Fund
   1.50%...........................    1,361,615     8.846886    12,046,055
  American Funds International Fund
   1.50%...........................       47,833     6.776811       324,157
  American Funds International Fund
   1.60%...........................        8,459     8.852697        74,882
  American Funds International Fund
   1.65%...........................      117,411      8.81706     1,035,216
  American Funds International Fund
   1.65%...........................       55,266     6.764125       373,825
  American Funds International Fund
   1.85%...........................       62,368     8.800789       548,888
  American Funds New World Fund
   1.25%...........................      208,197     9.481613     1,974,042
  American Funds New World Fund
   1.40%...........................       40,093     9.446091       378,723
  American Funds New World Fund
   1.45%...........................          666     9.464137         6,300
  American Funds New World Fund
   1.50%...........................      101,485     9.422472       956,237
  American Funds New World Fund
   1.50%...........................        3,433     8.922067        30,625
  American Funds New World Fund
   1.60%...........................        1,117     9.428684        10,531
  American Funds New World Fund
   1.65%...........................        4,216     9.390711        39,592
  American Funds New World Fund
   1.65%...........................       10,621     8.905373        94,583
  American Funds New World Fund
   1.85%...........................        3,864     9.373399        36,219
  Franklin Real Estate Fund
   1.25%...........................       88,039    12.205308     1,074,540
  Franklin Real Estate Fund
   1.40%...........................       37,767    12.159597       459,226
  Franklin Real Estate Fund
   1.45%...........................       19,442    12.182845       236,854
  Franklin Real Estate Fund
   1.50%...........................       76,541    12.129206       928,379
  Franklin Real Estate Fund
   1.50%...........................       20,694    11.112871       229,973
  Franklin Real Estate Fund
   1.60%...........................        4,052    12.137224        49,175
  Franklin Real Estate Fund
   1.65%...........................        7,113     12.08837        85,989
  Franklin Real Estate Fund
   1.65%...........................       22,201    11.092112       246,253

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                        UNITS
                                       OWNED BY      UNITS       CONTRACT
                                     PARTICIPANTS    PRICE      LIABILITY
                                     ------------  ----------  ------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD -- (CONTINUED)
  Franklin Real Estate Fund
   1.85%...........................        8,895   $12.066122  $    107,329
  Franklin Small Cap Fund 0.80%....          102    11.193018         1,137
  Franklin Small Cap Fund 1.25%....      638,914    11.700482     7,475,606
  Franklin Small Cap Fund 1.40%....      130,290    11.656626     1,518,746
  Franklin Small Cap Fund 1.45%....       14,051    11.678898       164,101
  Franklin Small Cap Fund 1.50%....      371,007    11.627462     4,313,869
  Franklin Small Cap Fund 1.50%....       40,014     6.761826       270,567
  Franklin Small Cap Fund 1.60%....        6,110    11.635118        71,092
  Franklin Small Cap Fund 1.65%....       58,547    11.588254       678,462
  Franklin Small Cap Fund 1.65%....       39,460     6.749167       266,320
  Franklin Small Cap Fund 1.85%....       17,907     11.56688       207,129
  Mutual Shares Securities Fund
   0.80%...........................           89    12.870679         1,152
  Mutual Shares Securities Fund
   1.25%...........................      726,827    11.547491     8,393,029
  Mutual Shares Securities Fund
   1.40%...........................      150,325    11.504242     1,729,371
  Mutual Shares Securities Fund
   1.45%...........................       90,438    11.526233     1,042,410
  Mutual Shares Securities Fund
   1.50%...........................      408,885    11.475505     4,692,160
  Mutual Shares Securities Fund
   1.50%...........................      107,260    11.038879     1,184,034
  Mutual Shares Securities Fund
   1.60%...........................       18,879    11.483068       216,787
  Mutual Shares Securities Fund
   1.65%...........................       46,485    11.436846       531,641
  Mutual Shares Securities Fund
   1.65%...........................       24,534    11.018277       270,318
  Mutual Shares Securities Fund
   1.85%...........................       46,888    11.415795       535,263
  Franklin Strategic Income
   Securities Fund 1.25%...........      193,158    10.866369     2,098,930
  Franklin Strategic Income
   Securities Fund 1.40%...........       62,690    10.825671       678,660
  Franklin Strategic Income
   Securities Fund 1.45%...........        7,140    10.846373        77,445
  Franklin Strategic Income
   Securities Fund 1.50%...........      143,499     10.79864     1,549,599
  Franklin Strategic Income
   Securities Fund 1.50%...........       16,089    10.399883       167,323
  Franklin Strategic Income
   Securities Fund 1.60%...........        3,999    10.805746        43,211
  Franklin Strategic Income
   Securities Fund 1.65%...........        5,297    10.762253        57,005
  Franklin Strategic Income
   Securities Fund 1.65%...........       19,171    10.380469       199,001
  Franklin Strategic Income
   Securities Fund 1.85%...........        6,744    10.742457        72,450
  MFS Capital Opportunities Series
   0.95%...........................           14     9.316962           126
  MFS Capital Opportunities Series
   1.25%...........................      938,874     8.758679     8,223,294
  MFS Capital Opportunities Series
   1.40%...........................      187,855     8.725841     1,639,189
  MFS Capital Opportunities Series
   1.45%...........................       79,189     8.742524       692,309
  MFS Capital Opportunities Series
   1.50%...........................      503,372     8.704015     4,381,354
  MFS Capital Opportunities Series
   1.50%...........................       69,679     6.606164       460,311
  MFS Capital Opportunities Series
   1.60%...........................       26,575     8.709742       231,463
  MFS Capital Opportunities Series
   1.65%...........................       45,895     8.674665       398,124
  MFS Capital Opportunities Series
   1.65%...........................       74,799     6.593786       493,207
  MFS Capital Opportunities Series
   1.85%...........................       21,186     8.658657       183,439
  MFS Emerging Growth Series
   1.25%...........................    1,242,368     8.018392     9,961,796
  MFS Emerging Growth Series
   1.40%...........................      167,476     7.988323     1,337,850
  MFS Emerging Growth Series
   1.45%...........................       19,977     8.003593       159,891
  MFS Emerging Growth Series
   1.50%...........................      713,310     7.968344     5,683,900
  MFS Emerging Growth Series
   1.50%...........................       19,567     5.321449       104,127
  MFS Emerging Growth Series
   1.60%...........................       11,345     7.973588        90,461
  MFS Emerging Growth Series
   1.65%...........................      118,085     7.941474       937,773
  MFS Emerging Growth Series
   1.65%...........................       27,514     5.311474       146,140
  MFS Emerging Growth Series
   1.85%...........................       19,276     7.926819       152,798
  MFS Global Equity Series 1.25%...       62,809     9.437039       592,730
  MFS Global Equity Series 1.40%...       14,535      9.40168       136,657

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                        UNITS
                                       OWNED BY      UNITS       CONTRACT
                                     PARTICIPANTS    PRICE      LIABILITY
                                     ------------  ----------  ------------
  MFS Global Equity Series 1.45%...           94   $ 9.419653  $        882
  MFS Global Equity Series 1.50%...       24,045     9.378187       225,498
  MFS Global Equity Series 1.50%...        1,400      8.51484        11,918
  MFS Global Equity Series 1.60%...          457     9.384368         4,291
  MFS Global Equity Series 1.65%...        3,406     9.346588        31,838
  MFS Global Equity Series 1.65%...        1,132      8.49893         9,617
  MFS Global Equity Series 1.85%...          220      9.32937         2,057
  MFS Investors Growth Stock Series
   0.95%...........................           14     8.683925           124
  MFS Investors Growth Stock Series
   1.25%...........................    1,128,656     8.316955     9,386,978
  MFS Investors Growth Stock Series
   1.40%...........................      170,288     8.285788     1,410,971
  MFS Investors Growth Stock Series
   1.45%...........................       33,090     8.301618       274,701
  MFS Investors Growth Stock Series
   1.50%...........................      617,924     8.265073     5,107,185
  MFS Investors Growth Stock Series
   1.50%...........................       60,230     6.501354       391,578
  MFS Investors Growth Stock Series
   1.60%...........................       10,186     8.270508        84,241
  MFS Investors Growth Stock Series
   1.65%...........................       53,492      8.23721       440,626
  MFS Investors Growth Stock Series
   1.65%...........................       69,861     6.489192       453,339
  MFS Investors Growth Stock Series
   1.85%...........................       19,825     8.222021       163,005
  MFS Investors Trust Series
   1.25%...........................      959,745     8.130073     7,802,794
  MFS Investors Trust Series
   1.40%...........................      198,122     8.099609     1,604,713
  MFS Investors Trust Series
   1.45%...........................       39,826     8.115103       323,190
  MFS Investors Trust Series
   1.50%...........................      429,873     8.079375     3,473,103
  MFS Investors Trust Series
   1.50%...........................       32,636      8.01106       261,451
  MFS Investors Trust Series
   1.60%...........................       10,522     8.084687        85,066
  MFS Investors Trust Series
   1.65%...........................       55,218     8.052146       444,619
  MFS Investors Trust Series
   1.65%...........................       41,564     7.996066       332,351
  MFS Investors Trust Series
   1.85%...........................       24,325     8.037315       195,508
  MFS High Income Series 1.25%.....      307,674     9.311731     2,864,980
  MFS High Income Series 1.40%.....       76,421     9.276848       708,944
  MFS High Income Series 1.45%.....        4,192      9.29461        38,962
  MFS High Income Series 1.50%.....      238,340     9.253663     2,205,516
  MFS High Income Series 1.50%.....       14,584     9.374171       136,715
  MFS High Income Series 1.60%.....       11,416     9.259778       105,714
  MFS High Income Series 1.65%.....       11,553     9.222504       106,548
  MFS High Income Series 1.65%.....       16,302     9.356653       152,534
  MFS High Income Series 1.85%.....        1,591     9.205533        14,648
  MFS New Discovery Series 1.25%...      330,350     12.97615     4,286,669
  MFS New Discovery Series 1.40%...       46,978    12.927505       607,313
  MFS New Discovery Series 1.45%...        7,201    12.952238        93,268
  MFS New Discovery Series 1.50%...      127,963    12.895195     1,650,113
  MFS New Discovery Series 1.50%...       21,081     8.551475       180,276
  MFS New Discovery Series 1.60%...        3,849    12.903685        49,667
  MFS New Discovery Series 1.65%...       28,364    12.851743       364,528
  MFS New Discovery Series 1.65%...        5,338     8.535482        45,559
  MFS New Discovery Series 1.85%...        2,337    12.828048        29,981
  MFS Total Return Series 0.80%....           96    11.807401         1,138
  MFS Total Return Series 1.25%....    1,068,829    10.970528    11,725,614
  MFS Total Return Series 1.40%....      125,828     10.92943     1,375,230
  MFS Total Return Series 1.45%....       90,056    10.950339       986,146
  MFS Total Return Series 1.50%....      587,692    10.902146     6,407,108
  MFS Total Return Series 1.50%....      135,634    10.348219     1,403,575
  MFS Total Return Series 1.60%....       30,712     10.90932       335,045
  MFS Total Return Series 1.65%....       58,855    10.865432       639,485

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                        UNITS
                                       OWNED BY      UNITS       CONTRACT
                                     PARTICIPANTS    PRICE      LIABILITY
                                     ------------  ----------  ------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD -- (CONTINUED)
  MFS Total Return Series 1.65%....       51,547   $10.328896  $    532,427
  MFS Total Return Series 1.85%....      105,226    10.845432     1,141,226
  Templeton Asset Strategy Fund
   1.25%...........................      142,846     9.521245     1,360,074
  Templeton Asset Strategy Fund
   1.40%...........................       72,955     9.485566       692,017
  Templeton Asset Strategy Fund
   1.45%...........................       14,819     9.503695       140,840
  Templeton Asset Strategy Fund
   1.50%...........................       64,127     9.461852       606,756
  Templeton Asset Strategy Fund
   1.50%...........................        2,928     8.957019        26,224
  Templeton Asset Strategy Fund
   1.60%...........................        1,061     9.468086        10,043
  Templeton Asset Strategy Fund
   1.65%...........................        4,767     9.429965        44,953
  Templeton Asset Strategy Fund
   1.65%...........................        1,160     8.940274        10,368
  Templeton Asset Strategy Fund
   1.85%...........................        3,161     9.412598        29,755
  Templeton International
   Securities Fund 1.25%...........      288,271     8.740011     2,519,495
  Templeton International
   Securities Fund 1.40%...........       60,698     8.707259       528,511
  Templeton International
   Securities Fund 1.45%...........        5,474     8.723911        47,757
  Templeton International
   Securities Fund 1.50%...........      384,245     8.685484     3,337,356
  Templeton International
   Securities Fund 1.50%...........       26,650     8.340359       222,269
  Templeton International
   Securities Fund 1.60%...........        2,648     8.691202        23,014
  Templeton International
   Securities Fund 1.65%...........       30,479     8.656198       263,834
  Templeton International
   Securities Fund 1.65%...........        7,823     8.324769        65,125
  Templeton International
   Securities Fund 1.85%...........        1,766     8.640238        15,258
  Templeton Developing Markets
   Securities Fund 1.25%...........       67,339     7.008039       471,911
  Templeton Developing Markets
   Securities Fund 1.40%...........       14,063     6.981743        98,184
  Templeton Developing Markets
   Securities Fund 1.45%...........       14,554     6.995114       101,805
  Templeton Developing Markets
   Securities Fund 1.50%...........       21,821     6.964274       151,964
  Templeton Developing Markets
   Securities Fund 1.50%...........        3,753     8.406617        31,549
  Templeton Developing Markets
   Securities Fund 1.60%...........          661     6.968868         4,607
  Templeton Developing Markets
   Securities Fund 1.65%...........        1,014     6.940776         7,038
  Templeton Developing Markets
   Securities Fund 1.65%...........          757     8.390896         6,353
  Templeton Developing Markets
   Securities Fund 1.85%...........          239     6.927973         1,653
  Templeton Growth Securities Fund
   1.25%...........................      266,440    10.340363     2,755,091
  Templeton Growth Securities Fund
   1.40%...........................       57,045    10.301638       587,659
  Templeton Growth Securities Fund
   1.45%...........................        7,309     10.32132        75,438
  Templeton Growth Securities Fund
   1.50%...........................      319,379    10.275885     3,281,899
  Templeton Growth Securities Fund
   1.50%...........................       10,624    10.174451       108,094
  Templeton Growth Securities Fund
   1.60%...........................        3,060    10.282664        31,468
  Templeton Growth Securities Fund
   1.65%...........................       13,750    10.241277       140,814
  Templeton Growth Securities Fund
   1.65%...........................       26,351     10.15545       267,610
  Templeton Growth Securities Fund
   1.85%...........................       13,545    10.222412       138,462
  Hartford Advisers HLS Fund,
   Inc. -- Class IB 1.25%..........    7,814,306      1.10773     8,656,141
  Hartford Advisers HLS Fund,
   Inc. -- Class IB 1.40%..........      318,834     1.104365       352,109
  Hartford Advisers HLS Fund,
   Inc. -- Class IB 1.45%..........       31,852     1.105696        35,218
  Hartford Advisers HLS Fund,
   Inc. -- Class IB 1.50%..........    4,973,726     0.951183     4,730,923
  Hartford Advisers HLS Fund,
   Inc. -- Class IB 1.60%..........       53,858     1.102336        59,370
  Hartford Advisers HLS Fund,
   Inc. -- Class IB 1.65%..........      126,020     0.950217       119,746
  Hartford Advisers HLS Fund,
   Inc. -- Class IB 1.70%..........      849,072     0.949905       806,537
  Hartford Advisers HLS Fund,
   Inc. -- Class IB 1.85%..........      324,094     0.948949       307,549
  Hartford Capital Appreciation HLS
   Fund, Inc. -- Class lB 1.25%....    6,456,851     1.391694     8,985,960
  Hartford Capital Appreciation HLS
   Fund, Inc. -- Class lB 1.40%....      465,958     1.387476       646,505
  Hartford Capital Appreciation HLS
   Fund, Inc. -- Class lB 1.45%....       33,122     1.389132        46,011
  Hartford Capital Appreciation HLS
   Fund, Inc. -- Class lB 1.50%....    4,494,733     0.880351     3,956,942
  Hartford Capital Appreciation HLS
   Fund, Inc. -- Class lB 1.60%....       37,609     1.384919        52,085

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                        UNITS
                                       OWNED BY      UNITS       CONTRACT
                                     PARTICIPANTS    PRICE      LIABILITY
                                     ------------  ----------  ------------
  Hartford Capital Appreciation HLS
   Fund, Inc. -- Class lB 1.65%....      193,865   $ 0.879466  $    170,498
  Hartford Capital Appreciation HLS
   Fund, Inc. -- Class lB 1.70%....      830,293     0.879168       729,967
  Hartford Capital Appreciation HLS
   Fund, Inc. -- Class lB 1.85%....      174,500      0.87829       153,261
  Hartford Bond HLS Fund, Inc. --
   Class IB 1.25%..................    1,109,349     1.193725     1,324,257
  Hartford Bond HLS Fund, Inc. --
   Class IB 1.40%..................      132,908     1.190105       158,175
  Hartford Bond HLS Fund, Inc. --
   Class IB 1.45%..................       18,582     1.191526        22,141
  Hartford Bond HLS Fund, Inc. --
   Class IB 1.50%..................    4,420,305     1.039692     4,595,756
  Hartford Bond HLS Fund, Inc. --
   Class IB 1.60%..................       46,149     1.187915        54,821
  Hartford Bond HLS Fund, Inc. --
   Class IB 1.65%..................      160,745     1.038651       166,958
  Hartford Bond HLS Fund, Inc. --
   Class IB 1.70%..................      990,240     1.038301     1,028,168
  Hartford Bond HLS Fund, Inc. --
   Class IB 1.85%..................      508,477      1.03726       527,422
  Hartford Dividend and Growth HLS
   Fund, Inc. -- Class IB 1.25%....    1,652,693     1.098868     1,816,091
  Hartford Dividend and Growth HLS
   Fund, Inc. -- Class IB 1.40%....       58,732     1.095504        64,341
  Hartford Dividend and Growth HLS
   Fund, Inc. -- Class IB 1.45%....       38,993     1.096848        42,769
  Hartford Dividend and Growth HLS
   Fund, Inc. -- Class IB 1.50%....    1,983,113     0.945594     1,875,219
  Hartford Dividend and Growth HLS
   Fund, Inc. -- Class IB 1.65%....       94,975     0.944647        89,718
  Hartford Dividend and Growth HLS
   Fund, Inc. -- Class IB 1.70%....      296,891     0.944329       280,363
  Hartford Dividend and Growth HLS
   Fund, Inc. -- Class IB 1.85%....      213,596     0.943379       201,502
  Hartford Global Health HLS Class
   IB 1.25%........................      461,055     1.472778       679,032
  Hartford Global Health HLS Class
   IB 1.40%........................      112,123     1.469093       164,719
  Hartford Global Health HLS Class
   IB 1.45%........................        2,054     1.470067         3,020
  Hartford Global Health HLS Class
   IB 1.60%........................        4,751     1.466397         6,966
  Hartford Global Technology HLS
   Class IB 1.25%..................    1,267,220     0.470834       596,650
  Hartford Global Technology HLS
   Class IB 1.40%..................      102,021     0.469646        47,914
  Hartford Global Technology HLS
   Class IB 1.45%..................        4,184     0.469962         1,966
  Hartford Growth and Income HLS
   Fund -- Class IB 1.25%..........      778,701     1.195619       931,030
  Hartford Growth and Income HLS
   Fund -- Class IB 1.40%..........       72,098     1.191975        85,939
  Hartford Growth and Income HLS
   Fund -- Class IB 1.60%..........        7,723     1.189781         9,188
  Hartford High Yield HLS Fund --
   Class IB 1.25%..................       72,545     1.075979        78,057
  Hartford High Yield HLS Fund --
   Class IB 1.40%..................       15,092     1.072706        16,190
  Hartford Global Leaders HLS Fund
   -- Class IB 1.25%...............    1,525,357     1.466613     2,237,108
  Hartford Global Leaders HLS Fund
   -- Class IB 1.40%...............      134,856     1.462158       197,180
  Hartford Global Leaders HLS Fund
   -- Class IB 1.45%...............          674     1.463915           986
  Hartford Index HLS Fund, Inc. --
   Class IB 1.25%..................      517,338     4.311139     2,230,314
  Hartford Index HLS Fund, Inc. --
   Class IB 1.40%..................       21,100     4.298029        90,689
  Hartford Index HLS Fund, Inc. --
   Class IB 1.45%..................        1,594     4.303187         6,861
  Hartford Global Advisers HLS
   Fund, Inc. -- Class lB 1.25%....      248,377     1.522857       378,243
  Hartford Global Advisers HLS
   Fund, Inc. -- Class lB 1.40%....       10,692     1.518229        16,234
  Hartford Global Advisers HLS
   Fund, Inc. -- Class lB 1.60%....        8,252     1.515441        12,505
  Hartford International
   Opportunities HLS Fund, Inc. --
   Class lB 1.25%..................    1,341,299     0.880594     1,181,140
  Hartford International
   Opportunities HLS Fund, Inc. --
   Class lB 1.40%..................       75,287     0.877916        66,096
  Hartford International
   Opportunities HLS Fund, Inc. --
   Class lB 1.50%..................      252,451     0.862089       217,635
  Hartford International
   Opportunities HLS Fund, Inc. --
   Class lB 1.65%..................        3,217     0.861221         2,771
  Hartford International
   Opportunities HLS Fund, Inc. --
   Class lB 1.70%..................       65,819     0.860931        56,666
  Hartford International
   Opportunities HLS Fund, Inc. --
   Class lB 1.85%..................       18,056     0.860063        15,529
  Hartford MidCap HLS Fund, Inc. --
   Class lB 1.25%..................    2,037,726     2.407352     4,905,524
  Hartford MidCap HLS Fund, Inc. --
   Class lB 1.40%..................      183,254     2.400026       439,815
  Hartford MidCap HLS Fund, Inc. --
   Class lB 1.60%..................        4,054      2.39561         9,711
  Hartford Mortgage Securities HLS
   Fund, Inc. -- Class IB 1.25%....      133,756     2.545922       340,533
  Hartford Mortgage Securities HLS
   Fund, Inc. -- Class IB 1.40%....       25,186     2.538212        63,928
  Hartford Mortgage Securities HLS
   Fund, Inc. -- Class IB 1.45%....        3,920     2.541242         9,963
  Hartford Small Company HLS Fund,
   Inc. -- Class IB 1.25%..........    1,261,358     1.143686     1,442,597

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                        UNITS
                                       OWNED BY      UNITS       CONTRACT
                                     PARTICIPANTS    PRICE      LIABILITY
                                     ------------  ----------  ------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD -- (CONTINUED)
  Hartford Small Company HLS Fund,
   Inc. -- Class IB 1.40%..........      150,871   $ 1.140208  $    172,024
  Hartford Small Company HLS Fund,
   Inc. -- Class IB 1.50%..........      425,680     0.938741       399,603
  Hartford Small Company HLS Fund,
   Inc. -- Class IB 1.65%..........       29,832     0.937799        27,976
  Hartford Small Company HLS Fund,
   Inc. -- Class IB 1.70%..........       94,291     0.937489        88,397
  Hartford Small Company HLS Fund,
   Inc. -- Class IB 1.85%..........        6,935     0.936544         6,495
  Hartford Stock HLS Fund, Inc. --
   Class IB 1.25%..................    6,823,699     1.061497     7,243,336
  Hartford Stock HLS Fund, Inc. --
   Class IB 1.40%..................      531,124     1.058258       562,067
  Hartford Stock HLS Fund, Inc. --
   Class IB 1.50%..................    2,168,054     0.895471     1,941,429
  Hartford Stock HLS Fund, Inc. --
   Class IB 1.65%..................      107,434     0.894568        96,107
  Hartford Stock HLS Fund, Inc. --
   Class IB 1.70%..................      607,486     0.894267       543,254
  Hartford Stock HLS Fund, Inc. --
   Class IB 1.85%..................      260,736     0.893374       232,935
  Prudential Jennison Portfolio
   1.25%...........................       56,113     6.281951       352,502
  Prudential Jennison Portfolio
   1.40%...........................       37,049     6.267566       232,207
  Prudential Jennison Portfolio
   1.45%...........................        1,414      6.27037         8,864
  Prudential Jennison Portfolio
   1.50%...........................      512,832      0.89513       459,052
  Prudential Jennison Portfolio
   1.55%...........................       14,824     0.894763        13,264
  Prudential Jennison Portfolio
   1.60%...........................        7,868     6.256004        49,221
  Prudential Jennison Portfolio
   1.65%...........................       20,141     0.894012        18,006
  Prudential Jennison Portfolio
   1.85%...........................      128,937     0.892526       115,080
  Prudential 20/20 Focus Portfolio
   1.25%...........................        5,605     9.549833        53,524
  Prudential 20/20 Focus Portfolio
   1.40%...........................        8,775     9.528004        83,605
  Prudential 20/20 Focus Portfolio
   1.45%...........................          101     9.532237           966
  Prudential 20/20 Focus Portfolio
   1.50%...........................       99,201     0.973423        96,564
  Prudential 20/20 Focus Portfolio
   1.55%...........................        9,407     0.973022         9,154
  Prudential 20/20 Focus Portfolio
   1.65%...........................        2,293     0.972196         2,229
  Prudential 20/20 Focus Portfolio
   1.85%...........................       31,300     0.970581        30,379
  Franklin Technology Securities
   Fund 1.25%......................      153,948     3.984026       613,333
  Franklin Technology Securities
   Fund 1.40%......................       22,658     3.976035        90,090
  Franklin Technology Securities
   Fund 1.45%......................       15,672     3.976667        62,324
  Franklin Technology Securities
   Fund 1.50%......................       45,056     3.970719       178,903
  Franklin Technology Securities
   Fund 1.50%......................        9,785     4.414246        43,193
  Franklin Technology Securities
   Fund 1.60%......................       11,140     3.968687        44,211
  Franklin Technology Securities
   Fund 1.65%......................       15,301     3.962751        60,636
  Franklin Technology Securities
   Fund 1.65%......................       22,960      4.40597       101,161
  Franklin Technology Securities
   Fund 1.85%......................       10,639     3.955422        42,083
  MFS Mid Cap Growth Series
   1.25%...........................      465,389      6.93196     3,226,060
  MFS Mid Cap Growth Series
   1.40%...........................       59,006     6.918112       408,209
  MFS Mid Cap Growth Series
   1.45%...........................       37,258     6.919178       257,796
  MFS Mid Cap Growth Series
   1.50%...........................      200,163     6.908881     1,382,900
  MFS Mid Cap Growth Series
   1.50%...........................       44,619     7.465873       333,117
  MFS Mid Cap Growth Series
   1.60%...........................       23,843     6.905354       164,645
  MFS Mid Cap Growth Series
   1.65%...........................       43,898     6.895073       302,681
  MFS Mid Cap Growth Series
   1.65%...........................       55,851     7.451892       416,197
  MFS Mid Cap Growth Series
   1.85%...........................       47,918     6.882349       329,789
  Merrill Lynch Large Cap Growth
   Focus Fund 1.25%................        1,962     8.189183        16,067
  Salomon Capital Fund 1.25%.......    2,414,808     1.201314     2,900,942
  Salomon Capital Fund 1.40%.......      152,513     1.197672       182,661
  Salomon Capital Fund 1.45%.......       36,388     1.199106        43,633
  Salomon High Yield Fund 1.25%....      178,520     1.027701       183,465
  Salomon Investors Fund 1.25%.....      712,900     1.097884       782,681
  Salomon Investors Fund 1.40%.....       13,508     1.094547        14,785

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                        UNITS
                                       OWNED BY      UNITS       CONTRACT
                                     PARTICIPANTS    PRICE      LIABILITY
                                     ------------  ----------  ------------
  Salomon Investors Fund 1.45%.....        8,268   $ 1.095853  $      9,060
  Salomon Total Return Fund
   1.25%...........................      252,563     1.048591       264,836
  Salomon Total Return Fund
   1.40%...........................       46,362     1.045416        48,468
  Salomon Total Return Fund
   1.60%...........................       58,785     1.043491        61,342
  AIM V.I. Aggressive Growth Fund
   1.25%...........................       47,821     1.180687        56,461
  AIM V.I. Aggressive Growth Fund
   1.50%...........................        8,179     1.179861         9,651
  AIM V.I. Aggressive Growth Fund
   1.55%...........................       43,195     1.179704        50,958
  AIM V.I. Aggressive Growth Fund
   1.60%...........................       34,026     1.179534        40,135
  AIM V.I. Aggressive Growth Fund
   1.65%...........................       17,007     1.179373        20,057
  AIM V.I. Aggressive Growth Fund
   1.85%...........................          345     1.178713           407
  AIM V.I. Basic Value Fund
   1.25%...........................      458,044      1.17096       536,352
  AIM V.I. Basic Value Fund
   1.40%...........................       12,224     1.170466        14,308
  AIM V.I. Basic Value Fund
   1.45%...........................      357,358     1.170311       418,220
  AIM V.I. Basic Value Fund
   1.50%...........................      232,435     1.170141       271,982
  AIM V.I. Basic Value Fund
   1.55%...........................      162,439      1.16998       190,051
  AIM V.I. Basic Value Fund
   1.60%...........................       99,469     1.169816       116,361
  AIM V.I. Basic Value Fund
   1.65%...........................       42,080     1.169653        49,219
  AIM V.I. Basic Value Fund
   1.70%...........................      150,053     1.169491       175,486
  AIM V.I. Basic Value Fund
   1.85%...........................       97,071     1.169003       113,476
  AIM V.I. Blue Chip Fund 1.25%....      150,346     1.190472       178,983
  AIM V.I. Blue Chip Fund 1.45%....       10,471     1.189808        12,458
  AIM V.I. Blue Chip Fund 1.50%....      465,439     1.189641       553,705
  AIM V.I. Blue Chip Fund 1.55%....       52,453     1.189479        62,392
  AIM V.I. Blue Chip Fund 1.60%....       41,373     1.189312        49,205
  AIM V.I. Blue Chip Fund 1.70%....      156,357     1.188979       185,905
  AIM V.I. Blue Chip Fund 1.85%....          362     1.188482           431
  AIM V.I. Dent Demographic Trends
   Fund 1.25%......................       11,288     1.288945        14,549
  AIM V.I. Dent Demographic Trends
   Fund 1.40%......................        1,940     1.288406         2,500
  AIM V.I. Dent Demographic Trends
   Fund 1.50%......................       28,459     1.288046        36,656
  AIM V.I. Dent Demographic Trends
   Fund 1.55%......................        9,006     1.287866        11,599
  AIM V.I. Dent Demographic Trends
   Fund 1.70%......................       57,043     1.287331        73,434
  AIM V.I. Dent Demographic Trends
   Fund 1.85%......................          354     1.286794           456
  AIM V.I. Government Securities
   Fund 1.25%......................      294,975     0.999945       294,959
  AIM V.I. Government Securities
   Fund 1.40%......................        2,248     0.999524         2,247
  AIM V.I. Government Securities
   Fund 1.45%......................       49,043     0.999384        49,013
  AIM V.I. Government Securities
   Fund 1.50%......................      126,033     0.999245       125,938
  AIM V.I. Government Securities
   Fund 1.55%......................      131,536     0.999105       131,419
  AIM V.I. Government Securities
   Fund 1.60%......................       20,887     0.998966        20,866
  AIM V.I. Government Securities
   Fund 1.65%......................       40,766     0.998829        40,719
  AIM V.I. Government Securities
   Fund 1.70%......................       84,629     0.998688        84,518
  AIM V.I. Government Securities
   Fund 1.85%......................        9,892     0.998268         9,875
  AIM V.I. International Equity
   Fund 1.25%......................        4,491     1.100962         4,945
  AIM V.I. International Equity
   Fund 1.55%......................        7,407     1.100041         8,148
  AIM V.I. International Equity
   Fund 1.65%......................        6,375     1.099736         7,010
  AIM V.I. MidCap Equity Fund
   1.25%...........................      150,846      1.15246       173,844
  AIM V.I. MidCap Equity Fund
   1.45%...........................      125,765     1.151813       144,858
  AIM V.I. MidCap Equity Fund
   1.50%...........................       61,848     1.151654        71,228
  AIM V.I. MidCap Equity Fund
   1.55%...........................       31,371     1.151495        36,123
  AIM V.I. MidCap Equity Fund
   1.60%...........................       27,997     1.151335        32,234
  AIM V.I. MidCap Equity Fund
   1.65%...........................        9,871     1.151171        11,363
  AIM V.I. MidCap Equity Fund
   1.70%...........................      169,532     1.151009       195,133
  AIM V.I. MidCap Equity Fund
   1.85%...........................       52,155      1.15053        60,006

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                        UNITS
                                       OWNED BY      UNITS       CONTRACT
                                     PARTICIPANTS    PRICE      LIABILITY
                                     ------------  ----------  ------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD -- (CONTINUED)
  AIM VI Capital Appreciation Fund
   1.25%...........................      126,447   $ 1.254982  $    158,688
  AIM VI Capital Appreciation Fund
   1.40%...........................        1,067     1.254461         1,338
  AIM VI Capital Appreciation Fund
   1.45%...........................      224,296     1.254285       281,331
  AIM VI Capital Appreciation Fund
   1.50%...........................      222,452     1.254106       278,978
  AIM VI Capital Appreciation Fund
   1.50%...........................      172,369     0.865114       149,119
  AIM VI Capital Appreciation Fund
   1.55%...........................       83,200     1.253937       104,328
  AIM VI Capital Appreciation Fund
   1.60%...........................        1,000     1.253762         1,254
  AIM VI Capital Appreciation Fund
   1.65%...........................       16,374     0.864238        14,151
  AIM VI Capital Appreciation Fund
   1.70%...........................      377,470     1.253412       473,126
  AIM VI Capital Appreciation Fund
   1.70%...........................        9,944      0.86395         8,592
  AIM VI Capital Appreciation Fund
   1.85%...........................       22,375     0.863085        19,311
  AIM VI High Yield Fund 1.50%.....       94,342     0.942259        88,895
  AIM VI High Yield Fund 1.65%.....        5,583     0.941314         5,255
  AIM VI High Yield Fund 1.70%.....       42,125     0.941003        39,640
  AIM VI High Yield Fund 1.85%.....       97,924     0.940051        92,054
  AIM VI Value Fund 1.25%..........      161,484     1.167129       188,473
  AIM VI Value Fund 1.40%..........          873     1.166641         1,018
  AIM VI Value Fund 1.45%..........          818     1.166483           954
  AIM VI Value Fund 1.50%..........      727,920      0.88324       642,928
  AIM VI Value Fund 1.50%..........       26,514     1.166314        30,924
  AIM VI Value Fund 1.55%..........        7,346     1.166154         8,566
  AIM VI Value Fund 1.60%..........        7,433     1.165996         8,667
  AIM VI Value Fund 1.65%..........          497     0.882347           438
  AIM VI Value Fund 1.70%..........      312,109     0.882055       275,297
  AIM VI Value Fund 1.70%..........       50,508     1.165668        58,875
  AIM VI Value Fund 1.85%..........       97,812     0.881166        86,189
  AIM VI Value Fund 1.85%..........        1,044     1.165178         1,216
  American Funds Blue Chip Income
   and Growth Fund 1.25%...........    1,258,038     0.939729     1,182,215
  American Funds Blue Chip Income
   and Growth Fund 1.40%...........      113,359     0.939032       106,447
  American Funds Blue Chip Income
   and Growth Fund 1.45%...........      672,409     0.938808       631,262
  American Funds Blue Chip Income
   and Growth Fund 1.50%...........    1,021,822     0.938575       959,057
  American Funds Blue Chip Income
   and Growth Fund 1.55%...........      491,638     0.938344       461,326
  American Funds Blue Chip Income
   and Growth Fund 1.60%...........      123,632     0.938113       115,981
  American Funds Blue Chip Income
   and Growth Fund 1.65%...........       67,924     0.937873        63,704
  American Funds Blue Chip Income
   and Growth Fund 1.70%...........      670,478      0.93765       628,674
  American Funds Blue Chip Income
   and Growth Fund 1.85%...........      524,336     0.936956       491,280
  Hartford Focus HLS Fund, Inc. --
   Class IB 1.40%..................           50     1.028346            52
  Hartford Global Communications
   HLS Fund, Inc. -- Class IB
   1.40%...........................        1,157     0.708772           820
  Hartford Global Financial
   Services HLS Fund, Inc. -- Class
   IB 1.40%........................       25,195     0.949496        23,923
  Hartford International Capital
   Appreciation HLS Fund, Inc. --
   Class I 1.40%...................        1,150     0.852561           981
  Hartford MidCap Value HLS Fund,
   Inc. -- Class IB 1.40%..........       57,533     0.989394        56,923
  Hartford MidCap Value HLS Fund,
   Inc. -- Class IB 1.55%..........       11,556     0.988404        11,422
  Hartford Value HLS Fund, Inc. --
   Class IB 1.40%..................       11,538     0.998015        11,515
  Hartford Value HLS Fund, Inc. --
   Class IB 1.55%..................       21,029     0.997022        20,966
  Hartford Value HLS Fund, Inc. --
   Class IB 1.60%..................        1,769     0.996687         1,764
  Nations Asset Allocation
   Portfolio 1.50%.................    1,121,992       0.9411     1,055,907
  Nations Asset Allocation
   Portfolio 1.65%.................       26,597     0.940163        25,005
  Nations Asset Allocation
   Portfolio 1.70%.................      262,719     0.939834       246,912
  Nations Asset Allocation
   Portfolio 1.85%.................       18,885     0.938905        17,731
  Nations Marsico 21st Century
   Portfolio 1.50%.................      438,395     0.873508       382,942
  Nations Marsico 21st Century
   Portfolio 1.65%.................        6,986     0.872635         6,097

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                        UNITS
                                       OWNED BY      UNITS       CONTRACT
                                     PARTICIPANTS    PRICE      LIABILITY
                                     ------------  ----------  ------------
  Nations Marsico 21st Century
   Portfolio 1.70%.................       69,290   $  0.87235  $     60,445
  Nations Marsico 21st Century
   Portfolio 1.85%.................       47,770     0.871467        41,630
  Nations International
   Opportunities Portfolio 1.50%...       82,394     0.877109        72,268
  Nations International
   Opportunities Portfolio 1.70%...       43,920     0.875944        38,472
  Nations International
   Opportunities Portfolio 1.85%...        3,807     0.875059         3,332
  Nations Capital Growth Portfolio
   1.50%...........................      123,079      0.89197       109,782
  Nations Capital Growth Portfolio
   1.70%...........................       12,958     0.890775        11,543
  Nations Capital Growth Portfolio
   1.85%...........................       31,046     0.889881        27,627
  Nations Small Company Portfolio
   1.50%...........................      477,133     1.013551       483,599
  Nations Small Company Portfolio
   1.65%...........................       13,284     1.012533        13,451
  Nations Small Company Portfolio
   1.70%...........................       69,026     1.012192        69,867
  Nations Small Company Portfolio
   1.85%...........................      104,846     1.011177       106,018
  Nations Value Portfolio 1.50%....      768,414     0.939108       721,623
  Nations Value Portfolio 1.65%....       47,543     0.938167        44,603
  Nations Value Portfolio 1.70%....      210,641     0.937848       197,550
  Nations Value Portfolio 1.85%....      138,221     0.936903       129,500
  Nations Marsico Growth & Income
   Portfolio 1.50%.................    1,141,614      0.89308     1,019,553
  Nations Marsico Growth & Income
   Portfolio 1.65%.................       30,313     0.892175        27,045
  Nations Marsico Growth & Income
   Portfolio 1.70%.................      209,315     0.891878       186,683
  Nations Marsico Growth & Income
   Portfolio 1.85%.................      229,179      0.89098       204,193
  Nations Marsico Focused Equities
   Portfolio 1.50%.................    1,103,136     0.908095     1,001,753
  Nations Marsico Focused Equities
   Portfolio 1.65%.................       33,136     0.907179        30,060
  Nations Marsico Focused Equities
   Portfolio 1.70%.................      210,242     0.906881       190,665
  Nations Marsico Focused Equities
   Portfolio 1.85%.................      148,877      0.90597       134,878
  Nations High Yield Portfolio
   1.50%...........................      734,885      1.00906       741,543
  Nations High Yield Portfolio
   1.65%...........................       40,818     1.008049        41,146
  Nations High Yield Portfolio
   1.70%...........................      200,079     1.007712       201,622
  Nations High Yield Portfolio
   1.85%...........................      205,220     1.006706       206,597
  Nations International Value
   Portfolio 1.50%.................      923,076      0.88265       814,753
  Nations International Value
   Portfolio 1.65%.................       73,520     0.881759        64,827
  Nations International Value
   Portfolio 1.70%.................      276,881     0.881469       244,062
  Nations International Value
   Portfolio 1.85%.................      117,357     0.880584       103,343
  Nations MidCap Growth Portfolio
   1.50%...........................      637,623     0.834444       532,061
  Nations MidCap Growth Portfolio
   1.65%...........................        2,962     0.833601         2,469
  Nations MidCap Growth Portfolio
   1.70%...........................       47,156     0.833326        39,296
  Nations MidCap Growth Portfolio
   1.85%...........................        2,453     0.832491         2,042
  Prudential Jennison International
   Growth Portfolio 1.40%..........        2,135     0.739101         1,578
  Prudential Value Portfolio
   1.40%...........................        3,254     0.941945         3,065
  Prudential Value Portfolio
   1.55%...........................        6,297     0.941001         5,925
  Prudential Value Portfolio
   1.65%...........................      180,429     0.940368       169,669
  Prudential Value Portfolio
   1.70%...........................       13,550     0.940053        12,737
  Prudential Value Portfolio
   1.80%...........................        3,990     0.939426         3,748
  Prudential Value Portfolio
   2.00%...........................       23,844     0.938166        22,370
                                                               ------------
  SUB-TOTAL........................                             662,432,025
                                                               ------------

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                        UNITS
                                       OWNED BY      UNITS       CONTRACT
                                     PARTICIPANTS    PRICE      LIABILITY
                                     ------------  ----------  ------------
DEFERRED ANNUITY CONTRACTS IN THE
 ANNUITIZATION PERIOD:
  American Funds Global Small Cap
   Fund 1.25%......................        1,963   $ 9.750312  $     19,135
  American Funds Growth-Income Fund
   1.25%...........................       33,200    10.325741       342,820
  American Funds Growth Fund
   1.25%...........................       23,503    10.407808       244,612
  American Funds International Fund
   1.25%...........................        3,025     8.902426        26,931
  Franklin Small Cap Fund 1.25%....          161    11.700482         1,886
  Hartford Advisers HLS Fund, Inc.
   -- Class IB 1.25%...............       11,323      1.10773        12,543
  Hartford Capital Appreciation HLS
   Fund, Inc. -- Class lB 1.25%....        3,081     1.391694         4,287
  Hartford International
   Opportunities HLS Fund, Inc. --
   Class lB 1.25%..................        3,665     0.880594         3,227
  MFS Capital Opportunities Series
   1.25%...........................          200     8.758679         1,748
  MFS Investors Growth Stock Series
   1.25%...........................          527     8.316955         4,386
  MFS Mid Cap Growth Series
   1.25%...........................          268      6.93196         1,859
  MFS Total Return Series 1.25%....          581    10.970528         6,369
  Templeton International
   Securities Fund 1.25%...........          241     8.740011         2,106
                                                               ------------
  SUB-TOTAL........................                                 671,909
                                                               ------------
GRAND TOTAL:.......................                            $663,103,934
                                                               ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                      [This page intentionally left blank]

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                             HARTFORD    AMERICAN FUNDS                                         AMERICAN FUNDS
                           MONEY MARKET       ASSET       AMERICAN FUNDS    AMERICAN FUNDS       GLOBAL SMALL
                             HLS FUND    ALLOCATION FUND    BOND FUND     GLOBAL GROWTH FUND  CAPITALIZATION FUND
                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
                           ------------  ---------------  --------------  ------------------  -------------------
INVESTMENT INCOME:
  Dividends..............   $1,380,825     $   438,786      $ 862,071        $   109,141          $    58,685
EXPENSES:
  Mortality and expense
   undertakings..........     (598,639)       (182,146)      (246,553)          (214,296)            (104,408)
                            ----------     -----------      ---------        -----------          -----------
    Net investment income
     (loss)..............      782,186         256,640        615,518           (105,155)             (45,723)
                            ----------     -----------      ---------        -----------          -----------
CAPITAL GAINS INCOME.....          428         728,725        --               1,338,204              465,642
                            ----------     -----------      ---------        -----------          -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --              (10,540)           498            229,669              416,073
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --             (992,669)       295,484         (3,664,997)          (1,351,464)
                            ----------     -----------      ---------        -----------          -----------
    Net gain (loss) on
     investments.........      --           (1,003,209)       295,982         (3,435,328)            (935,391)
                            ----------     -----------      ---------        -----------          -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $  782,614     $   (17,844)     $ 911,500        $(2,202,279)         $  (515,472)
                            ==========     ===========      =========        ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                           AMERICAN FUNDS                                                       FRANKLIN
                           AMERICAN FUNDS  GROWTH-INCOME     AMERICAN FUNDS    AMERICAN FUNDS  FRANKLIN REAL    SMALL CAP
                            GROWTH FUND         FUND       INTERNATIONAL FUND  NEW WORLD FUND   ESTATE FUND       FUND
                            SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  --------------  ------------------  --------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............   $    421,544    $ 1,563,933       $    205,554       $   6,479       $ 72,626      $    47,379
EXPENSES:
  Mortality and expense
   undertakings..........     (1,231,106)    (1,162,588)          (392,667)        (47,026)       (27,210)        (176,679)
                            ------------    -----------       ------------       ---------       --------      -----------
    Net investment income
     (loss)..............       (809,562)       401,345           (187,113)        (40,547)        45,416         (129,300)
                            ------------    -----------       ------------       ---------       --------      -----------
CAPITAL GAINS INCOME.....     24,107,516      8,771,422          6,201,513         --              --              --
                            ------------    -----------       ------------       ---------       --------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (746,572)        (1,453)         3,615,273          74,549           (716)          35,322
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (40,915,102)    (7,948,888)       (10,899,391)       (155,900)       124,980       (1,960,134)
                            ------------    -----------       ------------       ---------       --------      -----------
    Net gain (loss) on
     investments.........    (41,661,674)    (7,950,341)        (7,284,118)        (81,351)       124,264       (1,924,812)
                            ------------    -----------       ------------       ---------       --------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(18,363,720)   $ 1,222,426       $ (1,269,718)      $(121,898)      $169,680      $(2,054,112)
                            ============    ===========       ============       =========       ========      ===========

                                                FRANKLIN
                            MUTUAL SHARES   STRATEGIC INCOME
                           SECURITIES FUND  SECURITIES FUND
                             SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ----------------
INVESTMENT INCOME:
  Dividends..............     $ 158,276         $216,742
EXPENSES:
  Mortality and expense
   undertakings..........      (143,023)         (46,277)
                              ---------         --------
    Net investment income
     (loss)..............        15,253          170,465
                              ---------         --------
CAPITAL GAINS INCOME.....       532,125          --
                              ---------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (26,428)             147
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (290,055)         (84,679)
                              ---------         --------
    Net gain (loss) on
     investments.........      (316,483)         (84,532)
                              ---------         --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 230,895         $ 85,933
                              =========         ========

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                   MFS                MFS            MFS             MFS
                                 CAPITAL           EMERGING        GLOBAL      INVESTORS GROWTH
                           OPPORTUNITIES SERIES  GROWTH SERIES  EQUITY SERIES    STOCK SERIES
                               SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT*
                           --------------------  -------------  -------------  ----------------
INVESTMENT INCOME:
  Dividends..............      $       977        $   --          $   2,607      $    16,642
EXPENSES:
  Mortality and expense
   undertakings..........         (222,488)          (260,898)      (13,397)        (215,784)
                               -----------        -----------     ---------      -----------
    Net investment income
     (loss)..............         (221,511)          (260,898)      (10,790)        (199,142)
                               -----------        -----------     ---------      -----------
CAPITAL GAINS INCOME.....        1,358,619          1,258,324         1,062          127,261
                               -----------        -----------     ---------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (163,059)           (67,169)         (277)          37,692
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (5,756,833)        (9,463,016)     (102,100)      (4,252,909)
                               -----------        -----------     ---------      -----------
    Net gain (loss) on
     investments.........       (5,919,892)        (9,530,185)     (102,377)      (4,215,217)
                               -----------        -----------     ---------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $(4,782,784)       $(8,532,759)    $(112,105)     $(4,287,098)
                               ===========        ===========     =========      ===========

  * Formerly MFS Growth Series, MFS Growth and Income Series, respectively. Change effective on January 29, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                 MFS            MFS           MFS           MFS         TEMPLETON       TEMPLETON
                           INVESTORS TRUST  HIGH INCOME  NEW DISCOVERY  TOTAL RETURN      ASSET       INTERNATIONAL
                               SERIES         SERIES        SERIES         SERIES     STRATEGY FUND  SECURITIES FUND
                            SUB-ACCOUNT*    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  -----------  -------------  ------------  -------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $    62,874     $ 323,516     $ --          $ 239,428      $  37,320      $   145,157
EXPENSES:
  Mortality and expense
   undertakings..........       (174,365)      (62,128)      (81,690)     (202,324)       (38,474)        (102,161)
                             -----------     ---------     ---------     ---------      ---------      -----------
    Net investment income
     (loss)..............       (111,491)      261,388       (81,690)       37,104         (1,154)          42,996
                             -----------     ---------     ---------     ---------      ---------      -----------
CAPITAL GAINS INCOME.....        322,708        --           186,960       353,519        267,322        1,141,640
                             -----------     ---------     ---------     ---------      ---------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (42,222)       (5,535)      (33,015)       (7,113)           818          993,602
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (2,451,586)     (294,495)     (396,811)     (312,712)      (591,024)      (2,110,383)
                             -----------     ---------     ---------     ---------      ---------      -----------
    Net gain (loss) on
     investments.........     (2,493,808)     (300,030)     (429,826)     (319,825)      (590,206)      (1,116,781)
                             -----------     ---------     ---------     ---------      ---------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(2,282,591)    $ (38,642)    $(324,556)    $  70,798      $(324,038)     $    67,855
                             ===========     =========     =========     =========      =========      ===========

                               TEMPLETON          TEMPLETON
                           DEVELOPING MARKETS      GROWTH
                            SECURITIES FUND    SECURITIES FUND
                              SUB-ACCOUNT        SUB-ACCOUNT
                           ------------------  ---------------
INVESTMENT INCOME:
  Dividends..............       $  7,851          $  87,105
EXPENSES:
  Mortality and expense
   undertakings..........        (11,110)           (74,528)
                                --------          ---------
    Net investment income
     (loss)..............         (3,259)            12,577
                                --------          ---------
CAPITAL GAINS INCOME.....       --                  781,626
                                --------          ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         35,897            335,814
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (54,303)          (908,851)
                                --------          ---------
    Net gain (loss) on
     investments.........        (18,406)          (573,037)
                                --------          ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $(21,665)         $ 221,166
                                ========          =========

  * Formerly MFS Growth Series, MFS Growth and Income Series, respectively. Change effective on January 29, 2001.

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                            HARTFORD          HARTFORD                            HARTFORD          HARTFORD
                            ADVISERS    CAPITAL APPRECIATION  HARTFORD BOND  DIVIDEND AND GROWTH  GLOBAL HEALTH
                            HLS FUND          HLS FUND          HLS FUND          HLS FUND          HLS FUND
                           SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           -----------  --------------------  -------------  -------------------  -------------
INVESTMENT INCOME:
  Dividends..............  $   226,677      $    81,639         $ 79,324          $  60,559          $--
EXPENSES:
  Mortality and expense
   undertakings..........     (130,356)        (142,012)         (41,444)           (28,676)          (9,369)
                           -----------      -----------         --------          ---------          -------
    Net investment income
     (loss)..............       96,321          (60,373)          37,880             31,883           (9,369)
                           -----------      -----------         --------          ---------          -------
CAPITAL GAINS INCOME.....      469,529        3,017,196           --                121,490           --
                           -----------      -----------         --------          ---------          -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
Net realized gain (loss)
 on security
 transactions............       (8,316)         (64,793)          (1,196)            (8,842)          (7,473)
Net unrealized
 appreciation
 (depreciation) of
 investments during the
 period..................   (1,009,803)      (3,849,996)         106,116           (221,046)          40,564
                           -----------      -----------         --------          ---------          -------
  Net gain (loss) on
   investments...........   (1,018,119)      (3,914,789)         104,920           (229,888)          33,091
                           -----------      -----------         --------          ---------          -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............  $  (452,269)     $  (957,966)        $142,800          $ (76,515)         $23,722
                           ===========      ===========         ========          =========          =======

  * Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective May 1, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                               HARTFORD           HARTFORD        HARTFORD       HARTFORD      HARTFORD       HARTFORD
                           GLOBAL TECHNOLOGY  GROWTH AND INCOME  HIGH YIELD   GLOBAL LEADERS     INDEX     GLOBAL ADVISERS
                               HLS FUND           HLS FUND        HLS FUND       HLS FUND      HLS FUND       HLS FUND*
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  -----------------  -----------  --------------  -----------  ---------------
INVESTMENT INCOME:
  Dividends..............      $--                $--              $    61      $  11,207      $  18,221      $  2,423
EXPENSES:
  Mortality and expense
   undertakings..........         (8,780)           (13,114)          (923)       (36,545)       (26,451)       (5,408)
                               ---------          ---------        -------      ---------      ---------      --------
    Net investment income
     (loss)..............         (8,780)           (13,114)          (862)       (25,338)        (8,230)       (2,985)
                               ---------          ---------        -------      ---------      ---------      --------
CAPITAL GAINS INCOME.....       --                   48,099         --             32,972         36,687        25,592
                               ---------          ---------        -------      ---------      ---------      --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
Net realized gain (loss)
 on security
 transactions............        (75,290)           (35,028)        (1,229)      (185,350)       (21,067)       (9,068)
Net unrealized
 appreciation
 (depreciation) of
 investments during the
 period..................       (144,085)          (126,297)           625       (505,902)      (288,657)      (48,234)
                               ---------          ---------        -------      ---------      ---------      --------
  Net gain (loss) on
   investments...........       (219,375)          (161,325)          (604)      (691,252)      (309,724)      (57,302)
                               ---------          ---------        -------      ---------      ---------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      $(228,155)         $(126,340)       $(1,466)     $(683,618)     $(281,267)     $(34,695)
                               =========          =========        =======      =========      =========      ========

                             HARTFORD
                           INTERNATIONAL   HARTFORD
                           OPPORTUNITIES    MIDCAP
                             HLS FUND      HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------
INVESTMENT INCOME:
  Dividends..............    $   3,433     $  --
EXPENSES:
  Mortality and expense
   undertakings..........      (18,398)      (66,497)
                             ---------     ---------
    Net investment income
     (loss)..............      (14,965)      (66,497)
                             ---------     ---------
CAPITAL GAINS INCOME.....      199,452       681,058
                             ---------     ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
Net realized gain (loss)
 on security
 transactions............      (13,164)      (56,371)
Net unrealized
 appreciation
 (depreciation) of
 investments during the
 period..................     (495,523)     (885,569)
                             ---------     ---------
  Net gain (loss) on
   investments...........     (508,687)     (941,940)
                             ---------     ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    $(324,200)    $(327,379)
                             =========     =========

  * Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective May 1, 2001.

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                            HARTFORD     HARTFORD
                            MORTGAGE       SMALL      HARTFORD    PRUDENTIAL   PRUDENTIAL
                           SECURITIES     COMPANY       STOCK      JENNISON    20/20 FOCUS
                            HLS FUND     HLS FUND     HLS FUND     PORTFOLIO    PORTFOLIO
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  -----------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............    $15,568     $  --       $    71,902   $  --         $   363
EXPENSES:
  Mortality and expense
   undertakings..........     (3,223)      (23,565)     (115,298)    (11,584)     (2,104)
                             -------     ---------   -----------   ---------     -------
    Net investment income
     (loss)..............     12,345       (23,565)      (43,396)    (11,584)     (1,741)
                             -------     ---------   -----------   ---------     -------
CAPITAL GAINS INCOME.....     --           132,298       689,055       6,017       1,334
                             -------     ---------   -----------   ---------     -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         42       (82,058)     (109,941)     (9,184)     (1,632)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (61)     (371,541)   (1,780,606)   (131,907)     (5,763)
                             -------     ---------   -----------   ---------     -------
    Net gain (loss) on
     investments.........        (19)     (453,599)   (1,890,547)   (141,091)     (7,395)
                             -------     ---------   -----------   ---------     -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $12,326     $(344,866)  $(1,244,888)  $(146,658)    $(7,802)
                             =======     =========   ===========   =========     =======

*** Formerly Mercury V.I. U.S. Large Cap Fund Sub-Account. Change effective on January 29, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                            FRANKLIN        MFS      MERRILL LYNCH                     SALOMON BROTHERS  SALOMON BROTHERS
                           TECHNOLOGY     MID CAP      LARGE CAP     SALOMON BROTHERS      VARIABLE          VARIABLE
                           SECURITIES     GROWTH      GROWTH FOCUS       VARIABLE         HIGH YIELD        INVESTORS
                              FUND        SERIES          FUND         CAPITAL FUND       BOND FUND            FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT***    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           -----------  -----------  --------------  ----------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............   $  --        $   1,565      $     4          $ 21,282          $14,372           $  5,913
EXPENSES:
  Mortality and expense
   undertakings..........     (11,112)     (55,983)        (213)          (34,612)          (1,550)            (8,970)
                            ---------    ---------      -------          --------          -------           --------
    Net investment income
     (loss)..............     (11,112)     (54,418)        (209)          (13,330)          12,822             (3,057)
                            ---------    ---------      -------          --------          -------           --------
CAPITAL GAINS INCOME.....      --           35,483       --                34,923          --                   9,055
                            ---------    ---------      -------          --------          -------           --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (9,907)     (85,139)        (503)           (7,945)              15             (6,052)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (181,485)    (522,459)      (1,307)          (30,297)          (9,988)           (52,964)
                            ---------    ---------      -------          --------          -------           --------
    Net gain (loss) on
     investments.........    (191,392)    (607,598)      (1,810)          (38,242)          (9,973)           (59,016)
                            ---------    ---------      -------          --------          -------           --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(202,504)   $(626,533)     $(2,019)         $(16,649)         $ 2,849           $(53,018)
                            =========    =========      =======          ========          =======           ========

                           SALOMON BROTHERS
                               VARIABLE
                             TOTAL RETURN
                                 FUND
                             SUB-ACCOUNT
                           ----------------
INVESTMENT INCOME:
  Dividends..............      $ 7,917
EXPENSES:
  Mortality and expense
   undertakings..........       (4,613)
                               -------
    Net investment income
     (loss)..............        3,304
                               -------
CAPITAL GAINS INCOME.....      --
                               -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (562)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (9,679)
                               -------
    Net gain (loss) on
     investments.........      (10,241)
                               -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $(6,937)
                               =======

*** Formerly Mercury V.I. U.S. Large Cap Fund Sub-Account. Change effective on January 29, 2001.

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                             AIM V.I.       AIM V.I.       AIM V.I.
                            AGGRESSIVE     BASIC VALUE     BLUE CHIP
                            GROWTH FUND       FUND           FUND
                           SUB-ACCOUNT**  SUB-ACCOUNT**  SUB-ACCOUNT**
                           -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............     $--            $ 1,713        $   118
EXPENSES:
  Mortality and expense
   undertakings..........       (195)         (2,743)        (2,229)
                              ------         -------        -------
    Net investment income
     (loss)..............       (195)         (1,030)        (2,111)
                              ------         -------        -------
CAPITAL GAINS INCOME.....     --              --             --
                              ------         -------        -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          2              26             61
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      2,711          74,539         41,056
                              ------         -------        -------
    Net gain (loss) on
     investments.........      2,713          74,565         41,117
                              ------         -------        -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $2,518         $73,535        $39,006
                              ======         =======        =======

  *  From inception, May 5, 2001 to December 31, 2001.
 **  From inception, September 20, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                               AIM V.I.           AIM V.I.         AIM V.I.        AIM V.I.      AIM V.I.       AIM V.I.
                                CAPITAL       DENT DEMOGRAPHIC    GOVERNMENT      HIGH YIELD   INTERNATIONAL  MIDCAP EQUITY
                           APPRECIATION FUND    TRENDS FUND     SECURITIES FUND      FUND       EQUITY FUND       FUND
                             SUB-ACCOUNT*      SUB-ACCOUNT**     SUB-ACCOUNT**   SUB-ACCOUNT*  SUB-ACCOUNT**  SUB-ACCOUNT**
                           -----------------  ----------------  ---------------  ------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............      $--                -$-              $ 17,792        $ 24,951       $    68        $   921
EXPENSES:
  Mortality and expense
   undertakings..........        (2,503)             (260)           (1,532)         (1,155)         (191)        (1,843)
                               --------            ------          --------        --------       -------        -------
    Net investment income
     (loss)..............        (2,503)             (260)           16,260          23,796          (123)          (922)
                               --------            ------          --------        --------       -------        -------
CAPITAL GAINS INCOME.....       109,366           --                --               --               534         --
                               --------            ------          --------        --------       -------        -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            49                (5)              330              98        22,166         29,557
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (92,565)            6,837           (23,087)        (25,218)         (314)        24,829
                               --------            ------          --------        --------       -------        -------
    Net gain (loss) on
     investments.........       (92,516)            6,832           (22,757)        (25,120)       21,852         54,386
                               --------            ------          --------        --------       -------        -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ 14,347            $6,572          $ (6,497)       $ (1,324)      $22,263        $53,464
                               ========            ======          ========        ========       =======        =======

                             AIM V.I.
                              VALUE
                               FUND
                           SUB-ACCOUNT*
                           ------------
INVESTMENT INCOME:
  Dividends..............    $ 1,434
EXPENSES:
  Mortality and expense
   undertakings..........     (4,724)
                             -------
    Net investment income
     (loss)..............     (3,290)
                             -------
CAPITAL GAINS INCOME.....     21,761
                             -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (694)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (7,398)
                             -------
    Net gain (loss) on
     investments.........     (8,092)
                             -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $10,379
                             =======

  *  From inception, May 5, 2001 to December 31, 2001.
 **  From inception, September 20, 2001 to December 31, 2001.

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                            AMERICAN FUNDS                           HARTFORD
                               BLUE CHIP                              GLOBAL
                           INCOME AND GROWTH     HARTFORD         COMMUNICATIONS
                                 FUND         FOCUS HLS FUND         HLS FUND
                             SUB-ACCOUNT**     SUB-ACCOUNT*        SUB-ACCOUNT*
                           -----------------  --------------  ----------------------
INVESTMENT INCOME:
  Dividends..............       $18,451        $   --               $        3
EXPENSES:
  Mortality and expense
   undertakings..........       (14,024)           --                       (3)
                                -------        -----------          ----------
    Net investment income
     (loss)..............         4,427            --                --
                                -------        -----------          ----------
CAPITAL GAINS INCOME.....       --                 --                --
                                -------        -----------          ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (29,495)           --                --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        36,943                  3                  30
                                -------        -----------          ----------
    Net gain (loss) on
     investments.........         7,448                  3                  30
                                -------        -----------          ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $11,875        $         3          $       30
                                =======        ===========          ==========

  *  From inception, May 1, 2001 to December 31, 2001.
 **  From inception, July 5, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                  HARTFORD                HARTFORD
                              GLOBAL FINANCIAL     INTERNATIONAL CAPITAL     HARTFORD    HARTFORD       NATIONS
                                SERVICES HLS            APPRECIATION       MIDCAP VALUE  VALUE HLS  ASSET ALLOCATION
                                    FUND                  HLS FUND           HLS FUND    FUND SUB-     PORTFOLIO
                                SUB-ACCOUNT*            SUB-ACCOUNT*       SUB-ACCOUNT*  ACCOUNT*     SUB-ACCOUNT*
                           ----------------------  ----------------------  ------------  ---------  ----------------
INVESTMENT INCOME:
  Dividends..............        $       94              $        1           $   52      $   86        $ 26,612
EXPENSES:
  Mortality and expense
   undertakings..........              (201)                     (3)            (191)       (107)         (7,777)
                                 ----------              ----------           ------      ------        --------
    Net investment income
     (loss)..............              (107)                     (2)            (139)        (21)         18,835
                                 ----------              ----------           ------      ------        --------
CAPITAL GAINS INCOME.....         --                      --                  --             124         --
                                 ----------              ----------           ------      ------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         --                      --                    (301)          1             (11)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................            (1,092)                    145            2,482       1,713         (42,573)
                                 ----------              ----------           ------      ------        --------
    Net gain (loss) on
     investments.........            (1,092)                    145            2,181       1,714         (42,584)
                                 ----------              ----------           ------      ------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $   (1,199)             $      143           $2,042      $1,817        $(23,749)
                                 ==========              ==========           ======      ======        ========

                                                 NATIONS
                                NATIONS       INTERNATIONAL
                             MARSICO 21ST     OPPORTUNITIES
                           CENTURY PORTFOLIO    PORTFOLIO
                             SUB-ACCOUNT*     SUB-ACCOUNT*
                           -----------------  -------------
INVESTMENT INCOME:
  Dividends..............       $--              $  230
EXPENSES:
  Mortality and expense
   undertakings..........        (2,097)           (518)
                                -------          ------
    Net investment income
     (loss)..............        (2,097)           (288)
                                -------          ------
CAPITAL GAINS INCOME.....       --                   20
                                -------          ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           410             (15)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         3,636           1,502
                                -------          ------
    Net gain (loss) on
     investments.........         4,046           1,487
                                -------          ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $ 1,949          $1,219
                                =======          ======

  *  From inception, May 1, 2001 to December 31, 2001.
 **  From inception, July 5, 2001 to December 31, 2001.

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                             NATIONS
                              NATIONS         SMALL        NATIONS
                           CAPITAL GROWTH    COMPANY        VALUE
                             PORTFOLIO      PORTFOLIO     PORTFOLIO
                            SUB-ACCOUNT*   SUB-ACCOUNT*  SUB-ACCOUNT*
                           --------------  ------------  ------------
INVESTMENT INCOME:
  Dividends..............     $   205        $--           $  8,540
EXPENSES:
  Mortality and expense
   undertakings..........        (865)        (3,205)        (5,345)
                              -------        -------       --------
    Net investment income
     (loss)..............        (660)        (3,205)         3,195
                              -------        -------       --------
CAPITAL GAINS INCOME.....      --              2,618         --
                              -------        -------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (66)           113        (10,263)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (2,672)        32,300         14,604
                              -------        -------       --------
    Net gain (loss) on
     investments.........      (2,738)        32,413          4,341
                              -------        -------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(3,398)       $31,826       $  7,536
                              =======        =======       ========

  *  From inception, May 1, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                               NATIONS          NATIONS                        NATIONS       NATIONS       JENNISON
                               MARSICO          MARSICO         NATIONS     INTERNATIONAL     MIDCAP     INTERNATIONAL   PRUDENTIAL
                           GROWTH & INCOME  FOCUSED EQUITIES   HIGH YIELD       VALUE         GROWTH        GROWTH         VALUE
                              PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
                            SUB-ACCOUNT*      SUB-ACCOUNT*    SUB-ACCOUNT*  SUB-ACCOUNT*   SUB-ACCOUNT*  SUB-ACCOUNT*   SUB-ACCOUNT*
                           ---------------  ----------------  ------------  -------------  ------------  -------------  ------------
INVESTMENT INCOME:
  Dividends..............      $    10          $--             $ 97,602      $  7,453       $--            -$-           $ 1,234
EXPENSES:
  Mortality and expense
   undertakings..........       (6,668)           (6,459)         (6,639)       (6,213)       (2,351)           (9)        (1,366)
                               -------          --------        --------      --------       -------         -----        -------
    Net investment income
     (loss)..............       (6,658)           (6,459)         90,963         1,240        (2,351)           (9)          (132)
                               -------          --------        --------      --------       -------         -----        -------
CAPITAL GAINS INCOME.....      --                --               --             5,861        --            --              9,615
                               -------          --------        --------      --------       -------         -----        -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (3,982)           (2,724)            126        (5,454)       (4,768)           (1)           (23)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        6,931            (8,483)        (77,901)      (27,110)       (1,050)         (142)       (13,293)
                               -------          --------        --------      --------       -------         -----        -------
    Net gain (loss) on
     investments.........        2,949           (11,207)        (77,775)      (32,564)       (5,818)         (143)       (13,316)
                               -------          --------        --------      --------       -------         -----        -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $(3,709)         $(17,666)       $ 13,188      $(25,463)      $(8,169)        $(152)       $(3,833)
                               =======          ========        ========      ========       =======         =====        =======

  *  From inception, May 1, 2001 to December 31, 2001.

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                             HARTFORD    AMERICAN FUNDS                                         AMERICAN FUNDS
                           MONEY MARKET       ASSET       AMERICAN FUNDS    AMERICAN FUNDS       GLOBAL SMALL
                             HLS FUND    ALLOCATION FUND    BOND FUND     GLOBAL GROWTH FUND  CAPITALIZATION FUND
                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
                           ------------  ---------------  --------------  ------------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................  $   782,186     $   256,640     $   615,518       $  (105,155)         $   (45,723)
  Capital gains income...          428         728,725         --              1,338,204              465,642
  Net realized gain
   (loss) on security
   transactions..........      --              (10,540)            498           229,669              416,073
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --             (992,669)        295,484        (3,664,997)          (1,351,464)
                           -----------     -----------     -----------       -----------          -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      782,614         (17,844)        911,500        (2,202,279)            (515,472)
                           -----------     -----------     -----------       -----------          -----------
UNIT TRANSACTIONS:
  Purchases..............   49,713,779       7,644,439       8,863,904         3,832,020            1,450,446
  Net transfers..........    5,102,504       5,916,335       9,535,360         2,352,041              604,084
  Surrenders for benefit
   and payments and
   fees..................  (19,363,934)       (916,613)     (1,007,284)       (1,101,009)            (557,001)
  Net annuity
   transactions..........      --             --               --               --                     21,963
                           -----------     -----------     -----------       -----------          -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   35,452,349      12,644,161      17,391,980         5,083,052            1,519,492
                           -----------     -----------     -----------       -----------          -----------
  Net increase (decrease)
   in net assets.........   36,234,963      12,626,317      18,303,480         2,880,773            1,004,020
NET ASSETS:
  Beginning of period....   26,846,006       8,403,611      10,242,926        14,130,159            6,813,825
                           -----------     -----------     -----------       -----------          -----------
  End of period..........  $63,080,969     $21,029,928     $28,546,406       $17,010,932          $ 7,817,845
                           ===========     ===========     ===========       ===========          ===========

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 2000

                             HARTFORD    AMERICAN FUNDS                                         AMERICAN FUNDS
                           MONEY MARKET       ASSET       AMERICAN FUNDS    AMERICAN FUNDS       GLOBAL SMALL
                             HLS FUND    ALLOCATION FUND    BOND FUND     GLOBAL GROWTH FUND  CAPITALIZATION FUND
                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
                           ------------  ---------------  --------------  ------------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................  $   479,911     $  (59,001)     $   (58,856)      $  (132,224)         $   (58,958)
  Capital gains income...         (353)       --               --                 64,499               63,611
  Net realized gain
   (loss) on security
   transactions..........      --              (5,350)             195           203,690               14,073
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --             382,521          337,396        (3,139,789)          (1,765,773)
                           -----------     ----------      -----------       -----------          -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      479,558        318,170          278,735        (3,003,824)          (1,747,047)
                           -----------     ----------      -----------       -----------          -----------
UNIT TRANSACTIONS:
  Purchases..............   26,564,809      3,455,123        4,158,316         8,517,902            5,207,897
  Net transfers..........   (1,020,336)     2,575,936        3,401,127         4,699,386            2,241,967
  Surrenders for benefit
   and payments and
   fees..................   (3,105,760)      (203,770)        (249,400)         (248,252)            (114,512)
  Net annuity
   transactions..........      --             --               --               --                  --
                           -----------     ----------      -----------       -----------          -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   22,438,713      5,827,289        7,310,043        12,969,036            7,335,352
                           -----------     ----------      -----------       -----------          -----------
  Net increase (decrease)
   in net assets.........   22,918,271      6,145,459        7,588,778         9,965,212            5,588,305
NET ASSETS:
  Beginning of period....    3,927,735      2,258,152        2,654,148         4,164,947            1,225,520
                           -----------     ----------      -----------       -----------          -----------
  End of period..........  $26,846,006     $8,403,611      $10,242,926       $14,130,159          $ 6,813,825
                           ===========     ==========      ===========       ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                           AMERICAN FUNDS    AMERICAN FUNDS      AMERICAN FUNDS    AMERICAN FUNDS  FRANKLIN REAL     FRANKLIN
                            GROWTH FUND    GROWTH-INCOME FUND  INTERNATIONAL FUND  NEW WORLD FUND   ESTATE FUND   SMALL CAP FUND
                            SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  ------------------  ------------------  --------------  -------------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $   (809,562)     $    401,345        $   (187,113)      $  (40,547)    $   45,416     $  (129,300)
  Capital gains income...     24,107,516         8,771,422           6,201,513          --             --              --
  Net realized gain
   (loss) on security
   transactions..........       (746,572)           (1,453)          3,615,273           74,549           (716)         35,322
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (40,915,102)       (7,948,888)        (10,899,391)        (155,900)       124,980      (1,960,134)
                            ------------      ------------        ------------       ----------     ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (18,363,720)        1,222,426          (1,269,718)        (121,898)       169,680      (2,054,112)
                            ------------      ------------        ------------       ----------     ----------     -----------
UNIT TRANSACTIONS:
  Purchases..............     33,906,339        34,052,051           7,198,101          397,658      1,245,465       3,322,456
  Net transfers..........     17,101,729        23,461,334           5,704,914          245,648      1,158,074       2,124,914
  Surrenders for benefit
   and payments and
   fees..................     (3,623,215)       (4,899,264)         (3,527,940)         (79,785)       (40,360)       (631,989)
  Net annuity
   transactions..........        271,527           343,638              33,678          --             --                2,156
                            ------------      ------------        ------------       ----------     ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     47,656,380        52,957,759           9,408,753          563,521      2,363,179       4,817,537
                            ------------      ------------        ------------       ----------     ----------     -----------
  Net increase (decrease)
   in net assets.........     29,292,660        54,180,185           8,139,035          441,623      2,532,859       2,763,425
NET ASSETS:
  Beginning of period....     77,236,099        60,711,174          19,232,055        3,085,230        884,860      12,205,489
                            ------------      ------------        ------------       ----------     ----------     -----------
  End of period..........   $106,528,759      $114,891,359        $ 27,371,090       $3,526,853     $3,417,719     $14,968,914
                            ============      ============        ============       ==========     ==========     ===========

                              FRANKLIN          FRANKLIN
                            MUTUAL SHARES   STRATEGIC INCOME
                           SECURITIES FUND  SECURITIES FUND
                             SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................    $    15,253       $  170,465
  Capital gains income...        532,125         --
  Net realized gain
   (loss) on security
   transactions..........        (26,428)             147
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (290,055)         (84,679)
                             -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        230,895           85,933
                             -----------       ----------
UNIT TRANSACTIONS:
  Purchases..............      6,092,378        2,019,107
  Net transfers..........      8,248,553        1,375,023
  Surrenders for benefit
   and payments and
   fees..................       (572,820)        (256,426)
  Net annuity
   transactions..........       --               --
                             -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     13,768,111        3,137,704
                             -----------       ----------
  Net increase (decrease)
   in net assets.........     13,999,006        3,223,637
NET ASSETS:
  Beginning of period....      4,597,160        1,719,988
                             -----------       ----------
  End of period..........    $18,596,166       $4,943,625
                             ===========       ==========

                           AMERICAN FUNDS    AMERICAN FUNDS      AMERICAN FUNDS    AMERICAN FUNDS  FRANKLIN REAL     FRANKLIN
                            GROWTH FUND    GROWTH-INCOME FUND  INTERNATIONAL FUND  NEW WORLD FUND   ESTATE FUND   SMALL CAP FUND
                            SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  ------------------  ------------------  --------------  -------------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $  (665,566)      $  (443,847)        $  (195,014)       $   18,936      $  7,840      $  (102,900)
  Capital gains income...       195,471           338,070             127,078            74,260         7,709          348,523
  Net realized gain
   (loss) on security
   transactions..........       (44,815)           (8,666)          1,460,354            21,384        12,359          (77,717)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (3,442,108)        3,063,239          (4,652,632)         (478,869)       74,878       (2,734,757)
                            -----------       -----------         -----------        ----------      --------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (3,957,018)        2,948,796          (3,260,214)         (364,289)      102,786       (2,566,851)
                            -----------       -----------         -----------        ----------      --------      -----------
UNIT TRANSACTIONS:
  Purchases..............    45,363,652        28,501,473          17,258,772         1,658,455       405,719        7,777,659
  Net transfers..........    21,072,861        16,815,247           1,119,643           669,853       304,897        5,510,469
  Surrenders for benefit
   and payments and
   fees..................    (1,272,133)       (1,099,398)           (287,875)          (49,041)      (34,452)        (240,415)
  Net annuity
   transactions..........       --               --                  --                 --             --              --
                            -----------       -----------         -----------        ----------      --------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    65,164,380        44,217,322          18,090,540         2,279,267       676,164       13,047,713
                            -----------       -----------         -----------        ----------      --------      -----------
  Net increase (decrease)
   in net assets.........    61,207,362        47,166,118          14,830,326         1,914,978       778,950       10,480,862
NET ASSETS:
  Beginning of period....    16,028,737        13,545,056           4,401,729         1,170,252       105,910        1,724,627
                            -----------       -----------         -----------        ----------      --------      -----------
  End of period..........   $77,236,099       $60,711,174         $19,232,055        $3,085,230      $884,860      $12,205,489
                            ===========       ===========         ===========        ==========      ========      ===========

                              FRANKLIN          FRANKLIN
                            MUTUAL SHARES   STRATEGIC INCOME
                           SECURITIES FUND  SECURITIES FUND
                             SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................    $   15,798        $   71,538
  Capital gains income...        43,360          --
  Net realized gain
   (loss) on security
   transactions..........           168               (82)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       335,402           (19,639)
                             ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       394,728            51,817
                             ----------        ----------
UNIT TRANSACTIONS:
  Purchases..............     1,943,582           676,634
  Net transfers..........     1,474,074           238,057
  Surrenders for benefit
   and payments and
   fees..................       (65,412)          (11,236)
  Net annuity
   transactions..........       --               --
                             ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     3,352,244           903,455
                             ----------        ----------
  Net increase (decrease)
   in net assets.........     3,746,972           955,272
NET ASSETS:
  Beginning of period....       850,188           764,716
                             ----------        ----------
  End of period..........    $4,597,160        $1,719,988
                             ==========        ==========

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                   MFS                                               MFS             MFS
                                 CAPITAL         MFS EMERGING    MFS GLOBAL    INVESTORS GROWTH   INVESTORS
                           OPPORTUNITIES SERIES  GROWTH SERIES  EQUITY SERIES    STOCK SERIES    TRUST SERIES
                               SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT*    SUB-ACCOUNT*
                           --------------------  -------------  -------------  ----------------  ------------
OPERATIONS:
  Net investment income
   (loss)................      $  (221,511)       $  (260,898)   $  (10,790)     $  (199,142)    $  (111,491)
  Capital gains income...        1,358,619          1,258,324         1,062          127,261         322,708
  Net realized gain
   (loss) on security
   transactions..........         (163,059)           (67,169)         (277)          37,692         (42,222)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (5,756,833)        (9,463,016)     (102,100)      (4,252,909)     (2,451,586)
                               -----------        -----------    ----------      -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (4,782,784)        (8,532,759)     (112,105)      (4,287,098)     (2,282,591)
                               -----------        -----------    ----------      -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............        3,730,360          2,693,889       108,363        4,826,013       3,204,298
  Net transfers..........        2,890,028          3,214,819        72,809        2,935,770       3,172,386
  Surrenders for benefit
   and payments and
   fees..................         (803,637)        (1,217,499)      (37,295)        (678,798)       (405,009)
  Net annuity
   transactions..........            2,316            --            --                 5,694         --
                               -----------        -----------    ----------      -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        5,819,067          4,691,209       143,877        7,088,679       5,971,675
                               -----------        -----------    ----------      -----------     -----------
  Net increase (decrease)
   in net assets.........        1,036,283         (3,841,550)       31,772        2,801,581       3,689,084
NET ASSETS:
  Beginning of period....       15,668,281         22,416,286       983,717       14,915,553      10,833,712
                               -----------        -----------    ----------      -----------     -----------
  End of period..........      $16,704,564        $18,574,736    $1,015,489      $17,717,134     $14,522,796
                               ===========        ===========    ==========      ===========     ===========

  * Formerly MFS Growth Series, MFS Growth and Income Series, respectively. Change effective on January 29, 2001.

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                                   MFS                                                             MFS
                                 CAPITAL         MFS EMERGING    MFS GLOBAL         MFS          GROWTH
                           OPPORTUNITIES SERIES  GROWTH SERIES  EQUITY SERIES     GROWTH       WITH INCOME
                               SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           --------------------  -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................      $  (131,532)       $  (211,765)    $ (2,019)     $  (126,482)   $   (64,959)
  Capital gains income...          584,455            624,477       23,252           49,420         45,521
  Net realized gain
   (loss) on security
   transactions..........           (8,623)             6,462       19,790           (1,760)        (4,244)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (2,085,442)        (5,276,523)     (72,109)      (1,349,211)       (59,178)
                               -----------        -----------     --------      -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (1,641,142)        (4,857,349)     (31,086)      (1,428,033)       (82,860)
                               -----------        -----------     --------      -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............        8,566,494         13,460,030      498,022        7,745,083      4,414,126
  Net transfers..........        5,659,775          8,232,047      396,080        5,467,011      3,325,812
  Surrenders for benefit
   and payments and
   fees..................         (345,717)          (577,195)     (10,818)        (445,478)      (150,054)
  Net annuity
   transactions..........        --                   --            --              --             --
                               -----------        -----------     --------      -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       13,880,552         21,114,882      883,284       12,766,616      7,589,884
                               -----------        -----------     --------      -----------    -----------
  Net increase (decrease)
   in net assets.........       12,239,410         16,257,533      852,198       11,338,583      7,507,024
NET ASSETS:
  Beginning of period....        3,428,871          6,158,753      131,519        3,576,970      3,326,688
                               -----------        -----------     --------      -----------    -----------
  End of period..........      $15,668,281        $22,416,286     $983,717      $14,915,553    $10,833,712
                               ===========        ===========     ========      ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                               MFS                        TEMPLETON       TEMPLETON         TEMPLETON
                             MFS HIGH     NEW DISCOVERY    MFS TOTAL        ASSET       INTERNATIONAL   DEVELOPING MARKETS
                           INCOME SERIES     SERIES      RETURN SERIES  STRATEGY FUND  SECURITIES FUND   SECURITIES FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  -------------  -------------  -------------  ---------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................   $  261,388     $  (81,690)    $    37,104    $   (1,154)     $   42,996         $  (3,259)
  Capital gains income...      --             186,960         353,519       267,322       1,141,640          --
  Net realized gain
   (loss) on security
   transactions..........       (5,535)       (33,015)         (7,113)          818         993,602            35,897
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (294,495)      (396,811)       (312,712)     (591,024)     (2,110,383)          (54,303)
                            ----------     ----------     -----------    ----------      ----------         ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (38,642)      (324,556)         70,798      (324,038)         67,855           (21,665)
                            ----------     ----------     -----------    ----------      ----------         ---------
UNIT TRANSACTIONS:
  Purchases..............    1,452,362      1,141,791       8,013,327       429,538       1,097,953           126,179
  Net transfers..........    2,237,277      1,270,617       9,431,153       412,835       1,481,472           150,342
  Surrenders for benefit
   and payments and
   fees..................     (299,253)      (285,170)       (589,551)     (177,905)       (684,783)          (45,419)
  Net annuity
   transactions..........      --             --                6,380       --                2,590          --
                            ----------     ----------     -----------    ----------      ----------         ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    3,390,386      2,127,238      16,861,309       664,468       1,897,232           231,102
                            ----------     ----------     -----------    ----------      ----------         ---------
  Net increase (decrease)
   in net assets.........    3,351,744      1,802,682      16,932,107       340,430       1,965,087           209,437
NET ASSETS:
  Beginning of period....    2,982,817      5,504,692       7,621,256     2,580,601       5,059,637           665,627
                            ----------     ----------     -----------    ----------      ----------         ---------
  End of period..........   $6,334,561     $7,307,374     $24,553,363    $2,921,031      $7,024,724         $ 875,064
                            ==========     ==========     ===========    ==========      ==========         =========


                           TEMPLETON GROWTH
                           SECURITIES FUND
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................     $   12,577
  Capital gains income...        781,626
  Net realized gain
   (loss) on security
   transactions..........        335,814
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (908,851)
                              ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        221,166
                              ----------
UNIT TRANSACTIONS:
  Purchases..............      1,831,818
  Net transfers..........      2,558,404
  Surrenders for benefit
   and payments and
   fees..................       (653,308)
  Net annuity
   transactions..........       --
                              ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      3,736,914
                              ----------
  Net increase (decrease)
   in net assets.........      3,958,080
NET ASSETS:
  Beginning of period....      3,428,454
                              ----------
  End of period..........     $7,386,534
                              ==========

                                               MFS                        TEMPLETON       TEMPLETON         TEMPLETON
                             MFS HIGH     NEW DISCOVERY    MFS TOTAL        ASSET       INTERNATIONAL   DEVELOPING MARKETS
                           INCOME SERIES     SERIES      RETURN SERIES  STRATEGY FUND  SECURITIES FUND   SECURITIES FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  -------------  -------------  -------------  ---------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................   $  119,246     $  (44,664)    $    1,629     $   (4,520)     $  (11,928)        $  (3,492)
  Capital gains income...      --              42,827         47,657        107,958         243,074          --
  Net realized gain
   (loss) on security
   transactions..........       (3,328)       (40,995)           472           (167)        150,746            (8,239)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (351,816)      (360,711)       590,002       (103,358)       (276,408)         (189,353)
                            ----------     ----------     ----------     ----------      ----------         ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (235,898)      (403,543)       639,760            (87)        105,484          (201,084)
                            ----------     ----------     ----------     ----------      ----------         ---------
UNIT TRANSACTIONS:
  Purchases..............    1,430,463      3,102,566      3,324,070      1,099,201       2,995,942           345,541
  Net transfers..........      730,167      1,957,845      2,533,610      1,177,667         561,018           234,997
  Surrenders for benefit
   and payments and
   fees..................     (122,690)       (57,564)      (136,929)       (25,550)        (57,770)          (13,563)
  Net annuity
   transactions..........      --             --             --             --              --               --
                            ----------     ----------     ----------     ----------      ----------         ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    2,037,940      5,002,847      5,720,751      2,251,318       3,499,190           566,975
                            ----------     ----------     ----------     ----------      ----------         ---------
  Net increase (decrease)
   in net assets.........    1,802,042      4,599,304      6,360,511      2,251,231       3,604,674           365,891
NET ASSETS:
  Beginning of period....    1,180,775        905,388      1,260,745        329,370       1,454,963           299,736
                            ----------     ----------     ----------     ----------      ----------         ---------
  End of period..........   $2,982,817     $5,504,692     $7,621,256     $2,580,601      $5,059,637         $ 665,627
                            ==========     ==========     ==========     ==========      ==========         =========


                           TEMPLETON GROWTH
                           SECURITIES FUND
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................     $     (341)
  Capital gains income...        226,170
  Net realized gain
   (loss) on security
   transactions..........        123,203
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (108,852)
                              ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        240,180
                              ----------
UNIT TRANSACTIONS:
  Purchases..............      1,113,096
  Net transfers..........      1,193,591
  Surrenders for benefit
   and payments and
   fees..................        (57,324)
  Net annuity
   transactions..........       --
                              ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      2,249,363
                              ----------
  Net increase (decrease)
   in net assets.........      2,489,543
NET ASSETS:
  Beginning of period....        938,911
                              ----------
  End of period..........     $3,428,454
                              ==========

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                         HARTFORD
                            HARTFORD    HARTFORD CAPITAL   HARTFORD    DIVIDEND AND  HARTFORD GLOBAL
                            ADVISERS      APPRECIATION       BOND         GROWTH         HEALTH
                            HLS FUND        HLS FUND       HLS FUND      HLS FUND       HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ----------------  -----------  ------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................  $    96,321    $   (60,373)    $   37,880    $   31,883      $ (9,369)
  Capital gains income...      469,529      3,017,196         --           121,490       --
  Net realized gain
   (loss) on security
   transactions..........       (8,316)       (64,793)        (1,196)       (8,842)       (7,473)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (1,009,803)    (3,849,996)       106,116      (221,046)       40,564
                           -----------    -----------     ----------    ----------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (452,269)      (957,966)       142,800       (76,515)       23,722
                           -----------    -----------     ----------    ----------      --------
UNIT TRANSACTIONS:
  Purchases..............    4,809,611      5,861,706      3,536,155     1,699,095       245,716
  Net transfers..........    4,724,133      2,672,603      3,782,910     1,940,270       117,043
  Surrenders for benefit
   and payments and
   fees..................     (594,177)      (991,258)       (98,031)      (45,627)      (79,041)
  Net annuity
   transactions..........       12,741          4,630         --           --            --
                           -----------    -----------     ----------    ----------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    8,952,308      7,547,681      7,221,034     3,593,738       283,718
                           -----------    -----------     ----------    ----------      --------
  Net increase (decrease)
   in net assets.........    8,500,039      6,589,715      7,363,834     3,517,223       307,440
NET ASSETS:
  Beginning of period....    6,580,098      8,155,802        513,864       852,781       546,298
                           -----------    -----------     ----------    ----------      --------
  End of period..........  $15,080,137    $14,745,517     $7,877,698    $4,370,004      $853,738
                           ===========    ===========     ==========    ==========      ========

 ** Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective on May 1, 2001.

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                         HARTFORD
                            HARTFORD    HARTFORD CAPITAL   HARTFORD    DIVIDEND AND  HARTFORD GLOBAL
                            ADVISERS      APPRECIATION       BOND         GROWTH         HEALTH
                            HLS FUND        HLS FUND       HLS FUND      HLS FUND       HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT*
                           -----------  ----------------  -----------  ------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................  $     4,523    $    (8,799)    $   (1,390)   $    7,910      $   (608)
  Capital gains income...      240,898        581,022         --            25,597        12,983
  Net realized gain
   (loss) on security
   transactions..........         (681)        (6,157)          (604)          219           117
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (322,978)      (541,314)        19,962        28,292        34,374
                           -----------    -----------     ----------    ----------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (78,238)        24,752         17,968        62,018        46,866
                           -----------    -----------     ----------    ----------      --------
UNIT TRANSACTIONS:
  Purchases..............    3,803,208      5,756,075        125,017       296,323       409,270
  Net transfers..........    2,982,270      2,507,882        372,504       498,659       118,172
  Surrenders for benefit
   and payments and
   fees..................     (127,142)      (132,907)        (1,625)       (4,219)      (28,010)
  Net annuity
   transactions..........      --            --               --           --            --
                           -----------    -----------     ----------    ----------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    6,658,336      8,131,050        495,896       790,763       499,432
                           -----------    -----------     ----------    ----------      --------
  Net increase (decrease)
   in net assets.........    6,580,098      8,155,802        513,864       852,781       546,298
NET ASSETS:
  Beginning of period....      --            --               --           --            --
                           -----------    -----------     ----------    ----------      --------
  End of period..........  $ 6,580,098    $ 8,155,802     $  513,864    $  852,781      $546,298
                           ===========    ===========     ==========    ==========      ========

  *  From inception, May 1, 2000, to December 31, 2000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                           HARTFORD GLOBAL  HARTFORD GROWTH   HARTFORD    HARTFORD GLOBAL                  HARTFORD GLOBAL
                             TECHNOLOGY       AND INCOME     HIGH YIELD       LEADERS      HARTFORD INDEX     ADVISERS
                              HLS FUND         HLS FUND       HLS FUND       HLS FUND         HLS FUND       HLS FUND**
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ---------------  -----------  ---------------  --------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $   (8,780)      $  (13,114)      $  (862)     $  (25,338)      $   (8,230)      $  (2,985)
  Capital gains income...       --                48,099        --              32,972           36,687          25,592
  Net realized gain
   (loss) on security
   transactions..........       (75,290)         (35,028)       (1,229)       (185,350)         (21,067)         (9,068)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (144,085)        (126,297)          625        (505,902)        (288,657)        (48,234)
                             ----------       ----------       -------      ----------       ----------       ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (228,155)        (126,340)       (1,466)       (683,618)        (281,267)        (34,695)
                             ----------       ----------       -------      ----------       ----------       ---------
UNIT TRANSACTIONS:
  Purchases..............       125,111          132,859        53,978         321,146          405,214          55,229
  Net transfers..........       128,873          268,915         8,709        (455,671)         315,593          (4,826)
  Surrenders for benefit
   and payments and
   fees..................      (104,885)         (43,660)       (1,508)       (343,580)        (197,386)       (105,362)
  Net annuity
   transactions..........       --               --             --             --               --              --
                             ----------       ----------       -------      ----------       ----------       ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       149,099          358,114        61,179        (478,105)         523,421         (54,959)
                             ----------       ----------       -------      ----------       ----------       ---------
  Net increase (decrease)
   in net assets.........       (79,056)         231,774        59,713      (1,161,723)         242,154         (89,654)
NET ASSETS:
  Beginning of period....       725,586          794,384        34,534       3,596,998        2,085,710         496,636
                             ----------       ----------       -------      ----------       ----------       ---------
  End of period..........    $  646,530       $1,026,158       $94,247      $2,435,275       $2,327,864       $ 406,982
                             ==========       ==========       =======      ==========       ==========       =========

                             HARTFORD
                           INTERNATIONAL
                           OPPORTUNITIES  HARTFORD MIDCAP
                             HLS FUND        HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $  (14,965)     $  (66,497)
  Capital gains income...      199,452         681,058
  Net realized gain
   (loss) on security
   transactions..........      (13,164)        (56,371)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (495,523)       (885,569)
                            ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (324,200)       (327,379)
                            ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............      302,289         695,500
  Net transfers..........      102,176         306,164
  Surrenders for benefit
   and payments and
   fees..................      (86,773)       (454,149)
  Net annuity
   transactions..........        3,341         --
                            ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      321,033         547,515
                            ----------      ----------
  Net increase (decrease)
   in net assets.........       (3,167)        220,136
NET ASSETS:
  Beginning of period....    1,546,231       5,134,915
                            ----------      ----------
  End of period..........   $1,543,064      $5,355,051
                            ==========      ==========

                                                                                                             HARTFORD
                           HARTFORD GLOBAL  HARTFORD GROWTH   HARTFORD    HARTFORD GLOBAL                  INTERNATIONAL
                             TECHNOLOGY       AND INCOME     HIGH YIELD       LEADERS      HARTFORD INDEX    ADVISERS
                              HLS FUND         HLS FUND       HLS FUND       HLS FUND         HLS FUND       HLS FUND
                            SUB-ACCOUNT*      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  -----------  ---------------  --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $   (4,950)      $   (2,531)      $ 2,358      $  (10,743)      $   (3,668)     $  22,299
  Capital gains income...       --                 8,327        --              12,949           14,967         24,263
  Net realized gain
   (loss) on security
   transactions..........        (4,896)          (1,283)            8          (5,464)          25,409           (367)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (343,170)         (56,020)       (2,324)       (366,992)        (182,449)       (79,432)
                             ----------       ----------       -------      ----------       ----------      ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (353,016)         (51,507)           42        (370,250)        (145,741)       (33,237)
                             ----------       ----------       -------      ----------       ----------      ---------
UNIT TRANSACTIONS:
  Purchases..............       565,143          593,628         2,960       2,523,322        1,178,571        331,630
  Net transfers..........       532,991          255,028        33,026       1,524,937        1,087,303        199,446
  Surrenders for benefit
   and payments and
   fees..................       (19,532)          (2,765)       (1,494)        (81,011)         (34,423)        (1,203)
  Net annuity
   transactions..........       --               --             --             --               --             --
                             ----------       ----------       -------      ----------       ----------      ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,078,602          845,891        34,492       3,967,248        2,231,451        529,873
                             ----------       ----------       -------      ----------       ----------      ---------
  Net increase (decrease)
   in net assets.........       725,586          794,384        34,534       3,596,998        2,085,710        496,636
NET ASSETS:
  Beginning of period....       --               --             --             --               --             --
                             ----------       ----------       -------      ----------       ----------      ---------
  End of period..........    $  725,586       $  794,384       $34,534      $3,596,998       $2,085,710      $ 496,636
                             ==========       ==========       =======      ==========       ==========      =========

                             HARTFORD
                           INTERNATIONAL
                           OPPORTUNITIES  HARTFORD MIDCAP
                             HLS FUND        HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $    3,278      $  (33,795)
  Capital gains income...      139,035         116,882
  Net realized gain
   (loss) on security
   transactions..........         (695)         (3,794)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (390,236)        120,746
                            ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (248,618)        200,039
                            ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............    1,442,003       2,889,182
  Net transfers..........      368,756       2,113,418
  Surrenders for benefit
   and payments and
   fees..................      (15,910)        (67,724)
  Net annuity
   transactions..........      --              --
                            ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,794,849       4,934,876
                            ----------      ----------
  Net increase (decrease)
   in net assets.........    1,546,231       5,134,915
NET ASSETS:
  Beginning of period....      --              --
                            ----------      ----------
  End of period..........   $1,546,231      $5,134,915
                            ==========      ==========

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                            HARTFORD
                            MORTGAGE      HARTFORD       HARTFORD    PRUDENTIAL   PRUDENTIAL
                           SECURITIES   SMALL COMPANY     STOCK       JENNISON    20/20 FOCUS
                            HLS FUND      HLS FUND       HLS FUND     PORTFOLIO    PORTFOLIO
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -------------  ------------  -----------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $ 12,345     $  (23,565)   $   (43,396)  $  (11,584)   $ (1,741)
  Capital gains income...     --            132,298        689,055        6,017       1,334
  Net realized gain
   (loss) on security
   transactions..........         42        (82,058)      (109,941)      (9,184)     (1,632)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (61)      (371,541)    (1,780,606)    (131,907)     (5,763)
                            --------     ----------    -----------   ----------    --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     12,326       (344,866)    (1,244,888)    (146,658)     (7,802)
                            --------     ----------    -----------   ----------    --------
UNIT TRANSACTIONS:
  Purchases..............    132,393        501,168      3,402,202      554,727      72,329
  Net transfers..........    198,422        (13,345)     1,764,718      430,994     167,598
  Surrenders for benefit
   and payments and
   fees..................    (15,265)      (234,075)      (848,036)     (28,282)     (9,480)
  Net annuity
   transactions..........     --            --             --            --          --
                            --------     ----------    -----------   ----------    --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    315,550        253,748      4,318,884      957,439     230,447
                            --------     ----------    -----------   ----------    --------
  Net increase (decrease)
   in net assets.........    327,876        (91,118)     3,073,996      810,781     222,645
NET ASSETS:
  Beginning of period....     86,548      2,228,211      7,545,132      437,414      53,777
                            --------     ----------    -----------   ----------    --------
  End of period..........   $414,424     $2,137,093    $10,619,128   $1,248,195    $276,422
                            ========     ==========    ===========   ==========    ========

*** Formerly Mercury V.I. U.S. Large Cap Fund Sub-Account. Change effective on January 29, 2001.

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                            HARTFORD
                            MORTGAGE      HARTFORD      HARTFORD     PRUDENTIAL    PRUDENTIAL
                           SECURITIES   SMALL COMPANY     STOCK       JENNISON    20/20 FOCUS
                            HLS FUND      HLS FUND      HLS FUND     PORTFOLIO     PORTFOLIO
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT*  SUB-ACCOUNT*
                           -----------  -------------  -----------  ------------  ------------
OPERATIONS:
  Net investment income
   (loss)................    $  (178)    $  (20,321)   $  (11,707)   $  (1,600)     $  (182)
  Capital gains income...     --            209,683       493,606       54,017          517
  Net realized gain
   (loss) on security
   transactions..........         57          5,118        11,171        1,759       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      2,366       (657,075)     (900,671)    (130,754)      (2,211)
                             -------     ----------    ----------    ---------      -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      2,245       (462,595)     (407,601)     (76,578)      (1,876)
                             -------     ----------    ----------    ---------      -------
UNIT TRANSACTIONS:
  Purchases..............     71,911      1,879,461     5,950,016      336,003       36,793
  Net transfers..........     12,415        828,264     2,115,208      181,155       18,883
  Surrenders for benefit
   and payments and
   fees..................        (23)       (16,919)     (112,491)      (3,166)         (23)
  Net annuity
   transactions..........     --            --             --           --           --
                             -------     ----------    ----------    ---------      -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     84,303      2,690,806     7,952,733      513,992       55,653
                             -------     ----------    ----------    ---------      -------
  Net increase (decrease)
   in net assets.........     86,548      2,228,211     7,545,132      437,414       53,777
NET ASSETS:
  Beginning of period....     --            --             --           --           --
                             -------     ----------    ----------    ---------      -------
  End of period..........    $86,548     $2,228,211    $7,545,132    $ 437,414      $53,777
                             =======     ==========    ==========    =========      =======

  *  From inception, June 22, 2000 to December 31, 2000
 **  From inception, September 1, 2000 to December 31, 2000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                                                           MERRILL LYNCH                     SALOMON BROTHERS
                              FRANKLIN           MFS         LARGE CAP     SALOMON BROTHERS      VARIABLE      SALOMON BROTHERS
                             TECHNOLOGY        MID CAP      GROWTH FOCUS       VARIABLE         HIGH YIELD         VARIABLE
                           SECURITIES FUND  GROWTH SERIES     FUND***        CAPITAL FUND       BOND FUND       INVESTORS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  -------------  --------------  ----------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................    $  (11,112)     $  (54,418)      $  (209)        $  (13,330)        $ 12,822         $  (3,057)
  Capital gains income...       --               35,483        --                 34,923          --                  9,055
  Net realized gain
   (loss) on security
   transactions..........        (9,907)        (85,139)         (503)            (7,945)              15            (6,052)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (181,485)       (522,459)       (1,307)           (30,297)          (9,988)          (52,964)
                             ----------      ----------       -------         ----------         --------         ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (202,504)       (626,533)       (2,019)           (16,649)           2,849           (53,018)
                             ----------      ----------       -------         ----------         --------         ---------
UNIT TRANSACTIONS:
  Purchases..............       564,849       2,837,154        --                747,085           10,860           351,370
  Net transfers..........       511,867       3,243,092        --                618,434          114,182           219,179
  Surrenders for benefit
   and payments and
   fees..................        (7,640)        (93,504)       (1,377)          (244,953)          (6,909)         (134,507)
  Net annuity
   transactions..........       --                2,295        --               --                --                --
                             ----------      ----------       -------         ----------         --------         ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,069,076       5,989,037        (1,377)         1,120,566          118,133           436,042
                             ----------      ----------       -------         ----------         --------         ---------
  Net increase (decrease)
   in net assets.........       866,572       5,362,504        (3,396)         1,103,917          120,982           383,024
NET ASSETS:
  Beginning of period....       369,361       1,460,748        19,463          2,023,320           62,483           423,502
                             ----------      ----------       -------         ----------         --------         ---------
  End of period..........    $1,235,933      $6,823,252       $16,067         $3,127,237         $183,465         $ 806,526
                             ==========      ==========       =======         ==========         ========         =========

                           SALOMON BROTHERS
                               VARIABLE
                             TOTAL RETURN
                                 FUND
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................     $   3,304
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........          (562)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (9,679)
                              ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (6,937)
                              ---------
UNIT TRANSACTIONS:
  Purchases..............       121,897
  Net transfers..........        21,183
  Surrenders for benefit
   and payments and
   fees..................      (117,030)
  Net annuity
   transactions..........       --
                              ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        26,050
                              ---------
  Net increase (decrease)
   in net assets.........        19,113
NET ASSETS:
  Beginning of period....       355,532
                              ---------
  End of period..........     $ 374,645
                              =========

                                                                                             SALOMON BROTHERS
                              FRANKLIN           MFS        MERCURY V.I.   SALOMON BROTHERS      VARIABLE      SALOMON BROTHERS
                             TECHNOLOGY        MID CAP     U.S. LARGE CAP      VARIABLE         HIGH YIELD         VARIABLE
                           SECURITIES FUND  GROWTH SERIES       FUND         CAPITAL FUND       BOND FUND       INVESTORS FUND
                            SUB-ACCOUNT**   SUB-ACCOUNT**   SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  -------------  --------------  ----------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................     $    (881)     $   (3,293)      $  (210)        $   (1,190)        $ 5,242           $    325
  Capital gains income...       --              --                296            102,107         --                  12,163
  Net realized gain
   (loss) on security
   transactions..........            16          (9,061)         (116)            (2,467)              6             (3,082)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (123,762)        (81,770)       (4,824)           (14,022)         (5,197)            17,345
                              ---------      ----------       -------         ----------         -------           --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (124,627)        (94,124)       (4,854)            84,428              51             26,751
                              ---------      ----------       -------         ----------         -------           --------
UNIT TRANSACTIONS:
  Purchases..............       374,888       1,202,715        --              1,159,215          26,210            222,758
  Net transfers..........       119,786         357,623        25,132            793,355          39,037            174,745
  Surrenders for benefit
   and payments and
   fees..................          (686)         (5,466)         (815)           (13,678)         (2,815)              (752)
  Net annuity
   transactions..........       --              --             --               --               --                 --
                              ---------      ----------       -------         ----------         -------           --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       493,988       1,554,872        24,317          1,938,892          62,432            396,751
                              ---------      ----------       -------         ----------         -------           --------
  Net increase (decrease)
   in net assets.........       369,361       1,460,748        19,463          2,023,320          62,483            423,502
NET ASSETS:
  Beginning of period....       --              --             --               --               --                 --
                              ---------      ----------       -------         ----------         -------           --------
  End of period..........     $ 369,361      $1,460,748       $19,463         $2,023,320         $62,483           $423,502
                              =========      ==========       =======         ==========         =======           ========

                           SALOMON BROTHERS
                               VARIABLE
                             TOTAL RETURN
                                 FUND
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................      $  8,525
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........             2
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         6,526
                               --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        15,053
                               --------
UNIT TRANSACTIONS:
  Purchases..............       202,748
  Net transfers..........       138,433
  Surrenders for benefit
   and payments and
   fees..................          (702)
  Net annuity
   transactions..........       --
                               --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       340,479
                               --------
  Net increase (decrease)
   in net assets.........       355,532
NET ASSETS:
  Beginning of period....       --
                               --------
  End of period..........      $355,532
                               ========

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                             AIM V.I.       AIM V.I.       AIM V.I.
                            AGGRESSIVE     BASIC VALUE     BLUE CHIP
                            GROWTH FUND       FUND           FUND
                           SUB-ACCOUNT**  SUB-ACCOUNT**  SUB-ACCOUNT**
                           -------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $   (195)     $   (1,030)    $   (2,111)
  Capital gains income...      --             --             --
  Net realized gain
   (loss) on security
   transactions..........           2              26             61
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       2,711          74,539         41,056
                             --------      ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       2,518          73,535         39,006
                             --------      ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............     168,077       1,325,256        874,859
  Net transfers..........       7,090         491,842        130,948
  Surrenders for benefit
   and payments and
   fees..................         (17)         (5,179)        (1,733)
  Net annuity
   transactions..........      --             --             --
                             --------      ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     175,150       1,811,919      1,004,074
                             --------      ----------     ----------
  Net increase (decrease)
   in net assets.........     177,668       1,885,454      1,043,080
NET ASSETS:
  Beginning of period....      --             --             --
                             --------      ----------     ----------
  End of period..........    $177,668      $1,885,454     $1,043,080
                             ========      ==========     ==========

  *  From inception, May 5, 2001 to December 31,2001.
 **  From inception, September 20, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                               AIM V.I.           AIM V.I.         AIM V.I.        AIM V.I.      AIM V.I.       AIM V.I.
                                CAPITAL       DENT DEMOGRAPHIC    GOVERNMENT      HIGH YIELD   INTERNATIONAL  MIDCAP EQUITY
                           APPRECIATION FUND    TRENDS FUND     SECURITIES FUND      FUND       EQUITY FUND       FUND
                             SUB-ACCOUNT*      SUB-ACCOUNT**     SUB-ACCOUNT**   SUB-ACCOUNT*  SUB-ACCOUNT**  SUB-ACCOUNT**
                           -----------------  ----------------  ---------------  ------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $   (2,503)         $   (260)        $ 16,260        $ 23,796       $  (123)      $   (922)
  Capital gains income...        109,366           --               --               --               534         --
  Net realized gain
   (loss) on security
   transactions..........             49                (5)             330              98        22,166         29,557
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (92,565)            6,837          (23,087)        (25,218)         (314)        24,829
                              ----------          --------         --------        --------       -------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         14,347             6,572           (6,497)         (1,324)       22,263         53,464
                              ----------          --------         --------        --------       -------       --------
UNIT TRANSACTIONS:
  Purchases..............        756,805            95,427          412,649         106,240        19,843        605,139
  Net transfers..........        729,611            38,404          363,222         121,955       (21,984)        68,794
  Surrenders for benefit
   and payments and
   fees..................        (10,547)           (1,209)          (9,822)         (1,027)          (19)        (2,608)
  Net annuity
   transactions..........       --                 --               --               --            --             --
                              ----------          --------         --------        --------       -------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,475,869           132,622          766,049         227,168        (2,160)       671,325
                              ----------          --------         --------        --------       -------       --------
  Net increase (decrease)
   in net assets.........      1,490,216           139,194          759,552         225,844        20,103        724,789
NET ASSETS:
  Beginning of period....       --                 --               --               --            --             --
                              ----------          --------         --------        --------       -------       --------
  End of period..........     $1,490,216          $139,194         $759,552        $225,844       $20,103       $724,789
                              ==========          ========         ========        ========       =======       ========

                             AIM V.I.
                              VALUE
                               FUND
                           SUB-ACCOUNT*
                           ------------
OPERATIONS:
  Net investment income
   (loss)................   $   (3,290)
  Capital gains income...       21,761
  Net realized gain
   (loss) on security
   transactions..........         (694)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (7,398)
                            ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       10,379
                            ----------
UNIT TRANSACTIONS:
  Purchases..............      927,183
  Net transfers..........      373,147
  Surrenders for benefit
   and payments and
   fees..................       (7,163)
  Net annuity
   transactions..........      --
                            ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,293,167
                            ----------
  Net increase (decrease)
   in net assets.........    1,303,546
NET ASSETS:
  Beginning of period....      --
                            ----------
  End of period..........   $1,303,546
                            ==========

  *  From inception, May 5, 2001 to December 31,2001.
 **  From inception, September 20, 2001 to December 31, 2001.

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                            AMERICAN FUNDS                                                           HARTFORD
                               BLUE CHIP             HARTFORD                HARTFORD                 GLOBAL
                           INCOME AND GROWTH          FOCUS           GLOBAL COMMUNICATIONS     FINANCIAL SERVICES
                                 FUND                HLS FUND                HLS FUND                HLS FUND
                             SUB-ACCOUNT**         SUB-ACCOUNT*            SUB-ACCOUNT*            SUB-ACCOUNT*
                           -----------------  ----------------------  ----------------------  ----------------------
OPERATIONS:
  Net investment income
   (loss)................     $    4,427            $--                     $--                     $     (107)
  Capital gains income...       --                   --                      --                      --
  Net realized gain
   (loss) on security
   transactions..........        (29,495)            --                      --                      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         36,943                     3                      30                  (1,092)
                              ----------            ----------              ----------              ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         11,875                     3                      30                  (1,199)
                              ----------            ----------              ----------              ----------
UNIT TRANSACTIONS:
  Purchases..............      3,180,361             --                      --                          2,725
  Net transfers..........      1,470,053                    49                     790                  22,397
  Surrenders for benefit
   and payments and
   fees..................        (22,343)            --                      --                      --
  Net annuity
   transactions..........       --                   --                      --                      --
                              ----------            ----------              ----------              ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      4,628,071                    49                     790                  25,122
                              ----------            ----------              ----------              ----------
  Net increase (decrease)
   in net assets.........      4,639,946                    52                     820                  23,923
NET ASSETS:
  Beginning of period....       --                   --                      --                      --
                              ----------            ----------              ----------              ----------
  End of period..........     $4,639,946            $       52              $      820              $   23,923
                              ==========            ==========              ==========              ==========

                                  HARTFORD
                           INTERNATIONAL CAPITAL
                                APPRECIATION
                                  HLS FUND
                                SUB-ACCOUNT*
                           ----------------------
OPERATIONS:
  Net investment income
   (loss)................        $       (2)
  Capital gains income...         --
  Net realized gain
   (loss) on security
   transactions..........         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................               145
                                 ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............               143
                                 ----------
UNIT TRANSACTIONS:
  Purchases..............         --
  Net transfers..........               838
  Surrenders for benefit
   and payments and
   fees..................         --
  Net annuity
   transactions..........         --
                                 ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........               838
                                 ----------
  Net increase (decrease)
   in net assets.........               981
NET ASSETS:
  Beginning of period....         --
                                 ----------
  End of period..........        $      981
                                 ==========

  *  From inception, May 1, 2001 to December 31, 2001.
 **  From inception, July 5, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-52 ____________________________________

                                                                                              NATIONS MARSICO
                             HARTFORD                        NATIONS            NATIONS        INTERNATIONAL
                           MIDCAP VALUE  HARTFORD VALUE  ASSET ALLOCATION    MARSICO 21ST      OPPORTUNITIES
                             HLS FUND       HLS FUND        PORTFOLIO      CENTURY PORTFOLIO     PORTFOLIO
                           SUB-ACCOUNT*   SUB-ACCOUNT*     SUB-ACCOUNT*      SUB-ACCOUNT*      SUB-ACCOUNT*
                           ------------  --------------  ----------------  -----------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $  (139)       $   (21)        $   18,835         $ (2,097)         $   (288)
  Capital gains income...     --                124           --                --                     20
  Net realized gain
   (loss) on security
   transactions..........       (301)             1                (11)             410               (15)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      2,482          1,713            (42,573)           3,636             1,502
                             -------        -------         ----------         --------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      2,042          1,817            (23,749)           1,949             1,219
                             -------        -------         ----------         --------          --------
UNIT TRANSACTIONS:
  Purchases..............     12,958         --              1,030,567          312,454            40,730
  Net transfers..........     53,347         32,428            356,699          177,044            73,774
  Surrenders for benefit
   and payments and
   fees..................         (2)        --                (17,962)            (334)           (1,652)
  Net annuity
   transactions..........     --             --               --                --                --
                             -------        -------         ----------         --------          --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     66,303         32,428          1,369,304          489,164           112,852
                             -------        -------         ----------         --------          --------
  Net increase (decrease)
   in net assets.........     68,345         34,245          1,345,555          491,113           114,071
NET ASSETS:
  Beginning of period....     --             --               --                --
                             -------        -------         ----------         --------          --------
  End of period..........    $68,345        $34,245         $1,345,555         $491,113          $114,071
                             =======        =======         ==========         ========          ========

  *  From inception, May 1, 2001 to December 31, 2001.
 **  From inception, July 5, 2001 to December 31, 2001.

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                              NATIONS         NATIONS
                           CAPITAL GROWTH  SMALL COMPANY      NATIONS
                             PORTFOLIO       PORTFOLIO    VALUE PORTFOLIO
                            SUB-ACCOUNT*   SUB-ACCOUNT*    SUB-ACCOUNT*
                           --------------  -------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................     $   (660)      $ (3,205)      $    3,195
  Capital gains income...      --               2,618          --
  Net realized gain
   (loss) on security
   transactions..........          (66)           113          (10,263)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (2,672)        32,300           14,604
                              --------       --------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (3,398)        31,826            7,536
                              --------       --------       ----------
UNIT TRANSACTIONS:
  Purchases..............      138,388        384,429          670,506
  Net transfers..........       16,511        261,539          423,383
  Surrenders for benefit
   and payments and
   fees..................       (2,549)        (4,859)          (8,149)
  Net annuity
   transactions..........      --              --              --
                              --------       --------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      152,350        641,109        1,085,740
                              --------       --------       ----------
  Net increase (decrease)
   in net assets.........      148,952        672,935        1,093,276
NET ASSETS:
  Beginning of period....      --              --              --
                              --------       --------       ----------
  End of period..........     $148,952       $672,935       $1,093,276
                              ========       ========       ==========

  *  From inception, May 1, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-54 ____________________________________

                                NATIONS           NATIONS
                                MARSICO           MARSICO         NATIONS         NATIONS         NATIONS
                           GROWTH AND INCOME  FOCUSED EQUITIES   HIGH YIELD    INTERNATIONAL   MIDCAP GROWTH
                               PORTFOLIO         PORTFOLIO       PORTFOLIO    VALUE PORTFOLIO    PORTFOLIO
                             SUB-ACCOUNT*       SUB-ACCOUNT*    SUB-ACCOUNT*   SUB-ACCOUNT*    SUB-ACCOUNT*
                           -----------------  ----------------  ------------  ---------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $   (6,658)        $   (6,459)     $   90,963     $    1,240       $ (2,351)
  Capital gains income...       --                 --               --               5,861         --
  Net realized gain
   (loss) on security
   transactions..........         (3,982)            (2,724)            126         (5,454)        (4,768)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          6,931             (8,483)        (77,901)       (27,110)        (1,050)
                              ----------         ----------      ----------     ----------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (3,709)           (17,666)         13,188        (25,463)        (8,169)
                              ----------         ----------      ----------     ----------       --------
UNIT TRANSACTIONS:
  Purchases..............        816,730            696,998         788,156        737,661        338,275
  Net transfers..........        628,877            693,236         397,658        524,063        251,634
  Surrenders for benefit
   and payments and
   fees..................         (4,423)           (15,213)         (8,095)        (9,277)        (5,871)
  Net annuity
   transactions..........       --                 --               --             --              --
                              ----------         ----------      ----------     ----------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,441,184          1,375,021       1,177,719      1,252,447        584,038
                              ----------         ----------      ----------     ----------       --------
  Net increase (decrease)
   in net assets.........      1,437,475          1,357,355       1,190,907      1,226,984        575,869
NET ASSETS:
  Beginning of period....       --                 --               --             --              --
                              ----------         ----------      ----------     ----------       --------
  End of period..........     $1,437,475         $1,357,355      $1,190,907     $1,226,984       $575,869
                              ==========         ==========      ==========     ==========       ========


                                  JENNISON
                               INTERNATIONAL         PRUDENTIAL
                              GROWTH PORTFOLIO     VALUE PORTFOLIO
                                SUB-ACCOUNT*        SUB-ACCOUNT*
                           ----------------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................        $       (9)          $   (132)
  Capital gains income...         --                     9,615
  Net realized gain
   (loss) on security
   transactions..........                (1)               (23)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................              (142)           (13,293)
                                 ----------           --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............              (152)            (3,833)
                                 ----------           --------
UNIT TRANSACTIONS:
  Purchases..............             1,730            176,647
  Net transfers..........         --                    45,517
  Surrenders for benefit
   and payments and
   fees..................         --                      (816)
  Net annuity
   transactions..........         --                   --
                                 ----------           --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........             1,730            221,348
                                 ----------           --------
  Net increase (decrease)
   in net assets.........             1,578            217,515
NET ASSETS:
  Beginning of period....         --                   --
                                 ----------           --------
  End of period..........        $    1,578           $217,515
                                 ==========           ========

  *  From inception, May 1, 2001 to December 31, 2001.

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

 1.  ORGANIZATION:

    Separate Account Seven (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractowners of the Company in various mutual funds (the Funds) as directed by the contractowners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2001.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    DEDUCTIONS AND CHARGES--Certain amounts are deducted from the Contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.25% of the contract's value for the mortality and expense risks which the company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) ADMINISTRATIVE CHARGE--The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.15% of the contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   d) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-56 ____________________________________

 4.  FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios and total return showing the minimum and maximum contract charges for which a series of each subaccount had units issued or outstanding during the reporting period.

                                                                              INVESTMENT
                                            UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS      FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           ------------  ----------  --------------  -------  ----------  ---------
HL Separate Account Seven
Investments in AIM
 Variable Insurance
 Trust:
  AIM V.I. Aggressive
   Growth Fund
    2001 Lowest contract
     charges.............        47,821    1.180687         56,461     0.33%    --           18.07%
        Highest contract
         charges.........           345    1.178713            407     0.49%    --           17.87%
        Remaining
         contract
         charges.........       102,407      --            120,800     --       --           --
  AIM V.I. Basic Value
   Fund
    2001 Lowest contract
     charges.............       458,044    1.170960        536,352     0.36%     0.20%       17.10%
        Highest contract
         charges.........        97,071    1.169003        113,476     0.47%     0.19%       16.90%
        Remaining
         contract
         charges.........     1,056,058      --          1,235,626     --       --           --
  AIM V.I. Blue Chip Fund
    2001 Lowest contract
     charges.............       150,346    1.190472        178,983     0.35%     0.02%       19.05%
        Highest contract
         charges.........           362    1.188482            431     0.50%     0.02%       18.85%
        Remaining
         contract
         charges.........       726,092      --            863,666     --       --           --
  AIM V.I. Dent
   Demographic Trends
   Fund
    2001 Lowest contract
     charges.............        11,288    1.288945         14,549     0.15%    --           28.89%
        Highest contract
         charges.........           354    1.286794            456     0.50%    --           28.68%
        Remaining
         contract
         charges.........        96,449      --            124,188     --       --           --
  AIM V.I. Government
   Securities Fund
    2001 Lowest contract
     charges.............       294,975    0.999945        294,959     0.37%     3.88%       (0.01)%
        Highest contract
         charges.........         9,892    0.998268          9,875     0.49%     4.73%       (0.17)%
        Remaining
         contract
         charges.........       455,143      --            454,719     --       --           --
  AIM V.I. International
   Equity Fund
    2001 Lowest contract
     charges.............         4,491    1.100962          4,945     0.31%     1.31%       10.10%
        Highest contract
         charges.........         6,375    1.099736          7,010     0.43%     1.27%        9.97%
        Remaining
         contract
         charges.........         7,407      --              8,148     --       --           --
  AIM V.I. Mid Cap Equity
   Fund
    2001 Lowest contract
     charges.............       150,846    1.152460        173,844     0.35%     0.28%       15.25%
        Highest contract
         charges.........        52,155    1.150530         60,006     0.42%     0.21%       15.05%
        Remaining
         contract
         charges.........       426,384      --            490,939     --       --           --
  AIM V.I. Capital
   Appreciation Fund
    2001 Lowest contract
     charges.............       126,447    1.254982        158,688     0.36%    --           25.50%
        Highest contract
         charges.........        22,375    0.863085         19,311     1.31%    --          (13.69)%
        Remaining
         contract
         charges.........     1,108,173      --          1,312,216     --       --           --
  AIM V.I. High Yield
   Fund
    2001 Lowest contract
     charges.............        94,342    0.942259         88,895     1.10%    22.51%       (5.77)%
        Highest contract
         charges.........        97,924    0.940051         92,054     1.32%    24.50%       (5.99)%
        Remaining
         contract
         charges.........        47,708      --             44,895     --       --           --
  AIM V.I. Value Fund
    2001 Lowest contract
     charges.............       161,484    1.167129        188,473     0.36%     0.21%       16.71%
        Highest contract
         charges.........        97,812    0.881166         86,189     1.30%     0.24%      (11.88)%
        Remaining
         contract
         charges.........     1,135,061      --          1,028,885     --       --           --
Investments in Hartford
 HLS Fund, Inc.:
  Hartford Money Market
   HLS Fund, Inc.
    2001 Lowest contract
     charges.............         6,585    1.091492          7,188     0.48%     0.89%        2.89%
        Highest contract
         charges.........       846,534    1.005429        851,130     1.30%     1.48%        0.54%
        Remaining
         contract
         charges.........    57,660,935      --         66,222,651     --       --           --

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                              INVESTMENT
                                            UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS      FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           ------------  ----------  --------------  -------  ----------  ---------
Investments in American
 Funds Insurance Series:
  Asset Allocation Fund
    2001 Lowest contract
     charges.............       891,386    9.975280      8,891,824     1.37%     3.44%       (0.88)%
        Highest contract
         charges.........        66,383    9.861497        654,638     1.76%     1.18%       (3.42)%
        Remaining
         contract
         charges.........     1,152,122      --         11,483,466     --       --           --
  Blue Chip Income and
   Growth Fund
    2001 Lowest contract
     charges.............     1,258,038    0.939729      1,182,215     0.65%     0.93%       (6.03)%
        Highest contract
         charges.........       524,336    0.936956        491,280     0.92%     0.95%       (6.30)%
        Remaining
         contract
         charges.........     3,161,262      --          2,966,451     --       --           --
  Bond Fund
    2001 Lowest contract
     charges.............     1,028,906   11.158333     11,480,874     1.37%     4.84%        6.64%
        Highest contract
         charges.........       127,876   11.031113      1,410,614     1.70%     1.56%        3.23%
        Remaining
         contract
         charges.........     1,419,330      --         15,654,918     --       --           --
  Global Growth Fund
    2001 Lowest contract
     charges.............           120    9.380782          1,130     0.21%     0.00%      (15.03)%
        Highest contract
         charges.........        48,387    9.352564        452,539     1.75%     1.10%      (20.41)%
        Remaining
         contract
         charges.........     1,774,686      --         16,557,263     --       --           --
  Global Small
   Capitalization Fund
    2001 Lowest contract
     charges.............       363,278    9.750312      3,542,075     1.38%     0.86%      (14.07)%
        Highest contract
         charges.........        13,586    9.638932        130,954     1.70%     0.46%      (18.13)%
        Remaining
         contract
         charges.........       429,422      --          4,144,815     --       --           --
  Growth Fund
    2001 Lowest contract
     charges.............         2,195   10.793870         23,691     0.88%     0.29%      (18.93)%
        Highest contract
         charges.........       294,561   10.288947      3,030,719     1.78%     0.27%      (24.38)%
        Remaining
         contract
         charges.........    10,269,826      --        103,474,349     --       --           --
  Growth-Income Fund
    2001 Lowest contract
     charges.............         1,947   11.588474         22,557     0.83%     0.00%        1.59%
        Highest contract
         charges.........       402,520   10.207943      4,108,905     1.74%     0.85%       (3.33)%
        Remaining
         contract
         charges.........    10,752,532      --        110,759,897     --       --           --
  International Fund
    2001 Lowest contract
     charges.............           391    8.453967          3,305     0.91%     0.84%      (20.65)%
        Highest contract
         charges.........        62,368    8.800789        548,888     1.74%     0.41%      (24.12)%
        Remaining
         contract
         charges.........     3,047,778      --         26,818,897     --       --           --
  New World Fund
    2001 Lowest contract
     charges.............       208,197    9.481613      1,974,042     1.38%     0.19%       (5.53)%
        Highest contract
         charges.........         3,864    9.373399         36,219     1.78%     0.20%      (10.41)%
        Remaining
         contract
         charges.........       161,630      --          1,516,592     --       --           --
Investments in Franklin
 Templeton Variable
  Insurance Products
   Trust:
  Franklin Real Estate
   Fund
    2001 Lowest contract
     charges.............        88,039   12.205308      1,074,540     1.37%     3.71%        6.38%
        Highest contract
         charges.........         8,895   12.066122        107,329     1.74%    --            3.94%
        Remaining
         contract
         charges.........       187,809      --          2,235,850     --       --           --
  Franklin Small Cap Fund
    2001 Lowest contract
     charges.............           102   11.193018          1,137     0.64%    --          (16.05)%
        Highest contract
         charges.........        17,907   11.566880        207,129     1.77%     0.27%      (21.27)%
        Remaining
         contract
         charges.........     1,298,555      --         14,760,648     --       --           --
  Mutual Shares
   Securities Fund
    2001 Lowest contract
     charges.............            89   12.870679          1,152     0.65%    --            6.03%
        Highest contract
         charges.........        46,888   11.415795        535,263     1.76%     0.39%       (0.04)%
        Remaining
         contract
         charges.........     1,573,633      --         18,059,751     --       --           --
  Franklin Strategic
   Income Securities Fund
    2001 Lowest contract
     charges.............       193,158   10.866369      2,098,930     1.37%     5.70%        3.05%
        Highest contract
         charges.........         6,744   10.742457         72,450     1.75%    13.60%       (1.10)%
        Remaining
         contract
         charges.........       257,884      --          2,772,245     --       --           --

_____________________________________ SA-58 ____________________________________

                                                                              INVESTMENT
                                            UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS      FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           ------------  ----------  --------------  -------  ----------  ---------
  Franklin Technology
   Securities Fund
    2001 Lowest contract
     charges.............       153,948    3.984026        613,333     1.38%    --          (30.57)%
        Highest contract
         charges.........        10,639    3.955422         42,083     1.81%    --          (41.08)%
        Remaining
         contract
         charges.........       142,573      --            580,517     --       --           --
Investments in the MFS
 Variable Insurance
 Trust:
  MFS Capital
   Opportunities Series
    2001 Lowest contract
     charges.............            14    9.316962            126     0.46%    --          (24.32)%
        Highest contract
         charges.........        21,186    8.658657        183,439     1.78%    --          (30.81)%
        Remaining
         contract
         charges.........     1,926,436      --         16,520,999     --       --           --
  MFS Emerging Growth
   Series
    2001 Lowest contract
     charges.............     1,242,368    8.018392      9,961,796     1.38%    --          (34.41)%
        Highest contract
         charges.........        19,276    7.926819        152,798     1.80%    --          (31.27)%
        Remaining
         contract
         charges.........     1,077,276      --          8,460,142     --       --           --
  MFS Global Equity
   Series
    2001 Lowest contract
     charges.............        62,809    9.437039        592,730     1.38%     0.26%      (11.20)%
        Highest contract
         charges.........           220    9.329370          2,057     1.33%     2.12%      (11.51)%
        Remaining
         contract
         charges.........        45,069      --            420,702     --       --           --
  MFS Investors Growth
   Stock Series
    2001 Lowest contract
     charges.............            14    8.683925            124     0.47%    --          (24.97)%
        Highest contract
         charges.........        19,825    8.222021        163,005     1.77%     0.02%      (26.88)%
        Remaining
         contract
         charges.........     2,144,253      --         17,554,004     --       --           --
  MFS Investors Trust
   Series
    2001 Lowest contract
     charges.............       959,745    8.130073      7,802,794     1.38%     0.49%      (17.12)%
        Highest contract
         charges.........        24,325    8.037315        195,508     1.78%     0.32%      (16.78)%
        Remaining
         contract
         charges.........       807,760      --          6,524,494     --       --           --
  MFS High Income Series
    2001 Lowest contract
     charges.............       307,674    9.311731      2,864,980     1.38%     7.35%        0.65%
        Highest contract
         charges.........         1,591    9.205533         14,648     1.72%    --           (5.64)%
        Remaining
         contract
         charges.........       372,809      --          3,454,933     --       --           --
  MFS Mid Cap Growth
   Series
    2001 Lowest contract
     charges.............       465,657    6.931960      3,227,919     1.37%     0.04%      (18.70)%
        Highest contract
         charges.........        47,918    6.882349        329,789     1.78%     0.02%      (25.28)%
        Remaining
         contract
         charges.........       464,637      --          3,265,544     --       --           --
  MFS New Discovery
   Series
    2001 Lowest contract
     charges.............       330,350   12.976150      4,286,669     1.38%    --           (6.35)%
        Highest contract
         charges.........         2,337   12.828048         29,981     1.79%    --          (13.24)%
        Remaining
         contract
         charges.........       240,775      --          2,990,724     --       --           --
  MFS Total Return Series
    2001 Lowest contract
     charges.............            96   11.807401          1,138    (1.22)%   --           (0.70)%
        Highest contract
         charges.........       105,226   10.845432      1,141,226     1.76%     0.40%       (1.18)%
        Remaining
         contract
         charges.........     2,149,734      --         23,410,999     --       --           --
Investments in Nations
 Separate Account Trust:
  Nations High Yield
   Portfolio
    2001 Lowest contract
     charges.............       734,885    1.009060        741,543     1.09%    17.14%        0.91%
        Highest contract
         charges.........       205,220    1.006706        206,597     1.31%    17.08%        0.67%
        Remaining
         contract
         charges.........       240,897      --            242,768     --       --           --
  International Value
    2001 Lowest contract
     charges.............       923,076    0.882650        814,753     1.08%     1.34%      (11.74)%
        Highest contract
         charges.........       117,357    0.880584        103,343     1.33%     0.92%      (11.94)%
        Remaining
         contract
         charges.........       350,401      --            308,889     --       --           --
  Nations Marsico Focused
   Equity Portfolio
    2001 Lowest contract
     charges.............     1,103,136    0.908095      1,001,753     1.08%    --           (9.19)%
        Highest contract
         charges.........       148,877    0.905970        134,878     1.32%    --           (9.40)%
        Remaining
         contract
         charges.........       243,378      --            220,725     --       --           --

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                              INVESTMENT
                                            UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS      FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           ------------  ----------  --------------  -------  ----------  ---------
  Nations Marsico Growth
   & Income Portfolio
    2001 Lowest contract
     charges.............     1,141,615    0.893080      1,019,553     1.09%    --          (10.69)%
        Highest contract
         charges.........       229,179    0.890980        204,193     1.30%    --          (10.90)%
        Remaining
         contract
         charges.........       239,628      --            213,728     --       --           --
  Nations Value Portfolio
    2001 Lowest contract
     charges.............       768,414    0.939108        721,623     1.09%     1.61%       (6.09)%
        Highest contract
         charges.........       138,221    0.936903        129,500     1.31%     1.65%       (6.31)%
        Remaining
         contract
         charges.........       258,184      --            242,153     --       --           --
  Nations Asset
   Allocation Portfolio
    2001 Lowest contract
     charges.............     1,121,992    0.941100      1,055,907     1.10%     3.36%       (5.89)%
        Highest contract
         charges.........        18,885    0.938905         17,731     1.28%     6.62%       (6.11)%
        Remaining
         contract
         charges.........       289,315      --            271,917     --       --           --
  Nations Capital Growth
   Portfolio
    2001 Lowest contract
     charges.............       123,079    0.891970        109,782     1.10%     0.23%      (10.80)%
        Highest contract
         charges.........        31,046    0.889881         27,627     1.30%     0.32%      (11.01)%
        Remaining
         contract
         charges.........        12,959      --             11,542     --       --           --
  Nations MidCap Growth
   Portfolio
    2001 Lowest contract
     charges.............       637,623    0.834444        532,061     1.08%    --          (16.56)%
        Highest contract
         charges.........         2,453    0.832491          2,042     1.31%    --          (16.75)%
        Remaining
         contract
         charges.........        50,118      --             41,766     --       --           --
  Nations Small Company
   Portfolio
    2001 Lowest contract
     charges.............       477,133    1.013551        483,599     1.09%    --            1.36%
        Highest contract
         charges.........       104,846    1.011177        106,018     1.32%    --            1.12%
        Remaining
         contract
         charges.........        82,310      --             83,318     --       --           --
Investments in the
 Franklin Templeton
  Variable Insurance
   Products Trust:
  Templeton Asset
   Strategy Fund
    2001 Lowest contract
     charges.............       142,846    9.521245      1,360,074     1.38%     1.32%      (11.20)%
        Highest contract
         charges.........         3,161    9.412598         29,755     1.65%     1.85%      (11.87)%
        Remaining
         contract
         charges.........       161,817   1,531,201       --           --       --
  Templeton International
   Securities Fund
    2001 Lowest contract
     charges.............       288,512    8.740011      2,521,601     1.38%     2.87%      (17.16)%
        Highest contract
         charges.........         1,766    8.640238         15,258     1.80%     5.39%      (17.26)%
        Remaining
         contract
         charges.........       518,017      --          4,487,865     --       --           --
  Templeton Developing
   Markets Securities
   Fund
    2001 Lowest contract
     charges.............        67,339    7.008039        471,911     1.38%     1.04%       (9.36)%
        Highest contract
         charges.........           239    6.927973          1,653     1.81%    --          (16.88)%
        Remaining
         contract
         charges.........        56,622      --            401,500     --       --           --
  Templeton Growth
   Securities Fund
    2001 Lowest contract
     charges.............       266,440   10.340363      2,755,091     1.38%     1.88%       (2.68)%
        Highest contract
         charges.........        13,545   10.222412        138,462     1.76%     0.58%       (3.82)%
        Remaining
         contract
         charges.........       437,519      --          4,492,981     --       --           --
Investments in Hartford
 HLS Fund, Inc.:
  Hartford Advisers HLS
   Fund
    2001 Lowest contract
     charges.............     7,825,629    1.107730      8,668,684     1.38%     2.07%       (6.14)%
        Highest contract
         charges.........       324,094    0.948949        307,549     1.32%     2.44%       (5.11)%
        Remaining
         contract
         charges.........     6,353,361      --          6,103,905     --       --           --
  Hartford Capital
   Appreciation HLS Fund
    2001 Lowest contract
     charges.............     6,459,931    1.391694      8,990,248     1.38%     0.57%       (8.40)%
        Highest contract
         charges.........       174,500    0.878290        153,261     1.33%     0.71%      (12.17)%
        Remaining
         contract
         charges.........     6,055,579      --          5,602,008     --       --           --
  Hartford Bond HLS Fund
    2001 Lowest contract
     charges.............     1,109,349    1.193725      1,324,257     1.37%     3.90%        6.98%
        Highest contract
         charges.........       508,477    1.037260        527,422     1.31%     1.56%        3.73%
        Remaining
         contract
         charges.........     5,768,931      --          6,026,018     --       --           --

_____________________________________ SA-60 ____________________________________

                                                                              INVESTMENT
                                            UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS      FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           ------------  ----------  --------------  -------  ----------  ---------
  Hartford Dividend and
   Growth HLS Fund
    2001 Lowest contract
     charges.............     1,652,693    1.098868      1,816,091     1.37%     1.82%       (5.54)%
        Highest contract
         charges.........       213,596    0.943379        201,502     1.31%     2.87%       (5.66)%
        Remaining
         contract
         charges.........     2,472,704      --          2,352,410     --       --           --
  Hartford Focus HLS Fund
    2001 Lowest contract
     charges.............            50    1.028346             52     0.32%     0.64%        2.83%
        Highest contract
         charges.........       --           --           --           --       --           --
        Remaining
         contract
         charges.........       --           --           --           --       --           --
  Hartford Global
   Communications HLS
   Fund
    2001 Lowest contract
     charges.............         1,157    0.708772            820     0.87%     1.09%      (29.12)%
        Highest contract
         charges.........       --           --           --           --       --           --
        Remaining
         contract
         charges.........       --           --           --           --       --           --
  Hartford Global
   Financial Services HLS
   Fund
    2001 Lowest contract
     charges.............        25,195    0.949496         23,923     0.92%     0.43%       (5.05)%
        Highest contract
         charges.........       --           --           --           --       --           --
        Remaining
         contract
         charges.........       --           --           --           --       --           --
  Hartford Global Health
   HLS Fund
    2001 Lowest contract
     charges.............       461,055    1.472778        679,032     1.37%    --            0.44%
        Highest contract
         charges.........         4,751    1.466397          6,966     1.59%    --            6.09%
        Remaining
         contract
         charges.........       114,177      --            167,740     --       --           --
  Hartford Global
   Technology HLS Fund
    2001 Lowest contract
     charges.............     1,267,220    0.470834        596,650     1.39%    --          (24.02)%
        Highest contract
         charges.........         4,184    0.469962          1,966     1.42%    --          (35.38)%
        Remaining
         contract
         charges.........       102,020      --             47,914     --       --           --
  Hartford Growth and
   Income HLS Fund
    2001 Lowest contract
     charges.............       778,701    1.195619        931,030     1.38%    --           (9.46)%
        Highest contract
         charges.........         7,723    1.189781          9,188     1.59%    --          (13.98)%
        Remaining
         contract
         charges.........        72,098      --             85,940     --       --           --
  Hartford High Yield HLS
   Fund
    2001 Lowest contract
     charges.............        72,545    1.075979         78,057     1.38%     0.08%        1.11%
        Highest contract
         charges.........        15,092    1.072706         16,190     1.54%     0.10%         .96%
        Remaining
         contract
         charges.........       --           --           --           --       --           --
  Hartford International
   Capital Appreciation
   HLS Fund
    2001 Lowest contract
     charges.............         1,150    0.852561            981     0.87%     0.19%      (14.74)%
        Highest contract
         charges.........       --           --           --           --       --           --
        Remaining
         contract
         charges.........       --           --           --           --       --           --
  Hartford Global Leaders
   HLS Fund
    2001 Lowest contract
     charges.............     1,525,357    1.466613      2,237,108     1.39%     0.38%      (17.89)%
        Highest contract
         charges.........           674    1.463915            986     1.40%     0.93%      (17.15)%
        Remaining
         contract
         charges.........       134,855      --            197,180     --       --           --
  Hartford Index HLS Fund
    2001 Lowest contract
     charges.............       517,338    4.311139      2,230,314     1.38%     0.88%      (13.69)%
        Highest contract
         charges.........         1,594    4.303187          6,861     1.45%     1.20%      (16.54)%
        Remaining
         contract
         charges.........        21,100      --             90,689     --       --           --
  Hartford Global
   Advisers HLS Fund
    2001 Lowest contract
     charges.............       248,377    1.522857        378,243     1.38%     0.56%       (7.72)%
        Highest contract
         charges.........         8,252    1.515441         12,505     1.59%     0.64%       (7.98)%
        Remaining
         contract
         charges.........        10,693      --             16,233     --       --           --
  Hartford International
   Opportunities HLS Fund
    2001 Lowest contract
     charges.............     1,344,963    0.880594      1,184,367     1.38%     0.24%      (20.01)%
        Highest contract
         charges.........        18,056    0.860063         15,529     1.32%     0.02%      (13.99)%
        Remaining
         contract
         charges.........       396,775      --            343,168     --       --           --

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                              INVESTMENT
                                            UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS      FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           ------------  ----------  --------------  -------  ----------  ---------
  Hartford MidCap HLS
   Fund
    2001 Lowest contract
     charges.............     2,037,726    2.407352      4,905,524     1.38%    --           (5.13)%
        Highest contract
         charges.........         4,054    2.395610          9,711     1.59%    --           (6.39)%
        Remaining
         contract
         charges.........       183,254      --            439,816     --       --           --
  Hartford MidCap Value
   HLS Fund
    2001 Lowest contract
     charges.............        57,533    0.989394         56,923     0.87%     0.24%       (1.06)%
        Highest contract
         charges.........        11,556    0.988404         11,422     0.98%     0.25%       (1.16)%
        Remaining
         contract
         charges.........       --           --           --           --       --           --
  Hartford Mortgage
   Securities HLS Fund
    2001 Lowest contract
     charges.............       133,756    2.545922        340,533     1.37%     5.97%        5.82%
        Highest contract
         charges.........         3,920    2.541242          9,963     1.42%     4.98%        4.79%
        Remaining
         contract
         charges.........        25,186      --             63,928     --       --           --
  Hartford Small Company
   HLS Fund
    2001 Lowest contract
     charges.............     1,261,358    1.143686      1,442,597     1.39%    --          (16.25)%
        Highest contract
         charges.........         6,935    0.936544          6,495     1.33%    --           (6.35)%
        Remaining
         contract
         charges.........       700,675      --            688,002     --       --           --
  Hartford Stock HLS Fund
    2001 Lowest contract
     charges.............     6,823,699    1.061497      7,243,336     1.38%     0.66%      (13.61)%
        Highest contract
         charges.........       260,736    0.893374        232,935     1.33%     1.10%      (10.66)%
        Remaining
         contract
         charges.........     3,414,098      --          3,142,857     --       --           --
  Hartford Value HLS Fund
    2001 Lowest contract
     charges.............        11,538    0.998015         11,515     0.89%     0.68%       (0.20)%
        Highest contract
         charges.........         1,769    0.996687          1,764     0.96%     1.12%       (0.33)%
        Remaining
         contract
         charges.........        21,029      --             20,966     --       --           --
Investments in Nations
 Separate Account Trust:
  Nations Marsico 21st
   Century Portfolio
    2001 Lowest contract
     charges.............       438,395    0.873508        382,942     1.09%    --          (12.65)%
        Highest contract
         charges.........        47,770    0.871467         41,630     1.20%    --          (12.85)%
        Remaining
         contract
         charges.........        76,276      --             66,541     --       --           --
  Nations International
   Opportunities
   Portfolio
    2001 Lowest contract
     charges.............        82,394    0.877109         72,268     1.08%     0.48%      (12.29)%
        Highest contract
         charges.........         3,807    0.875059          3,332     1.31%     0.42%      (12.49)%
        Remaining
         contract
         charges.........        43,920      --             38,471     --       --           --
Investments in the
 Mercury V.l. Funds,
 Inc.:
  Merrill Lynch Large Cap
   Growth Focus Fund
    2001 Lowest contract
     charges.............         1,962    8.189183         16,067     1.38%     0.02%      (10.59)%
        Highest contract
         charges.........       --           --           --           --       --           --
        Remaining
         contract
         charges.........       --           --           --           --       --           --
Investments in the
 Prudential Series Fund,
 Inc.:
  Prudential Jennison
   Portfolio
    2001 Lowest contract
     charges.............        56,113    6.281951        352,502     1.38%    --          (19.74)%
        Highest contract
         charges.........       128,937    0.892526        115,080     1.61%    --          (10.75)%
        Remaining
         contract
         charges.........       594,127      --            780,613     --       --           --
  20/20 Focus Portfolio
    2001 Lowest contract
     charges.............         5,605    9.549833         53,524     1.37%     0.26%       (2.68)%
        Highest contract
         charges.........        31,300    0.970581         30,379     1.64%     0.12%       (2.94)%
        Remaining
         contract
         charges.........       119,777      --            192,519     --       --           --
Investments in the
 Salomon Brothers VA
 Fund:
  Salomon Brothers VA
   Capital Fund
    2001 Lowest contract
     charges.............     2,414,808    1.201314      2,900,942     1.38%     0.77%        0.48%
        Highest contract
         charges.........        36,388    1.199106         43,633     1.44%     1.09%       (5.24)%
        Remaining
         contract
         charges.........       152,514      --            182,661     --       --           --

_____________________________________ SA-62 ____________________________________

                                                                              INVESTMENT
                                            UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS      FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           ------------  ----------  --------------  -------  ----------  ---------
  Salomon Brothers VA
   High Yield Bond Fund
    2001 Lowest contract
     charges.............       178,520    1.027701        183,465     1.37%    11.34%        3.67%
        Highest contract
         charges.........       --           --           --           --       --           --
        Remaining
         contract
         charges.........       --           --           --           --       --           --
  Salomon Brothers VA
   Investors Fund
    2001 Lowest contract
     charges.............       712,900    1.097884        782,681     1.38%     0.81%       (5.49)%
        Highest contract
         charges.........         8,268    1.095853          9,060     1.43%     1.27%      (11.06)%
        Remaining
         contract
         charges.........        13,508      --             14,785     --       --           --
  Salomon Brothers VA
   Total Return Fund
    2001 Lowest contract
     charges.............       252,563    1.048591        264,836     1.38%     2.10%       (2.18)%
        Highest contract
         charges.........        58,785    1.043491         61,342     1.58%     2.77%       (2.75)%
        Remaining
         contract
         charges.........        46,362      --             48,467     --       --           --
Investments in the
 Prudential Series Fund,
 Inc.:
  SP Jennison
   International Growth
   Portfolio
    2001 Lowest contract
     charges.............         2,135    0.739101          1,578     0.91%    --          (26.09)%
        Highest contract
         charges.........       --           --           --           --       --           --
        Remaining
         contract
         charges.........       --           --           --           --       --           --
  Prudential Value
   Portfolio
    2001 Lowest contract
     charges.............         3,254    0.941945          3,065     0.89%     0.78%       (5.81)%
        Highest contract
         charges.........        23,844    0.938166         22,370     1.25%     0.91%       (6.18)%
        Remaining
         contract
         charges.........       204,265      --            192,080     --       --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

_____________________________________ SA-63 ____________________________________

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly-owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2001 and 2000, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2001. These financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, these financial statements were prepared using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which practices differs from accounting principles generally accepted in the United States.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001. Furthermore, in our opinion, the supplemental data included in Note 2 reconciling income and capital and surplus as shown in the financial statements to income and stockholder's equity as determined in conformity with accounting principles generally accepted in the United States, present fairly, in all material respects, the information shown therein.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, and the results of its operations and the changes in its capital and surplus for each of the three years in the period ended December 31, 2001 in conformity with accounting practices prescribed or permitted by the Insurance Department in the State of Connecticut.

As explained in Note 2 to the financial statements, effective January 1, 2001, the Company changed its method of accounting to that prescribed in the codified National Association of Insurance Commissioners' Statements of Statutory Accounting Principles and related interpretations prescribed by the Insurance Department of the State of Connecticut.

Hartford, Connecticut
January 28, 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2001          2000
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 2,639,950   $ 1,181,509
   Common Stocks                                           16,753        38,064
   Mortgage Loans                                         180,043        34,639
   Real Estate                                             24,614            --
   Policy Loans                                           250,220        80,795
   Cash and Short-Term Investments                        421,764        65,526
   Other Invested Assets                                   39,622         1,150
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     3,572,966     1,401,683
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       48,172        21,605
   Federal Income Taxes Recoverable                       157,532        54,908
   Deferred Tax Asset                                      54,720            --
   Other Assets                                            98,497        71,125
   Separate Account Assets                             41,945,545    45,343,327
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $45,877,432   $46,892,648
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Life and Accident and
    Health Policies                                   $ 4,346,336   $ 2,188,746
   Liability for Deposit Type Contracts                    42,394        21,063
   Policy and Contract Claim Liabilities                   30,507        10,733
   Asset Valuation Reserve                                     --         2,743
   Payable to Affiliates                                   32,072        20,917
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,485,727)   (1,461,556)
   Remittances and Items Not Allocated                    139,993       120,810
   Other Liabilities                                      155,097       106,602
   Separate Account Liabilities                        41,945,545    45,343,327
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    45,206,217    46,353,385
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000
    Shares Issued and Outstanding                           2,500         2,500
   Gross Paid-In and Contributed Surplus                  986,883       226,043
   Unassigned Funds                                      (318,168)      310,720
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS       671,215       539,263
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $45,877,432   $46,892,648
 ------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                        FOR THE YEARS ENDED DECEMBER 31,
 ------------------------------------------------------------------------------------------
                                                         2001          2000         1999
 ------------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $12,741,782   $  772,847   $  621,789
   Considerations for Supplementary Contracts with
    Life Contingencies                                     33,695           31           --
   Annuity and Other Fund Deposits                             --    4,201,953    2,991,363
   Net Investment Income                                  188,799      107,937      122,322
   Commissions and Expense Allowances on
    Reinsurance Ceded                                      78,607      121,671      379,905
   Reserve Adjustment on Reinsurance Ceded                600,569    1,287,942    1,411,342
   Fee Income                                             817,436      827,674      647,565
   Other Revenues                                           6,435        2,751          842
 ------------------------------------------------------------------------------------------
                                     TOTAL REVENUES    14,467,323    7,322,806    6,175,128
 ------------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                             174,288       57,001       47,372
   Disability and Other Benefits                           11,296        5,827        6,270
   Surrenders and Other Fund Withdrawals                4,142,327    3,567,723    1,250,813
   Commissions                                          1,222,698      490,630      467,338
   Increase in Aggregate Reserves for Life and
    Accident and Health Policies                        2,147,722       57,316       12,481
   Decrease in Liability for Premium and Other
    Deposit Funds                                              --     (403,594)     (47,852)
   General Insurance Expenses                             330,636      253,565      192,196
   Net Transfers to Separate Accounts                   2,613,765    3,218,126    4,160,501
   Modified Coinsurance Adjustment on Reinsurance
    Assumed                                             4,591,861           --           --
   Other Expenses                                          78,503       26,782       35,385
 ------------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    15,313,096    7,273,376    6,124,504
 ------------------------------------------------------------------------------------------
   Net (Loss) Gain from Operations Before Federal
    Income Tax (Benefit) Expense                         (845,773)      49,430       50,624
   Federal Income Tax (Benefit) Expense                  (196,458)      24,549      (10,231)
 ------------------------------------------------------------------------------------------
                    NET (LOSS) GAIN FROM OPERATIONS      (649,315)      24,881       60,855
 ------------------------------------------------------------------------------------------
   Net Realized Capital Losses, after tax                 (10,238)      (2,922)     (36,428)
 ------------------------------------------------------------------------------------------
                                  NET (LOSS) INCOME   $  (659,553)  $   21,959   $   24,427
 ------------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                       FOR THE YEARS ENDED DECEMBER 31,
 ---------------------------------------------------------------------------------------
                                                         2001        2000        1999
 ---------------------------------------------------------------------------------------
 COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000
  SHARES ISSUED AND OUTSTANDING
 ---------------------------------------------------------------------------------------
   Balance, Beginning and End of Year                 $   2,500    $  2,500    $  2,500
 ---------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 ---------------------------------------------------------------------------------------
   Beginning of Year                                    226,043     226,043     226,043
   Capital Contribution                                 760,840          --          --
 ---------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR     986,883     226,043     226,043
 ---------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                           310,720     294,333     247,969

   Net Income                                          (659,553)     21,959      24,427
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets          (22,085)     (4,653)      2,258
   Change in Net Deferred Income Tax                    209,019          --          --
   Change in Reserve Valuation Basis                    (11,721)      5,711          --
   Change in Asset Valuation Reserve                      2,743       2,192      16,847
   Change in Non-Admitted Assets                       (154,455)     (3,646)      6,557
   Change in Liability for Reinsurance in
    Unauthorized Companies                                   (2)         --          --
   Cummulative Effect of Changes in Accounting
    Principles                                            7,166          --          --
   Credit on Reinsurance Ceded                               --      (5,176)     (3,725)
 ---------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    (318,168)    310,720     294,333
 ---------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 ---------------------------------------------------------------------------------------
   End of Year                                        $ 671,215    $539,263    $522,876
 ---------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                           FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------
                                             2001         2000        1999
-----------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $12,732,469  $4,969,266  $3,613,217
  Net Investment Income                       166,707     106,844     122,998
  Fee Income                                  817,436     827,674     647,565
  Commissions and Expense Allowances on
   Reinsurance Ceded                          679,177   1,403,553   1,787,523
  Other Income                                 36,949         179      11,800
                                          -----------  ----------  ----------
    Total Income                           14,432,738   7,307,516   6,183,103
                                          -----------  ----------  ----------
  Benefits Paid                             4,289,455   3,628,860   1,303,801
  Federal Income Tax (Recoveries)
   Payments                                   (58,363)     74,791      (8,815)
  Net Transfers to Separate Accounts        2,640,961   3,289,217   4,364,914
  MODCO Adjustment on Reinsurance
   Assumed                                  4,591,861          --          --
  Other Expenses                            1,637,963     789,601     669,525
                                          -----------  ----------  ----------
    Total Benefits and Expenses            13,101,877   7,782,469   6,329,425
-----------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                    OPERATING ACTIVITIES    1,330,861    (474,953)   (146,322)
-----------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                     1,286,296     731,046     753,358
  Common Stocks                                14,354         979         939
  Mortgage Loans                               57,353      33,304      53,704
  Other                                        12,690       1,718       1,490
                                          -----------  ----------  ----------
    Total Investment Proceeds               1,370,693     767,047     809,491
                                          -----------  ----------  ----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                     2,753,242     454,987     804,947
  Common Stocks                                14,246         484         464
  Mortgage Loans                              203,177       3,881      57,665
  Real Estate                                  25,000          --          --
  Other                                        40,467          --       1,994
                                          -----------  ----------  ----------
    Total Investments Acquired              3,036,132     459,352     865,070
                                          -----------  ----------  ----------
  Net Increase in Policy Loans                169,425      21,366      12,217
-----------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
                    INVESTING ACTIVITIES  $(1,834,864) $  286,329  $  (67,796)
-----------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                        760,840          --          --
  Net other cash provided (used)               99,401     (13,429)     11,742
-----------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                               FINANCING
            AND MISCELLANEOUS ACTIVITIES      860,241     (13,429)     11,742
-----------------------------------------------------------------------------
  Net increase (decrease) in cash and
   short-term investments                     356,238    (202,053)   (202,376)
  Cash and Short-Term Investments,
   Beginning of Year                           65,526     267,579     469,955
-----------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   421,764  $   65,526  $  267,579
-----------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 2001
(AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford"). Pursuant to an initial public offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI. On June 27, 2000, The Hartford acquired all of the outstanding common shares of HLI not already owned by The Hartford ("The Hartford Acquisition"). As a result of The Hartford Acquisition, HLI became a direct subsidiary of Hartford Fire Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.

Current prescribed statutory accounting practices include the adoption of the NAIC's codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective
January 1, 2001, as well as current state laws and regulations. Permitted statutory accounting practices encompass accounting practices approved by the state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

As the result of changes in accounting principles effective January 1, 2001, some of the information presented for 2000 and 1999 is not comparable to the information presented for 2001. The notable items are deposits recorded as revenue in 2000 and 1999, most of which were recorded as premiums and considerations in 2001. At the direction of the Connecticut Insurance Department, a few of the items in the 2000 balance sheet were reclassified for comparability with 2001 without any change in total assets, liabilities or capital and surplus funds.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles ("STAT") and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value; and

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2001              2000              1999
                                                                -----------------------------------------------
GAAP Net Income                                                 $   214,610       $   140,954       $    75,654
Deferral and amortization of policy acquisition costs,
 net                                                               (308,546)         (218,151)         (272,171)
Change in unearned revenue reserve                                   59,132            54,255           (64,915)
Deferred taxes                                                      180,625            27,039            57,833
Separate account expense allowance                                 (110,911)           71,092           214,388
Asset impairments and write-downs                                        --                --           (17,250)
Benefit reserve adjustment                                          (13,199)          (70,248)           11,491
Prepaid reinsurance premium                                          (6,944)           (3,007)           (3,524)
Ceding commission on reinsurance assumed                           (670,507)               --                --
Statutory voluntary reserve                                              --                --            (6,286)
Other, net                                                           (3,813)           20,025            29,207
                                                                -----------------------------------------------
                            STATUTORY NET (LOSS) INCOME         $  (659,553)      $    21,959       $    24,427
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 1,794,936       $   826,049       $   676,428
Deferred policy acquisition costs                                (3,033,841)       (2,105,975)       (1,887,824)
Unearned revenue reserve                                            229,194           150,220            95,965
Deferred taxes                                                      366,265           181,027           122,105
Separate account expense allowance                                1,521,026         1,469,122         1,398,030
Unrealized (gains) losses on investments                            (31,612)          (13,933)           26,292
Benefit reserve adjustment                                           24,334            16,574            81,111
Asset valuation reserve                                                  --            (2,743)           (4,935)
Interest maintenance reserve                                        (25,448)               --                --
Prepaid reinsurance premium                                         (17,679)          (10,735)           (7,728)
Goodwill                                                           (173,704)               --                --
Statutory voluntary reserve                                              --            (6,286)           (6,286)
Other, net                                                           17,744            35,943            29,718
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $   671,215       $   539,263       $   522,876
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 8.75% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2001 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,965         0.0%
At book value, less current surrender charge of 5% or more             1,369,405         3.3%
At market value                                                       38,967,202        93.3%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          40,339,572        96.6%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          1,187,215         2.8%
Not subject to discretionary withdrawal:                                 251,419         0.6%
                                                                     -----------------------
                                                TOTAL, GROSS          41,778,206       100.0%
Reinsurance ceded                                                             --         0.0%
                                                                     -----------
                                                  TOTAL, NET         $41,778,206       100.0%
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized cost and are amortized using the interest method, in accordance with Statements of Statutory Accounting Principles ("SSAP") No. 26 -- BONDS, EXCLUDING LOANED-BACKED AND STRUCTURED SECURITIES. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Preferred stocks are carried at amortized cost in accordance with NAIC designations. Common stocks are carried at fair value with the current year change in the difference from their cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Policy loans are carried at their outstanding balance, which approximates fair value. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $0 and $2,743 as of December 31, 2001 and 2000, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2001 and 2000 were $25,448 and $(3,582), respectively. The 2000 asset balance was reflected as a component of non-admitted assets in Unassigned Funds, in accordance with statutory accounting principles. The net capital gains (losses) captured in the IMR in 2001, 2000 and 1999 were $1,965, $(3,096) and $(1,255), respectively. The amount of expense amortized from the IMR in 2001, 2000, 1999 included in the Company's Statements of Operations, was $3,472, $(495) and $178, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Connecticut Department of Insurance. Effective January 1, 2001, the State of Connecticut required that insurance companies domiciled in the State of Connecticut prepare their statutory basis financial statements in accordance with the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective January 1, 2001, subject to any deviations prescribed or permitted by the State of Connecticut Insurance Commissioner.

Accounting changes adopted to conform to the provisions of the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date, if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principles, as an adjustment that increased unassigned funds of approximately $7,166.

3. BUSINESS COMBINATIONS:

On April 2, 2001, The Hartford, through Hartford Life, Inc. and its affiliates, acquired the U.S. individual life insurance, annuity and mutual fund businesses of Fortis Inc., ("Fortis") for $1.12 billion in cash. The Hartford effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The purchase of Fortis Advisors, Inc. and Fortis Investors, Inc. was accounted for as a statutory purchase.

4. INVESTMENTS:

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2001           2000           1999
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $148,038       $ 95,980       $113,646
Interest income from policy loans                                    14,160          4,923          3,494
Interest and dividends from other investments                        28,751          8,568          6,371
                                                                   --------------------------------------
Gross investment income                                             190,949        109,471        123,511
Less: investment expenses                                             2,150          1,534          1,189
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $188,799       $107,937       $122,322
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                     2001           2000           1999
                                                                   --------------------------------------
Gross unrealized capital gains                                     $ 17,132       $  2,401       $    561
Gross unrealized capital losses                                     (17,210)        (3,319)        (6,441)
                                                                   --------------------------------------
Net unrealized capital losses                                           (78)          (918)        (5,880)
Balance, beginning of year                                             (918)        (5,880)        10,072
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $    840       $  4,962       $(15,952)
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                     2001           2000           1999
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    120       $    509       $  2,508
Gross unrealized capital losses                                     (22,913)        (2,113)           (24)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                               (22,793)        (1,604)         2,484
Balance, beginning of year                                           (1,604)         2,484            333
                                                                   --------------------------------------
   CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON
                                                      STOCKS       $(21,189)      $ (4,088)      $  2,151
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                     2001           2000           1999
                                                                   --------------------------------------
Bonds and short-term investments                                   $ (7,491)      $ (8,128)      $(37,959)
Common stocks                                                           (13)           217            104
Other invested assets                                                    33             10            172
                                                                   --------------------------------------
Realized capital losses                                              (7,471)        (7,901)       (37,683)
Capital gains tax (benefit)                                             802         (1,883)            --
                                                                   --------------------------------------
Net realized capital losses, after tax                               (8,273)        (6,018)       (37,683)
Less: amounts transferred to IMR                                      1,965         (3,096)        (1,255)
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(10,238)      $ (2,922)      $(36,428)
                                                                   --------------------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 2001, 2000 and 1999 resulted in proceeds of $669,820, $740,995, and $1,367,027, respectively, gross realized capital gains of $8,169, $710 and $1,106, respectively, and gross realized capital losses of $6,273, $8,838 and $39,065, respectively, before transfers to the IMR. Sale of common stocks for the years ended
December 31, 2001, 2000 and 1999 resulted in proceeds of $14,354, $979 and $939, gross realized capital gains of $358, $218 and $115, respectively, and gross realized losses of $371, $1 and $11, respectively.

(e) DERIVATIVE INVESTMENTS

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 2001
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  992      $   --        $  --       $   --        $   7        $--      $    7
Other bonds and notes                 1,648           7            7           --           13         --          27
Short-term investments                   59          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 2,699           7            7           --           20         --          34
Other investments                       248          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                   TOTAL INVESTMENT  $2,947      $    7        $   7       $   --        $  20        $--      $   34
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $2,873      $   --        $  66       $   --        $  --        $--      $   66
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  73       $   --        $  20        $--      $  100
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $   2       $   --        $   1        $--      $    3
                                     ----------------------------------------------------------------------------------

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 2000
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  668      $   --        $  --       $   --        $  10        $--      $   10
Other bonds and notes                   513           7            7           --           20         --          34
Short-term investments                   39          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 1,220           7            7           --           30         --          44
Other investments                        40          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $1,260      $    7        $   7       $   --        $  30        $--      $   44
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $1,642      $   --        $  50       $   --        $  --        $--      $   50
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  57       $   --        $  30        $--      $   94
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $   1       $   --        $  --        $--      $    1
                                     ----------------------------------------------------------------------------------

(f) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 2001.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   41,637   $   132     $     --   $   41,769
  --Guaranteed and sponsored -- asset-backed                          270,969        --           --      270,969
States, municipalities and political subdivisions                         398        15           --          413
International governments                                              35,086       880           (4)      35,962
Public utilities                                                      163,678       557         (757)     163,478
All other corporate                                                 1,220,569    15,376       (9,716)   1,226,229
All other corporate -- asset-backed                                   728,058        61       (6,733)     721,386
Short-term investments                                                 58,741        --           --       58,741
Certificates of deposit                                                52,877       111           --       52,988
Parents, subsidiaries and affiliates                                  126,735        --           --      126,735
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $2,698,748   $17,132     $(17,210)  $2,698,670
                                                                   ----------------------------------------------

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,162    $  120     $   (211)  $    4,071
Common stock -- affiliated                                             35,384        --      (22,702)      12,682
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,546    $  120     $(22,913)  $   16,753
                                                                   ----------------------------------------------

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $    6,164    $   62     $     (7)  $    6,219
  --Guaranteed and sponsored -- asset-backed                          123,714        --           --      123,714
States, municipalities and political subdivisions                         401         6           --          407
International governments                                               7,289       271           --        7,560
Public utilities                                                       17,797        --           --       17,797
All other corporate                                                   360,599     2,062       (3,312)     359,349
All other corporate -- asset-backed                                   544,620        --           --      544,620
Short-term investments                                                 38,813        --           --       38,813
Certificates of deposit                                                    --        --           --           --
Parents, subsidiaries and affiliates                                  121,420        --           --      121,420
                                                                   ----------------------------------------------
    TOTAL BONDS AND SHORT-TERM INVESTMENTS                         $1,220,817    $2,401     $ (3,319)  $1,219,899
                                                                   ----------------------------------------------

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,284    $  509     $    (61)  $    4,732
Common stock -- affiliated                                             35,384        --       (2,052)      33,332
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,668    $  509     $ (2,113)  $   38,064
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2001 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                  Amortized          Estimated
                                                     Cost            Fair Value
                                                  -----------------------------
MATURITY
One year or less                                  $  325,531         $  325,522
Over one year through five years                   1,220,070          1,220,034
Over five years through ten years                    807,775            807,752
Over ten years                                       345,372            345,362
                                                  -----------------------------
                                           TOTAL  $2,698,748         $2,698,670
                                                  -----------------------------

Bonds with a carrying value of $3,495 were on deposit as of December 31, 2001 with various regulatory authorities as required.

(h) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS (IN MILLIONS):

                                                                2001                 2000
                                                         ----------------------------------------
                                                                   Estimated            Estimated
                                                         Carrying    Fair     Carrying    Fair
                                                          Amount     Value     Amount     Value
                                                         ----------------------------------------
ASSETS
  Bonds and short-term investments                       $ 2,699      2,699     1,221      1,220
  Common stocks                                               17         17        38         38
  Policy loans                                               250        250        81         81
  Mortgage loans                                             180        180        35         35
  Other invested assets                                       64         64         1          1
LIABILITIES
  Deposit funds and other benefits                       $ 2,873    $ 2,089   $ 1,642    $ 1,592
                                                         ----------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stocks and other invested assets approximates those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

5. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                                      December 31,          January 1,
                                                                          2001                 2001
                                                                     -----------------------------------
Total of all deferred tax assets (admitted and non-admitted)            $ 329,950            $ 200,291
Total of all deferred tax liabilities                                   $(114,519)           $(193,879)
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                              $(160,711)           $      --
Increase in deferred taxes non-admitted                                 $(160,711)                 N/A
                                                                     -----------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided for in this account.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                       2001           2001
                                                                     -----------------------
Current income taxes incurred                                        $(195,656)      $21,260
                                                                     -----------------------

                                                                      STAT/Tax         2001 Tax
Deferred tax assets:                                                 Difference         Effect
                                                                     ---------------------------
Reserves                                                             $ 194,867        $   68,203
Tax Deferred Acquisition Costs ("DAC")                                 551,268           192,943
Accrued deferred compensation                                            8,447             2,957
Capital loss carryforward                                                9,429             3,300
AMT credit utilization                                                 168,098            58,834
Other                                                                   10,608             3,713
                                                                     ---------------------------
                                   TOTAL DEFERRED TAX ASSETS         $ 942,717        $  329,950
                                                                     ---------------------------
                            DEFERRED TAX ASSETS NON-ADMITTED         $(459,176)       $(160,711)
                                                                     ---------------------------

                                                                      STAT/Tax         2001 Tax
Deferred tax liabilities:                                            Difference         Effect
                                                                     ---------------------------
Tax preferred investments                                            $(299,066)       $(104,673)
Deferred and uncollected                                               (19,934)          (6,977)
Other                                                                   (8,197)          (2,869)
                                                                     ---------------------------
                              TOTAL DEFERRED TAX LIABILITIES         $(327,197)       $(114,519)
                                                                     ---------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                                 December 31,          January 1,
                                                                     2001                 2001             Change
                                                                ---------------------------------------------------
Reserves                                                           $  68,203            $  23,802         $  44,401
Tax DAC                                                              192,943              160,409            32,534
Accrued deferred compensation                                          2,957                2,048               909
Capital loss carryforward                                              3,300               13,227            (9,927)
AMT credit utilization                                                58,834                   --            58,834
Other                                                                  3,713                  805             2,908
                                                                ---------------------------------------------------
                              TOTAL DEFERRED TAX ASSETS            $ 329,950            $ 200,291         $ 129,659
                                                                ---------------------------------------------------
                       DEFERRED TAX ASSETS NON-ADMITTED            $(160,711)           $      --         $(160,711)
                                                                ---------------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                                 December 31,          January 1,
                                                                     2001                 2001             Change
                                                                ---------------------------------------------------
Bonds                                                              $      --            $  (1,238)        $   1,238
Tax preferred investments                                           (104,673)            (189,568)           84,895
Deferred and uncollected                                              (6,977)              (1,808)           (5,169)
Other                                                                 (2,869)              (1,265)           (1,604)
                                                                ---------------------------------------------------
                         TOTAL DEFERRED TAX LIABILITIES            $(114,519)           $(193,879)        $  79,360
                                                                ---------------------------------------------------

                                                                 December 31,          January 1,
                                                                     2001                 2001             Change
                                                                ---------------------------------------------------
Total deferred tax assets                                          $ 329,950            $ 200,291         $ 129,659
Total deferred tax liabilities                                     $(114,519)           $(193,879)        $  79,360
                                                                ---------------------------------------------------
                                 NET DEFERRED TAX ASSET            $ 215,431            $   6,412         $ 209,019
                                                                ---------------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net (Loss) Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2001               Rate
                                                                     -------------------------------
Tax provision at statutory rate                                         $(299,317)           35.0%
Tax preferred investments                                                 (33,724)            3.9%
Other                                                                         751             0.0%
                                                                     -------------------------------
  Total before SSAP No. 10 implementation                                (332,290)           38.9%
  SSAP No. 10 implementation adjustments                                  (72,385)            8.4%
                                                                     -------------------------------
                                                       TOTAL            $(404,675)           47.3%
                                                                     -------------------------------

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2001               Rate
                                                                     -------------------------------
Federal and foreign income tax incurred                                 $(195,656)           22.9%
Change in net deferred income taxes                                      (209,019)           24.4%
                                                                     -------------------------------
                                TOTAL STATUTORY INCOME TAXES            $(404,675)           47.3%
                                                                     -------------------------------

(e) As of December 31, the Company had an operating loss carry forward of $(718,165). If not utilized, it will expire for tax purposes in 2016.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2001                  $    --
2000                  $21,260
1999                  $    --

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. Please refer to Schedule Y of the Company's most recent Annual Statement for a list of the entities within the consolidated group.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

6. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly.

There were no material reinsurance recoverables from reinsurers outstanding as of, and for the years ended, December 31, 2001, 2000 and 1999.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct     Assumed       Ceded        Net
                                                         -----------------------------------------------
2001
Aggregate Reserves for Life and
  Accident and Health Policies                           $3,085,682  $1,578,470  $  (317,816) $4,346,336
Policy and Contract Claim Liabilities                    $   23,510  $   16,288  $    (9,291) $   30,507
Premium and Annuity Considerations                       $6,890,184  $6,794,425  $  (942,827) $12,741,782
Death, Annuity, Disability and Other Benefits            $  115,649  $   94,069  $   (24,134) $  185,584
Surrenders and Other Fund Withdrawals                    $3,893,425  $  491,474  $  (242,572) $4,142,327

                                                           Direct     Assumed       Ceded        Net
                                                         -----------------------------------------------
2000
Aggregate Reserves for Life and
  Accident and Health Policies                           $  900,216  $       --  $  (256,989) $  643,227
Policy and Contract Claim Liabilities                    $   16,084  $       --  $    (5,351) $   10,733
Premium and Annuity Considerations                       $  839,447  $      986  $   (67,586) $  772,847
Annuity and Other Fund Deposits                          $5,730,269  $       --  $(1,528,316) $4,201,953
Death, Annuity, Disability and Other Benefits            $   77,524  $    1,542  $   (16,238) $   62,828
Surrenders and Other Fund Withdrawals                    $3,684,103  $       --  $  (116,380) $3,567,723

                                                           Direct     Assumed       Ceded        Net
                                                         -----------------------------------------------
1999
Aggregate Reserves for Life and
  Accident and Health Policies                           $  784,502  $       53  $  (192,934) $  591,621
Policy and Contract Claim Liabilities                    $    7,827  $      203  $      (353) $    7,677
Premium and Annuity Considerations                       $  674,219  $    1,261  $   (53,691) $  621,789
Annuity and Other Fund Deposits                          $6,195,917  $       --  $(3,204,554) $2,991,363
Death, Annuity, Disability and Other Benefits            $   65,251  $    1,104  $   (12,713) $   53,642
Surrenders and Other Fund Withdrawals                    $2,541,449  $       --  $(1,290,636) $1,250,813

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

For additional information, see Notes 5, 6, and 8.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $3,764, $648 and $762 for 2001, 2000 and 1999, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2001, 2000 or 1999.

The assumed rate in the per capita cost of health care (the health care trend rate) was 8% for 2001, decreasing ratably to 5% in the year 2007. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. Matching contributions are used to acquire common stock of The Hartford. The cost to the Company for the above-mentioned plan was approximately $2 million, $2 million and $1 million in 2001, 2000 and 1999, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. The amount available for dividend in 2002 is approximately $66,872.

10. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $41.9 billion and $45.3 billion as of December 31, 2001 and 2000, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $567 million, $622 million and $493 million for the years ended December 31, 2001, 2000 and 1999, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $289, $1,212 and $523 in 2001, 2000 and 1999, respectively, of which $297, $1,074 and
$318 in 2001, 2000 and 1999, respectively, were estimated to be creditable against premium taxes.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service. The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

12. SEPTEMBER 11 EVENTS:

As a result of the September 11 terrorist attack, the Company recorded a loss amounting to $6.9 million, before taxes and net of reinsurance in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including the cost of additional reinsurance premiums. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.